Quarterly portfolio holdings
John Hancock
Multifactor ETFs
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 7-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.1%		$702,816,420
(Cost $585,450,567)
Australia - 6.7%		47,789,337
ANZ Group Holdings, Ltd.	80,129	1,584,877
APA Group	100,854	544,803
Aristocrat Leisure, Ltd.	19,352	872,683
ASX, Ltd.	6,802	306,782
BHP Group, Ltd.	119,183	3,011,887
BlueScope Steel, Ltd.	51,897	794,248
Brambles, Ltd.	110,353	1,698,824
carsales.com, Ltd.	17,691	434,884
Cochlear, Ltd.	5,536	1,135,318
Coles Group, Ltd.	99,387	1,327,159
Commonwealth Bank of Australia	22,059	2,526,800
Computershare, Ltd.	44,436	1,205,916
CSL, Ltd.	8,171	1,425,177
Fortescue, Ltd.	106,531	1,218,844
Goodman Group	28,877	654,083
Insurance Australia Group, Ltd.	350,268	1,977,811
Macquarie Group, Ltd.	8,811	1,233,188
Medibank Private, Ltd.	253,261	831,617
Mirvac Group	119,972	173,799
National Australia Bank, Ltd.	75,071	1,880,694
Northern Star Resources, Ltd.	141,511	1,418,611
Origin Energy, Ltd.	152,313	1,144,439
Pro Medicus, Ltd.	3,542	734,075
Qantas Airways, Ltd.	45,600	319,138
QBE Insurance Group, Ltd.	130,941	1,955,907
REA Group, Ltd. (A)	1,677	258,575
Reece, Ltd. (A)	23,360	204,549
Rio Tinto, Ltd. (A)	20,956	1,507,114
Santos, Ltd.	492,404	2,495,060
Scentre Group	160,476	387,459
SEEK, Ltd.	11,518	179,761
SGH, Ltd.	14,511	478,917
Sigma Healthcare, Ltd. (A)	41,669	77,535
Sonic Healthcare, Ltd.	48,847	868,338
South32, Ltd.	215,522	407,966
Stockland	87,462	312,534
Suncorp Group, Ltd.	90,046	1,215,179
Telstra Group, Ltd.	159,935	511,781
The GPT Group	58,925	193,488
The Lottery Corp., Ltd.	171,514	598,527
TPG Telecom, Ltd.	32,213	114,901
Transurban Group	40,739	362,496
Treasury Wine Estates, Ltd.	66,006	321,710
Vicinity, Ltd.	122,796	195,284
Wesfarmers, Ltd.	27,312	1,507,899
Westpac Banking Corp.	99,053	2,156,879
WiseTech Global, Ltd.	8,590	660,251
Woodside Energy Group, Ltd. (A)	91,072	1,559,150
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Woolworths Group, Ltd.	39,552	$802,420
Austria - 0.3%		1,894,453
ANDRITZ AG	2,176	152,546
BAWAG Group AG (B)(C)	2,686	340,628
Erste Group Bank AG	8,396	774,056
OMV AG	6,380	326,264
Raiffeisen Bank International AG	6,739	196,222
Telekom Austria AG	2,595	27,622
Verbund AG	1,031	77,115
Belgium - 1.2%		8,384,187
Ackermans & van Haaren NV	2,526	622,750
Ageas SA/NV	19,696	1,346,947
Anheuser-Busch InBev SA/NV	42,457	2,497,739
D’ieteren Group	664	132,085
KBC Group NV	23,571	2,475,518
Lotus Bakeries NV	25	212,886
Syensqo SA	8,645	692,229
UCB SA	1,387	302,338
Warehouses De Pauw CVA	4,330	101,695
Chile - 0.1%		463,923
Antofagasta PLC	18,677	463,923
Denmark - 1.9%		13,593,067
AP Moller - Maersk A/S, Series A	158	312,130
AP Moller - Maersk A/S, Series B	261	520,211
Carlsberg A/S, Class B	3,387	425,151
Coloplast A/S, B Shares	14,931	1,381,836
Danske Bank A/S	55,297	2,209,386
DSV A/S	6,171	1,386,141
Genmab A/S (C)	2,226	490,790
Novo Nordisk A/S, B Shares	93,801	4,524,708
Novonesis A/S, B Shares	28,112	1,835,946
Orsted A/S (B)(C)	10,717	506,768
Finland - 1.2%		8,616,712
Elisa OYJ	11,245	581,230
Fortum OYJ	5,932	109,243
Kesko OYJ, A Shares	9,505	207,570
Kesko OYJ, B Shares	20,967	457,878
Kone OYJ, Class B	11,685	721,397
Metso Corp.	58,542	741,402
Neste OYJ	13,556	214,657
Nokia OYJ	161,445	662,997
Nordea Bank ABP	149,892	2,195,953
Sampo OYJ, A Shares	50,127	540,223
Stora Enso OYJ, R Shares	69,804	721,764
UPM-Kymmene OYJ	15,038	391,567
Wartsila OYJ ABP	38,597	1,070,831
France - 12.1%		85,742,395
Air Liquide SA	7,861	1,554,734
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Airbus SE	16,167	$3,257,433
AXA SA	60,597	2,960,126
BNP Paribas SA	76,037	6,967,472
Capgemini SE	15,836	2,372,574
Cie de Saint-Gobain SA	38,745	4,447,862
Credit Agricole SA	122,940	2,272,482
Danone SA	66,049	5,433,867
Dassault Systemes SE	24,363	805,588
Engie SA	133,678	3,001,882
EssilorLuxottica SA	7,136	2,128,452
Hermes International SCA	811	1,996,622
Kering SA	4,626	1,146,300
Legrand SA	18,203	2,707,409
L’Oreal SA	5,379	2,397,046
LVMH Moet Hennessy Louis Vuitton SE	6,785	3,668,162
Orange SA	352,846	5,389,376
Pernod Ricard SA	14,439	1,493,303
Safran SA	10,825	3,586,833
Sanofi	25,550	2,305,538
Schneider Electric SE	8,076	2,109,802
Societe Generale SA	26,721	1,711,453
Thales SA	9,148	2,468,906
TotalEnergies SE	134,268	7,994,247
Vinci SA	83,095	11,564,926
Germany - 10.1%		71,760,334
adidas AG	9,342	1,796,855
Allianz SE	10,231	4,065,673
BASF SE	96,197	4,752,013
Bayerische Motoren Werke AG	17,019	1,633,906
Beiersdorf AG	4,847	604,692
Commerzbank AG	37,253	1,366,119
Daimler Truck Holding AG	74,517	3,652,903
Deutsche Bank AG	180,032	5,972,521
Deutsche Boerse AG	6,313	1,836,010
Deutsche Telekom AG	158,668	5,716,876
DHL Group	98,609	4,452,442
E.ON SE	220,215	4,021,410
Hannover Rueck SE	6,412	1,955,070
Hapag-Lloyd AG (B)	2,891	419,899
Heidelberg Materials AG	10,283	2,383,305
Henkel AG & Company KGaA	7,593	541,422
Infineon Technologies AG	50,166	1,988,655
Mercedes-Benz Group AG	53,001	3,039,180
Merck KGaA	1,721	217,266
Muenchener Rueckversicherungs-Gesellschaft AG	6,940	4,572,092
Rheinmetall AG	1,332	2,645,840
RWE AG	29,018	1,192,663
SAP SE	13,638	3,914,830
Siemens AG	10,345	2,662,899
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Siemens Energy AG (C)	25,096	$2,929,809
Siemens Healthineers AG (B)	6,063	328,234
Talanx AG	7,062	942,456
Volkswagen AG	2,217	238,776
Vonovia SE	61,381	1,916,518
Hong Kong - 1.9%		13,198,311
AIA Group, Ltd.	356,324	3,331,743
BOC Hong Kong Holdings, Ltd.	107,795	484,734
Budweiser Brewing Company APAC, Ltd. (A)(B)	10,600	11,154
CK Asset Holdings, Ltd.	141,469	649,676
CK Hutchison Holdings, Ltd.	149,773	980,679
CK Infrastructure Holdings, Ltd.	33,929	239,232
CLP Holdings, Ltd.	91,571	794,976
Galaxy Entertainment Group, Ltd.	25,641	125,429
Hang Seng Bank, Ltd.	24,189	353,129
Henderson Land Development Company, Ltd. (A)	110,398	386,745
Hong Kong & China Gas Company, Ltd.	679,065	606,401
Hong Kong Exchanges & Clearing, Ltd.	21,800	1,185,809
Link REIT	79,036	441,998
MTR Corp., Ltd.	82,413	296,582
Power Assets Holdings, Ltd.	116,073	764,455
Prudential PLC	117,311	1,496,237
Sun Hung Kai Properties, Ltd.	45,662	543,872
Techtronic Industries Company, Ltd.	42,077	505,460
Ireland - 0.8%		5,735,540
AIB Group PLC	99,207	789,154
Bank of Ireland Group PLC	67,974	918,425
Experian PLC	51,219	2,713,938
James Hardie Industries PLC, CHESS Depositary Interest (C)	25,093	667,410
Kerry Group PLC, Class A	2,054	190,776
Kingspan Group PLC	5,482	455,837
Israel - 0.7%		4,823,687
Azrieli Group, Ltd.	756	74,762
Bank Hapoalim BM	57,726	1,088,977
Bank Leumi Le-Israel BM	79,947	1,486,252
CyberArk Software, Ltd. (C)	412	169,526
Elbit Systems, Ltd.	309	142,814
ICL Group, Ltd.	24,883	155,858
Israel Discount Bank, Ltd., Class A	39,402	378,736
Mizrahi Tefahot Bank, Ltd.	8,737	542,103
Nice, Ltd. (C)	719	113,002
Teva Pharmaceutical Industries, Ltd. (C)	34,722	572,627
Wix.com, Ltd. (C)	728	99,030
Italy - 3.2%		22,638,688
Banco BPM SpA	103,749	1,329,954
BPER Banca SpA	49,136	485,677
Enel SpA	205,153	1,815,769
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Eni SpA	144,130	$2,459,613
Ferrari NV	3,803	1,677,104
FinecoBank SpA	48,475	1,038,624
Generali	14,577	545,904
Intesa Sanpaolo SpA	441,466	2,675,457
Leonardo SpA	4,765	257,800
Mediobanca Banca di Credito Finanziario SpA	70,012	1,549,757
Moncler SpA	16,559	889,635
Poste Italiane SpA (B)	24,137	523,927
PRADA SpA	39,100	213,680
Prysmian SpA	12,826	1,033,178
Recordati Industria Chimica e Farmaceutica SpA	7,025	405,239
Snam SpA	83,609	485,555
Terna - Rete Elettrica Nazionale	74,625	721,902
UniCredit SpA	61,238	4,529,913
Japan - 22.0%		156,401,596
Advantest Corp.	25,800	1,774,345
Aeon Company, Ltd.	20,000	642,280
AGC, Inc.	22,600	682,678
Aisin Corp.	53,000	739,207
Ajinomoto Company, Inc.	27,400	729,174
ANA Holdings, Inc.	23,600	440,339
Asahi Group Holdings, Ltd.	33,100	422,067
Asahi Kasei Corp.	155,200	1,088,499
Asics Corp.	50,100	1,187,792
Astellas Pharma, Inc.	31,100	326,199
Bandai Namco Holdings, Inc.	18,703	609,949
Bridgestone Corp.	32,500	1,324,014
Canon, Inc.	12,300	351,440
Capcom Company, Ltd.	24,900	641,300
Central Japan Railway Company	24,120	562,712
Chubu Electric Power Company, Inc.	54,200	664,647
Chugai Pharmaceutical Company, Ltd.	14,700	718,908
Concordia Financial Group, Ltd.	84,700	569,000
Dai Nippon Printing Company, Ltd.	42,548	658,880
Daifuku Company, Ltd.	22,800	587,214
Dai-ichi Life Holdings, Inc. (A)	151,700	1,213,136
Daiichi Sankyo Company, Ltd.	21,200	524,031
Daikin Industries, Ltd.	5,947	735,990
Daito Trust Construction Company, Ltd.	4,486	462,625
Daiwa House Industry Company, Ltd.	32,600	1,083,959
Daiwa Securities Group, Inc.	109,000	765,560
Denso Corp.	46,100	629,799
Dentsu Group, Inc.	20,400	405,099
Disco Corp.	2,994	906,188
East Japan Railway Company	52,400	1,120,457
Ebara Corp.	18,100	336,755
Eisai Company, Ltd.	2,972	84,384
ENEOS Holdings, Inc.	314,800	1,660,024
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
FANUC Corp.	11,250	$319,271
Fast Retailing Company, Ltd.	4,457	1,373,572
Fuji Electric Company, Ltd.	14,193	714,578
FUJIFILM Holdings Corp.	32,900	689,939
Fujikura, Ltd.	16,600	1,144,390
Fujitsu, Ltd.	37,500	823,532
Hankyu Hanshin Holdings, Inc. (A)	22,900	598,920
Hikari Tsushin, Inc.	1,041	281,667
Hitachi Construction Machinery Company, Ltd.	15,000	437,556
Hitachi, Ltd.	128,700	4,016,771
Honda Motor Company, Ltd.	150,462	1,568,656
Hoya Corp.	11,300	1,440,141
Hulic Company, Ltd.	55,900	536,918
Idemitsu Kosan Company, Ltd.	101,995	656,585
IHI Corp.	4,400	496,588
Inpex Corp.	74,600	1,064,510
Isuzu Motors, Ltd.	96,100	1,243,594
ITOCHU Corp.	18,300	964,643
Japan Airlines Company, Ltd.	20,400	407,878
Japan Exchange Group, Inc.	72,900	716,914
Japan Post Bank Company, Ltd.	29,400	331,127
Japan Post Holdings Company, Ltd.	45,400	423,094
Japan Post Insurance Company, Ltd.	13,600	350,268
Japan Real Estate Investment Corp.	202	164,961
Japan Tobacco, Inc.	36,500	1,047,257
JFE Holdings, Inc. (A)	65,800	764,923
Kajima Corp.	40,800	1,028,303
Kao Corp.	9,100	411,781
Kawasaki Heavy Industries, Ltd.	5,100	376,836
Kawasaki Kisen Kaisha, Ltd. (A)	28,700	408,583
KDDI Corp.	89,900	1,484,743
Keisei Electric Railway Company, Ltd. (A)	19,500	165,270
Keyence Corp.	2,470	905,970
Kikkoman Corp.	16,100	141,642
Kirin Holdings Company, Ltd.	55,100	731,884
Kobe Bussan Company, Ltd.	10,100	272,810
Komatsu, Ltd.	52,400	1,693,917
Konami Group Corp.	7,300	995,355
Kubota Corp.	25,700	288,516
Kyocera Corp.	37,200	445,426
Kyowa Kirin Company, Ltd.	7,400	127,697
Lasertec Corp.	2,500	257,816
LY Corp.	58,100	214,263
M3, Inc.	11,500	143,697
Makita Corp.	18,200	568,633
Marubeni Corp.	50,600	1,046,665
MatsukiyoCocokara & Company	11,400	235,052
MEIJI Holdings Company, Ltd.	24,900	506,620
MINEBEA MITSUMI, Inc.	57,100	909,457
Mitsubishi Chemical Group Corp.	208,100	1,143,828
Mitsubishi Corp.	105,700	2,098,619
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Mitsubishi Electric Corp.	42,800	$950,448
Mitsubishi Estate Company, Ltd.	24,900	469,228
Mitsubishi HC Capital, Inc.	139,700	1,036,878
Mitsubishi Heavy Industries, Ltd.	50,100	1,208,432
Mitsubishi UFJ Financial Group, Inc.	271,770	3,811,227
Mitsui & Company, Ltd.	81,700	1,682,913
Mitsui Fudosan Company, Ltd.	59,000	532,586
Mitsui O.S.K. Lines, Ltd.	27,700	935,941
Mizuho Financial Group, Inc.	55,200	1,643,951
MonotaRO Company, Ltd.	18,000	323,413
MS&AD Insurance Group Holdings, Inc.	54,300	1,170,465
Murata Manufacturing Company, Ltd.	23,900	360,100
NEC Corp.	16,215	473,968
Nexon Company, Ltd.	9,500	175,109
Nidec Corp.	11,900	230,338
Nintendo Company, Ltd.	15,570	1,312,889
Nippon Building Fund, Inc.	219	201,836
Nippon Paint Holdings Company, Ltd.	10,100	86,306
Nippon Sanso Holdings Corp.	17,400	621,334
Nippon Steel Corp.	29,800	578,100
Nippon Yusen KK	33,700	1,187,041
Nissan Motor Company, Ltd. (A)(C)	133,900	286,137
Nissin Foods Holdings Company, Ltd. (A)	7,748	147,809
Nitori Holdings Company, Ltd.	3,901	335,549
Nitto Denko Corp.	83,370	1,740,026
Nomura Holdings, Inc.	88,100	588,329
Nomura Research Institute, Ltd.	13,600	543,928
NTT Data Group Corp.	18,500	487,285
NTT, Inc.	1,347,150	1,366,888
Obayashi Corp.	58,400	864,776
Obic Company, Ltd.	15,700	565,427
Olympus Corp.	47,500	571,755
Omron Corp. (A)	4,700	122,391
Ono Pharmaceutical Company, Ltd. (A)	8,465	95,087
Oracle Corp. Japan	2,600	283,418
Oriental Land Company, Ltd. (A)	22,000	455,364
ORIX Corp.	35,300	797,502
Osaka Gas Company, Ltd.	47,100	1,192,405
Otsuka Corp.	17,700	337,252
Otsuka Holdings Company, Ltd.	16,700	810,393
Pan Pacific International Holdings Corp.	28,600	963,310
Panasonic Holdings Corp.	70,104	671,018
Rakuten Group, Inc. (C)	74,000	379,601
Recruit Holdings Company, Ltd.	29,200	1,756,327
Renesas Electronics Corp.	35,500	440,167
Resona Holdings, Inc.	76,100	702,368
Ricoh Company, Ltd.	42,300	373,967
Sanrio Company, Ltd.	7,400	305,992
SBI Holdings, Inc.	25,400	955,612
SCREEN Holdings Company, Ltd. (A)	3,300	262,693
SCSK Corp.	9,000	281,910
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Secom Company, Ltd.	13,022	$468,635
Seiko Epson Corp.	32,400	414,540
Sekisui Chemical Company, Ltd.	43,600	762,663
Sekisui House, Ltd. (A)	44,300	938,132
Seven & i Holdings Company, Ltd.	123,500	1,638,789
SG Holdings Company, Ltd. (A)	21,400	239,105
Shimadzu Corp.	12,800	285,777
Shimano, Inc.	2,186	240,759
Shin-Etsu Chemical Company, Ltd.	43,290	1,264,225
Shionogi & Company, Ltd.	40,613	687,071
Shiseido Company, Ltd.	5,577	90,995
SMC Corp.	745	260,882
SoftBank Corp.	639,700	929,190
SoftBank Group Corp.	45,436	3,565,561
Sompo Holdings, Inc.	46,000	1,366,903
Sony Group Corp.	141,700	3,466,822
Subaru Corp.	79,200	1,462,749
Sumitomo Corp.	32,500	833,583
Sumitomo Electric Industries, Ltd.	59,300	1,480,776
Sumitomo Forestry Company, Ltd.	44,400	455,078
Sumitomo Metal Mining Company, Ltd.	30,100	671,022
Sumitomo Mitsui Financial Group, Inc.	103,600	2,653,763
Sumitomo Mitsui Trust Group, Inc.	21,250	561,555
Sumitomo Realty & Development Company, Ltd.	21,800	802,788
Suntory Beverage & Food, Ltd.	9,600	291,390
Suzuki Motor Corp.	96,200	1,065,267
Sysmex Corp.	32,644	537,288
T&D Holdings, Inc.	43,400	1,071,915
Taisei Corp.	18,261	1,100,065
Takeda Pharmaceutical Company, Ltd.	47,647	1,329,728
TDK Corp.	83,400	1,029,096
Terumo Corp.	17,600	299,502
The Chiba Bank, Ltd.	59,400	560,865
The Kansai Electric Power Company, Inc.	114,600	1,387,049
TIS, Inc.	14,500	465,942
Toho Company, Ltd. (A)	4,300	272,495
Tokio Marine Holdings, Inc.	54,000	2,197,389
Tokyo Century Corp.	23,400	270,003
Tokyo Electron, Ltd.	10,571	1,919,701
Tokyo Gas Company, Ltd.	66,200	2,220,963
Tokyu Corp.	38,100	431,899
TOPPAN Holdings, Inc.	23,900	650,006
Toray Industries, Inc.	150,900	1,040,793
Toyo Suisan Kaisha, Ltd.	1,500	96,332
Toyota Industries Corp.	4,700	508,273
Toyota Motor Corp.	296,140	5,306,100
Toyota Tsusho Corp.	36,700	846,445
Trend Micro, Inc.	10,100	619,308
Unicharm Corp.	35,000	243,264
West Japan Railway Company	64,762	1,429,115
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Yakult Honsha Company, Ltd. (A)	9,000	$145,440
Yamaha Motor Company, Ltd.	153,400	1,114,608
Yaskawa Electric Corp. (A)	12,700	268,523
Zensho Holdings Company, Ltd.	5,800	308,162
ZOZO, Inc.	32,800	325,831
Luxembourg - 0.3%		2,252,589
ArcelorMittal SA	53,220	1,676,324
CVC Capital Partners PLC (B)	12,869	249,071
Tenaris SA	18,515	327,194
Macau - 0.0%		85,377
Sands China, Ltd. (C)	35,200	85,377
Netherlands - 3.9%		27,514,038
Adyen NV (B)(C)	604	1,044,290
Argenx SE (C)	551	374,857
ASM International NV	4,006	1,960,116
ASML Holding NV	9,845	6,908,467
Ferrovial SE	26,608	1,367,393
Heineken Holding NV	10,757	731,328
Heineken NV	6,337	500,893
ING Groep NV	104,663	2,454,538
Koninklijke Ahold Delhaize NV	66,860	2,647,751
Koninklijke Philips NV	57,326	1,515,648
Prosus NV (C)	35,219	2,025,169
Stellantis NV	158,814	1,411,085
Universal Music Group NV	34,276	995,672
Wolters Kluwer NV	22,861	3,576,831
New Zealand - 0.3%		1,879,672
Auckland International Airport, Ltd.	30,302	134,703
Fisher & Paykel Healthcare Corp., Ltd.	12,962	281,598
Fonterra Co-operative Group, Ltd.	553	2,282
Infratil, Ltd.	23,381	160,529
Mercury NZ, Ltd.	14,168	51,815
Meridian Energy, Ltd.	26,182	88,102
Xero, Ltd. (C)	9,960	1,160,643
Norway - 0.5%		3,336,351
Aker BP ASA	23,392	568,810
DNB Bank ASA	20,537	523,328
Equinor ASA	33,002	858,277
Gjensidige Forsikring ASA	2,185	57,865
Kongsberg Gruppen ASA	6,895	207,484
Mowi ASA	5,762	108,316
Norsk Hydro ASA	38,080	227,738
Orkla ASA	8,661	91,714
Salmar ASA	807	32,928
Telenor ASA	19,099	294,460
Var Energi ASA	16,077	55,696
Vend Marketplaces ASA, Class A	1,250	49,886
Vend Marketplaces ASA, Class B	1,444	54,654
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway (continued)
Yara International ASA	5,499	$205,195
Portugal - 0.1%		1,061,886
Banco Comercial Portugues SA	243,212	200,871
EDP SA	82,165	356,043
Galp Energia SGPS SA	14,760	282,376
Jeronimo Martins SGPS SA	9,088	222,596
Singapore - 1.9%		13,401,571
CapitaLand Ascendas REIT	106,592	229,230
CapitaLand Integrated Commercial Trust	189,740	321,754
CapitaLand Investment, Ltd. (A)	102,800	220,283
DBS Group Holdings, Ltd.	71,613	2,644,605
Grab Holdings, Ltd., Class A (C)	71,064	347,503
Keppel, Ltd.	135,100	882,026
Oversea-Chinese Banking Corp., Ltd.	133,168	1,731,641
Sea, Ltd., ADR (C)	4,384	686,754
Sembcorp Industries, Ltd.	45,200	270,360
Singapore Airlines, Ltd. (A)	289,400	1,516,877
Singapore Exchange, Ltd.	87,600	1,080,356
Singapore Technologies Engineering, Ltd.	106,800	721,961
Singapore Telecommunications, Ltd.	111,200	332,567
United Overseas Bank, Ltd.	77,924	2,173,715
Wilmar International, Ltd.	106,400	241,939
South Africa - 0.1%		360,875
Valterra Platinum, Ltd. (A)(C)	8,068	360,875
Spain - 3.4%		24,055,470
Aena SME SA (B)	47,042	1,270,400
Amadeus IT Group SA	31,267	2,520,095
Banco Bilbao Vizcaya Argentaria SA	355,219	5,952,124
Banco Santander SA	460,823	3,974,749
CaixaBank SA	115,440	1,090,046
Cellnex Telecom SA (B)(C)	26,952	956,285
EDP Renovaveis SA	1,846	21,762
Endesa SA	12,991	376,925
Iberdrola SA	88,679	1,558,495
Industria de Diseno Textil SA	38,077	1,826,481
Naturgy Energy Group SA (A)	15,198	478,011
Telefonica SA (A)	778,320	4,030,097
Sweden - 2.8%		20,141,026
AAK AB	7,324	189,557
AddTech AB, B Shares	15,716	531,392
Alfa Laval AB	5,814	254,070
Assa Abloy AB, B Shares	15,148	502,564
Atlas Copco AB, A Shares	86,729	1,327,621
Atlas Copco AB, B Shares	48,928	665,003
Beijer Ref AB (A)	15,620	263,113
Boliden AB (C)	24,408	752,512
Castellum AB (A)	27,549	315,296
Epiroc AB, A Shares	20,785	424,973
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Epiroc AB, B Shares	12,384	$223,069
EQT AB (A)	5,276	177,690
Essity AB, B Shares	14,135	349,762
Evolution AB (B)	4,146	370,599
Fastighets AB Balder, B Shares (C)	49,224	334,387
Getinge AB, B Shares	10,396	205,687
Hennes & Mauritz AB, B Shares (A)	21,955	297,726
Hexagon AB, B Shares	42,658	471,826
Holmen AB, B Shares	7,098	264,726
Indutrade AB	13,759	336,087
Lifco AB, B Shares	6,415	229,788
Nibe Industrier AB, B Shares	17,979	83,118
Saab AB, B Shares	3,937	215,289
Sagax AB, B Shares	14,760	313,959
Sandvik AB	46,946	1,150,585
Securitas AB, B Shares	16,508	246,103
Skandinaviska Enskilda Banken AB, A Shares	42,043	738,352
Skandinaviska Enskilda Banken AB, C Shares	442	7,862
Skanska AB, B Shares	39,825	930,765
SKF AB, B Shares	41,442	971,104
Svenska Cellulosa AB SCA, B Shares	38,026	478,647
Svenska Handelsbanken AB, A Shares	48,571	595,704
Svenska Handelsbanken AB, B Shares (A)	1,480	29,040
Swedbank AB, A Shares	31,386	839,657
Swedish Orphan Biovitrum AB (C)	6,477	178,918
Tele2 AB, B Shares	58,463	906,315
Telefonaktiebolaget LM Ericsson, B Shares	146,878	1,073,616
Telia Company AB (A)	113,954	404,101
Trelleborg AB, B Shares	19,841	724,130
Volvo AB, A Shares	14,133	406,911
Volvo AB, B Shares	45,765	1,318,584
Volvo Car AB, B Shares (A)(C)	21,224	40,818
Switzerland - 8.7%		61,839,172
ABB, Ltd.	22,061	1,453,980
Alcon, Inc.	39,355	3,480,668
Chocoladefabriken Lindt & Spruengli AG	6	879,256
Cie Financiere Richemont SA, A Shares	11,225	1,843,994
Coca-Cola HBC AG (C)	14,186	740,784
DSM-Firmenich AG	13,123	1,269,484
Galderma Group AG	2,161	339,299
Givaudan SA	384	1,612,984
Glencore PLC (C)	381,594	1,538,934
Holcim, Ltd. (C)	43,641	3,492,140
Kuehne + Nagel International AG	4,903	1,003,785
Lonza Group AG	4,668	3,288,093
Nestle SA	58,521	5,123,876
Novartis AG	91,784	10,646,062
Partners Group Holding AG	2,043	2,771,214
Roche Holding AG	15,892	5,031,504
Roche Holding AG, Bearer Shares	1,069	359,120
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Schindler Holding AG	1,189	$419,492
Schindler Holding AG, Participation Certificates	1,929	701,239
Sika AG	8,007	1,899,080
Straumann Holding AG	5,649	689,664
Swiss Re AG	26,406	4,755,714
Swisscom AG	2,940	2,047,374
UBS Group AG	93,790	3,515,753
Zurich Insurance Group AG	4,283	2,935,679
United Arab Emirates - 0.0%		0
NMC Health PLC (C)(D)	5,181	0
United Kingdom - 14.5%		102,690,860
3i Group PLC	54,315	2,983,646
Admiral Group PLC	26,449	1,196,344
Anglo American PLC	71,781	2,040,415
Ashtead Group PLC	36,627	2,461,324
Associated British Foods PLC	27,617	803,302
AstraZeneca PLC	32,847	4,922,325
Aviva PLC	223,711	1,920,167
BAE Systems PLC	36,852	879,776
Barclays PLC	526,214	2,585,604
BP PLC	941,912	5,045,125
British American Tobacco PLC	65,236	3,487,734
BT Group PLC (A)	1,267,286	3,473,197
Bunzl PLC	19,804	590,720
Centrica PLC	601,036	1,309,197
Coca-Cola Europacific Partners PLC (A)	7,081	699,423
Compass Group PLC	37,851	1,334,902
Diageo PLC	63,947	1,568,088
GSK PLC	93,121	1,747,425
Haleon PLC	300,703	1,430,577
Halma PLC	20,477	881,235
HSBC Holdings PLC	470,108	5,740,899
Imperial Brands PLC	74,296	2,904,361
Informa PLC	119,702	1,375,295
InterContinental Hotels Group PLC	6,552	759,890
Intertek Group PLC	12,669	828,217
Legal & General Group PLC	477,514	1,622,766
Lloyds Banking Group PLC	2,117,803	2,180,419
London Stock Exchange Group PLC	6,952	851,913
Melrose Industries PLC	67,789	459,487
National Grid PLC	153,819	2,157,698
NatWest Group PLC	262,084	1,827,788
Next PLC	14,119	2,300,047
Pearson PLC	35,127	498,555
Reckitt Benckiser Group PLC	30,274	2,272,379
RELX PLC	55,532	2,892,498
Rentokil Initial PLC	139,323	699,696
Rio Tinto PLC	31,988	1,906,391
Rolls-Royce Holdings PLC	132,087	1,873,827
Segro PLC	39,663	339,808
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Severn Trent PLC	15,688	$549,951
Shell PLC	276,039	9,903,180
Smith & Nephew PLC	30,147	463,780
SSE PLC	83,893	2,052,201
Standard Chartered PLC	234,900	4,229,181
Tesco PLC	556,340	3,131,933
The Sage Group PLC	72,865	1,176,396
Unilever PLC	62,761	3,661,054
Vodafone Group PLC	1,572,342	1,706,638
Wise PLC, Class A (C)	18,561	249,311
WPP PLC	131,738	714,775
United States - 0.4%		3,155,303
Amrize, Ltd. (C)	43,354	2,216,256
Carnival PLC (C)	5,491	151,580
Flutter Entertainment PLC (C)	2,576	787,467

PREFERRED SECURITIES - 0.3%		$2,529,395
(Cost $3,015,554)
Germany - 0.3%		2,529,395
Bayerische Motoren Werke AG	3,647	321,829
Dr. Ing. h.c. F. Porsche AG (B)	1,632	83,383
Henkel AG & Company KGaA	13,350	1,032,605
Volkswagen AG	10,353	1,091,578

SHORT-TERM INVESTMENTS - 0.7%		$4,522,093
(Cost $4,522,041)
Short-term funds - 0.7%		4,522,093
John Hancock Collateral Trust, 4.2650% (E)(F)	347,711	3,477,775

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2386% (E)	1,044,318	1,044,318
Total investments (Multifactor Developed International ETF) (Cost $592,988,162) - 100.1%		$709,867,908
Other assets and liabilities, net - (0.1%)		(407,654)
Total net assets - 100.0%		$709,460,254

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $13,218,716. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $10,880,517 in the form of U.S. Treasuries was pledged to the fund.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing security.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 7-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-25:
Financials	24.5%
Industrials	19.5%
Consumer discretionary	9.2%
Health care	8.4%
Consumer staples	7.9%
Materials	7.2%
Communication services	6.0%
Information technology	5.6%
Energy	5.0%
Utilities	4.3%
Real estate	1.8%
Short-term investments and other	0.6%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 7-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.1%		$606,528,676
(Cost $445,684,098)
Brazil - 2.8%		17,254,020
Ambev SA	228,200	507,877
B3 SA - Brasil Bolsa Balcao	321,700	722,863
Banco Bradesco SA	139,205	333,184
Banco BTG Pactual SA	51,948	363,081
Banco do Brasil SA	161,400	567,929
BB Seguridade Participacoes SA	88,100	530,311
BRF SA	37,000	132,508
Caixa Seguridade Participacoes S/A	29,700	73,102
Centrais Eletricas Brasileiras SA	54,837	370,344
Cia de Saneamento Basico do Estado de Sao Paulo	34,200	661,636
Cia Energetica de Minas Gerais	36,478	95,910
Cia Paranaense de Energia	31,600	62,313
CPFL Energia SA	26,500	179,442
Embraer SA	24,000	345,775
Energisa SA	18,402	150,081
Engie Brasil Energia SA	35,525	253,372
Equatorial Energia SA	70,903	431,481
JBS NV (A)	48,490	665,957
Klabin SA	85,210	283,092
Localiza Rent a Car SA	67,211	415,736
Motiva Infraestrutura de Mobilidade SA	81,100	178,321
Neoenergia SA	13,900	60,853
Petroleo Brasileiro SA	450,200	2,878,006
Porto Seguro SA	3,200	29,659
PRIO SA (A)	63,100	475,514
Raia Drogasil SA	144,372	347,356
Rede D’Or Sao Luiz SA (B)	49,036	284,658
Rumo SA	87,590	258,770
Suzano SA	72,465	675,005
Telefonica Brasil SA	100,600	565,662
TIM SA	112,300	415,417
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Vale SA	323,600	$3,090,024
Vibra Energia SA	64,300	243,599
WEG SA	91,300	605,182
Chile - 0.4%		2,246,874
Banco de Chile	2,876,808	393,670
Banco de Credito e Inversiones SA	7,122	280,783
Banco Santander Chile	3,490,727	200,299
Cencosud SA	49,320	147,595
Cia Sud Americana de Vapores SA	1,227,282	61,610
Empresas CMPC SA	134,048	187,583
Empresas COPEC SA	30,983	203,762
Enel Americas SA	1,810,881	179,409
Enel Chile SA	3,413,124	217,181
Falabella SA	53,391	264,479
Latam Airlines Group SA	5,086,561	110,503
China - 23.7%		145,227,222
360 Security Technology, Inc., Class A	34,400	54,042
Agricultural Bank of China, Ltd., H Shares	2,819,000	1,849,408
Aier Eye Hospital Group Company, Ltd., A Shares	69,143	123,523
Alibaba Group Holding, Ltd.	993,200	14,638,629
Aluminum Corp. of China, Ltd., H Shares	618,000	490,464
Anhui Conch Cement Company, Ltd., H Shares	167,000	482,917
Anhui Gujing Distillery Company, Ltd., A Shares	2,671	51,167
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	3,300	22,710
ANTA Sports Products, Ltd.	156,200	1,790,828
Avary Holding Shenzhen Company, Ltd., A Shares	6,500	47,894
Bank of Beijing Company, Ltd., Class A	118,300	106,082
Bank of Chengdu Company, Ltd., Class A	19,100	49,045
Bank of China, Ltd., H Shares	6,221,000	3,597,878
Bank of Communications Company, Ltd., H Shares	2,086,000	1,878,729
Bank of Hangzhou Company, Ltd., A Shares	36,500	81,445
Bank of Jiangsu Company, Ltd., Class A	97,100	152,543
Bank of Nanjing Company, Ltd., Class A	63,400	101,188
Bank of Ningbo Company, Ltd., A Shares	55,515	215,101
Bank of Shanghai Company, Ltd., A Shares	99,600	141,655
Baoshan Iron & Steel Company, Ltd., A Shares	170,200	173,681
Beijing Kingsoft Office Software, Inc., Class A	1,215	52,955
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	1,960	15,952
Beijing-Shanghai High Speed Railway Company, Ltd., A Shares	144,200	108,257
BOE Technology Group Company, Ltd., A Shares	310,200	174,228
BYD Company, Ltd., H Shares (C)	283,000	4,160,280
BYD Electronic International Company, Ltd.	82,500	345,764
Cambricon Technologies Corp., Ltd., Class A (A)	1,017	100,316
Chaozhou Three-Circle Group Company, Ltd., Class A	4,500	20,702
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China CITIC Bank Corp., Ltd., H Shares	1,269,000	$1,181,706
China Coal Energy Company, Ltd., H Shares	285,000	350,713
China Construction Bank Corp., H Shares	6,817,000	6,990,682
China Eastern Airlines Corp., Ltd., H Shares (A)(C)	216,000	77,870
China Energy Engineering Corp., Ltd., H Shares	588,000	97,376
China Everbright Bank Company, Ltd., H Shares	450,000	211,529
China Galaxy Securities Company, Ltd., H Shares	311,500	421,418
China Hongqiao Group, Ltd. (C)	309,500	820,076
China Life Insurance Company, Ltd., H Shares	728,000	2,109,809
China Longyuan Power Group Corp., Ltd., H Shares	466,000	420,884
China Mengniu Dairy Company, Ltd.	280,000	584,255
China Merchants Bank Company, Ltd., H Shares	329,500	2,140,701
China Merchants Expressway Network & Technology Holdings Company, Ltd., A Shares	21,800	33,975
China Merchants Securities Company, Ltd., H Shares (B)(C)	76,740	158,759
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	38,000	45,962
China Minsheng Banking Corp., Ltd., H Shares	862,500	519,697
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	17,300	90,193
China Pacific Insurance Group Company, Ltd., H Shares	347,200	1,399,857
China Petroleum & Chemical Corp., H Shares	2,396,000	1,404,025
China Resources Microelectronics, Ltd., Class A	3,370	21,847
China Resources Mixc Lifestyle Services, Ltd. (B)	30,400	141,350
China Shenhua Energy Company, Ltd., H Shares	380,500	1,650,449
China Southern Airlines Company, Ltd., H Shares (A)	218,000	100,530
China Tourism Group Duty Free Corp., Ltd., H Shares (B)(C)	8,200	59,437
China Tower Corp., Ltd., H Shares (B)	757,300	1,061,185
China Vanke Company, Ltd., H Shares (A)(C)	274,272	174,346
China Zheshang Bank Company, Ltd., H Shares	136,700	48,063
CITIC Securities Company, Ltd., H Shares	143,250	503,656
CITIC, Ltd.	640,000	960,408
CMOC Group, Ltd., H Shares	489,000	556,899
CNPC Capital Company, Ltd.	15,200	18,300
Contemporary Amperex Technology Company, Ltd., A Shares	19,860	730,631
COSCO SHIPPING Holdings Company, Ltd., H Shares (C)	454,199	830,866
CSC Financial Company, Ltd., H Shares (B)	116,000	185,600
Daqin Railway Company, Ltd., Class A	80,200	72,920
East Money Information Company, Ltd., A Shares	52,506	169,572
ENN Natural Gas Company, Ltd., Class A	15,100	38,690
Eoptolink Technology, Inc., Ltd., Class A	900	23,675
Eve Energy Company, Ltd., A Shares	9,800	60,329
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Everbright Securities Company, Ltd., H Shares (B)	19,800	$26,383
Focus Media Information Technology Company, Ltd., A Shares	47,100	49,111
Foshan Haitian Flavouring & Food Company, Ltd., Class A	19,264	102,709
Founder Securities Company, Ltd., A Shares	16,300	18,401
Foxconn Industrial Internet Company, Ltd., Class A	55,900	268,973
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	98,000	708,471
Ganfeng Lithium Group Company, Ltd., H Shares (B)(C)	23,200	77,136
GD Power Development Company, Ltd., Class A	147,300	93,792
GF Securities Company, Ltd., H Shares	131,600	287,341
GigaDevice Semiconductor, Inc., Class A	2,000	33,680
GoerTek, Inc., A Shares	30,400	97,292
Great Wall Motor Company, Ltd., H Shares	268,500	439,177
Gree Electric Appliances, Inc. of Zhuhai, A Shares	53,400	338,682
Guangdong Haid Group Company, Ltd., A Shares	10,700	83,929
Guangzhou Automobile Group Company, Ltd., H Shares	214,000	86,690
Guosen Securities Company, Ltd., Class A	32,400	59,729
Guotai Haitong Securities Company, Ltd., H Shares (B)(C)	74,256	160,052
H World Group, Ltd.	150,700	470,338
Haidilao International Holding, Ltd. (B)(C)	101,000	179,098
Haier Smart Home Company, Ltd., H Shares	320,800	1,009,396
Hansoh Pharmaceutical Group Company, Ltd. (B)	96,000	432,306
Henan Shuanghui Investment & Development Company, Ltd., A Shares	18,300	62,790
Hengli Petrochemical Company, Ltd., A Shares	55,400	118,997
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,800	70,970
Huaneng Power International, Inc., H Shares	350,000	237,643
Huatai Securities Company, Ltd., H Shares (B)	184,800	425,158
Huaxia Bank Company, Ltd., Class A	88,909	98,267
Huizhou Desay SV Automotive Company, Ltd., Class A	3,000	42,371
Iflytek Company, Ltd., A Shares	11,100	75,277
Industrial & Commercial Bank of China, Ltd., H Shares	5,432,000	4,165,687
Industrial Bank Company, Ltd., A Shares	119,400	375,817
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	248,000	92,747
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	36,900	140,615
Innovent Biologics, Inc. (A)(B)	27,500	343,312
JCET Group Company, Ltd., Class A	5,900	28,766
JD Health International, Inc. (A)(B)	70,200	449,817
JD Logistics, Inc. (A)(B)	204,800	356,378
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
JD.com, Inc., Class A	221,600	$3,469,381
Jiangsu Expressway Company, Ltd., H Shares	70,000	85,873
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	62,417
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	21,651	189,332
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	8,400	45,884
Jiangsu Yanghe Distillery Company, Ltd., A Shares	9,790	91,817
KE Holdings, Inc., ADR	61,030	1,124,173
Kuaishou Technology (A)(B)	263,400	2,583,669
Kuang-Chi Technologies Company, Ltd., Class A	3,500	19,882
Kweichow Moutai Company, Ltd., A Shares	5,292	1,045,959
Lenovo Group, Ltd.	1,250,000	1,611,465
Lens Technology Company, Ltd., A Shares	22,700	71,986
Li Auto, Inc., Class A (A)(C)	105,800	1,398,986
Longfor Group Holdings, Ltd. (B)(C)	226,500	282,476
LONGi Green Energy Technology Company, Ltd., A Shares (A)	18,500	40,534
Luxshare Precision Industry Company, Ltd., A Shares	46,600	237,312
Luzhou Laojiao Company, Ltd., A Shares	8,500	145,233
Meituan, Class B (A)(B)	309,370	4,792,279
Midea Group Company, Ltd., A Shares	28,900	282,013
Montage Technology Company, Ltd., Class A	3,620	42,788
Muyuan Foods Company, Ltd., A Shares	35,960	231,771
NARI Technology Company, Ltd., A Shares	37,652	114,533
NAURA Technology Group Company, Ltd., Class A	2,295	106,950
NetEase, Inc.	137,500	3,580,255
New China Life Insurance Company, Ltd., H Shares	129,700	831,071
Ningbo Tuopu Group Company, Ltd., Class A	6,525	41,765
Ningxia Baofeng Energy Group Company, Ltd., Class A	55,700	120,338
NIO, Inc., Class A (A)(C)	119,750	530,866
Nongfu Spring Company, Ltd., H Shares (B)	115,200	666,986
OmniVision Integrated Circuits Group, Inc.	5,715	96,361
Orient Securities Company, Ltd., H Shares (B)	77,600	74,733
PetroChina Company, Ltd., H Shares	2,430,000	2,374,280
PICC Property & Casualty Company, Ltd., H Shares	952,000	1,979,190
Ping An Bank Company, Ltd., A Shares	112,900	191,962
Ping An Insurance Group Company of China, Ltd., H Shares	563,000	3,869,280
Poly Developments and Holdings Group Company, Ltd., A Shares (A)	94,800	105,174
Pop Mart International Group, Ltd. (B)	32,600	1,021,605
Postal Savings Bank of China Company, Ltd., H Shares (B)	724,000	511,873
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	9,900	24,816
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,700	25,612
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Rongsheng Petrochemical Company, Ltd., A Shares	75,850	$96,382
SAIC Motor Corp., Ltd., Class A	37,700	90,045
Sany Heavy Industry Company, Ltd., A Shares	58,700	162,727
Satellite Chemical Company, Ltd., Class A	22,900	62,146
SDIC Power Holdings Company, Ltd., Class A	48,400	105,980
Seres Group Company, Ltd., A Shares	5,500	97,041
SF Holding Company, Ltd., A Shares	37,100	237,262
Shaanxi Coal Industry Company, Ltd., A Shares	90,100	252,404
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	52,470	162,757
Shanghai Baosight Software Company, Ltd., Class A	11,764	40,462
Shanghai Electric Group Company, Ltd., H Shares (A)(C)	142,000	57,885
Shanghai International Airport Company, Ltd., A Shares	14,900	66,660
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	35,000	55,911
Shanghai Pudong Development Bank Company, Ltd., Class A	177,400	315,936
Shanghai Rural Commercial Bank Company, Ltd., A Shares	37,000	46,759
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	8,045	200,205
Shengyi Technology Company, Ltd., Class A	3,500	20,884
Shenwan Hongyuan Group Company, Ltd., H Shares (B)(C)	148,800	62,174
Shenzhen Inovance Technology Company, Ltd., A Shares	11,650	102,670
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	6,800	218,571
Shenzhen Transsion Holdings Company, Ltd., Class A	4,851	51,411
Shenzhou International Group Holdings, Ltd.	110,700	801,694
Sichuan Chuantou Energy Company, Ltd., Class A	24,700	53,535
Sichuan Road and Bridge Group Company, Ltd., Class A	41,240	47,645
Silergy Corp.	28,000	304,883
Smoore International Holdings, Ltd. (B)(C)	74,000	199,847
Sungrow Power Supply Company, Ltd., A Shares	15,440	154,552
Sunny Optical Technology Group Company, Ltd.	90,000	838,662
TCL Technology Group Corp., A Shares	107,320	65,649
Tencent Holdings, Ltd.	346,200	24,256,051
Tencent Music Entertainment Group, ADR	57,554	1,208,058
The People’s Insurance Company Group of China, Ltd., H Shares	792,000	609,386
Tongwei Company, Ltd., A Shares (A)	39,300	111,624
Tsingtao Brewery Company, Ltd., H Shares	46,000	292,408
Unisplendour Corp., Ltd., Class A	8,800	30,255
Wanhua Chemical Group Company, Ltd., A Shares	27,500	238,225
Weichai Power Company, Ltd., H Shares	263,000	557,493
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Wens Foodstuffs Group Company, Ltd., Class A	44,500	$107,091
Wuliangye Yibin Company, Ltd., A Shares	28,200	474,973
WUS Printed Circuit Kunshan Company, Ltd.	2,300	17,993
WuXi AppTec Company, Ltd., H Shares (B)(C)	33,580	452,154
WuXi Biologics Cayman, Inc. (A)(B)	248,500	1,019,325
XCMG Construction Machinery Company, Ltd., Class A	68,300	79,572
XPeng, Inc., Class A (A)	105,000	957,707
Yankuang Energy Group Company, Ltd., H Shares	476,399	543,762
Yum China Holdings, Inc.	46,900	2,183,090
Yunnan Baiyao Group Company, Ltd., A Shares	10,040	78,278
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	4,800	132,791
Zhejiang China Commodities City Group Company, Ltd., Class A	8,200	24,282
Zhejiang Juhua Company, Ltd., Class A	9,200	34,240
Zhejiang NHU Company, Ltd., A Shares	18,900	58,858
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	7,000	25,741
Zhongji Innolight Company, Ltd., Class A	4,560	137,956
Zijin Mining Group Company, Ltd., H Shares (C)	878,000	2,343,197
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	92,800	72,349
ZTO Express Cayman, Inc.	24,900	481,823
Hong Kong - 0.8%		4,972,692
China Resources Beer Holdings Company, Ltd.	202,500	674,570
China Resources Land, Ltd.	378,000	1,389,210
China Resources Power Holdings Company, Ltd.	294,000	728,820
Geely Automobile Holdings, Ltd.	728,000	1,639,623
Kunlun Energy Company, Ltd.	224,000	216,010
Orient Overseas International, Ltd.	18,000	324,459
India - 21.6%		132,436,533
360 ONE WAM, Ltd.	10,622	127,684
ABB India, Ltd.	3,394	213,639
ACC, Ltd.	4,517	92,352
Adani Energy Solutions, Ltd. (A)	21,369	197,325
Adani Enterprises, Ltd.	7,878	218,537
Adani Green Energy, Ltd. (A)	10,119	114,002
Adani Ports & Special Economic Zone, Ltd.	23,144	363,017
Adani Power, Ltd. (A)	29,745	199,440
Adani Total Gas, Ltd.	14,962	103,156
Aditya Birla Capital, Ltd. (A)	53,842	157,656
Alkem Laboratories, Ltd.	2,820	161,846
Ambuja Cements, Ltd.	48,630	327,536
APL Apollo Tubes, Ltd.	14,922	272,552
Apollo Hospitals Enterprise, Ltd.	9,790	838,979
Ashok Leyland, Ltd.	271,406	375,667
Asian Paints, Ltd.	41,596	1,135,359
Astral, Ltd.	11,090	176,987
AU Small Finance Bank, Ltd. (B)	29,976	253,893
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Aurobindo Pharma, Ltd. (A)	23,060	$299,521
Avenue Supermarts, Ltd. (A)(B)	7,656	371,618
Axis Bank, Ltd.	189,343	2,309,326
Bajaj Auto, Ltd.	5,892	538,292
Bajaj Finance, Ltd.	168,923	1,696,968
Bajaj Finserv, Ltd.	23,808	530,524
Bajaj Holdings & Investment, Ltd.	3,902	626,200
Balkrishna Industries, Ltd.	8,067	246,535
Bank of Baroda	98,796	268,129
Bank of India	63,172	80,257
Berger Paints India, Ltd.	34,790	223,199
Bharat Dynamics, Ltd.	1,789	33,044
Bharat Electronics, Ltd.	315,213	1,378,177
Bharat Forge, Ltd.	20,594	273,157
Bharat Heavy Electricals, Ltd.	85,684	233,385
Bharat Petroleum Corp., Ltd.	290,169	1,083,677
Bharti Airtel, Ltd.	203,617	4,444,307
Biocon, Ltd.	26,036	116,153
Blue Star, Ltd.	5,426	107,673
Bosch, Ltd.	666	306,471
Britannia Industries, Ltd.	12,008	790,264
Canara Bank	163,002	199,197
CG Power & Industrial Solutions, Ltd.	51,879	392,888
Cholamandalam Investment and Finance Company, Ltd.	49,573	812,420
Cipla, Ltd.	84,874	1,503,725
Coal India, Ltd.	330,367	1,417,845
Cochin Shipyard, Ltd. (B)	1,400	28,288
Coforge, Ltd.	15,361	306,435
Colgate-Palmolive India, Ltd.	13,565	347,074
Container Corp. of India, Ltd.	31,071	204,731
Coromandel International, Ltd.	8,840	269,442
Cummins India, Ltd.	10,138	412,192
Dabur India, Ltd.	47,194	285,108
Divi’s Laboratories, Ltd.	9,834	740,143
Dixon Technologies India, Ltd.	2,414	463,572
DLF, Ltd.	34,983	313,454
Dr. Reddy’s Laboratories, Ltd.	102,943	1,489,052
Eicher Motors, Ltd.	12,628	787,603
Eternal, Ltd. (A)	251,130	885,418
Federal Bank, Ltd.	149,357	346,868
Fortis Healthcare, Ltd.	21,727	212,821
FSN E-Commerce Ventures, Ltd. (A)	66,051	157,831
GAIL India, Ltd.	364,970	739,783
GE Vernova T&D India, Ltd.	2,402	74,770
GlaxoSmithKline Pharmaceuticals, Ltd.	2,991	107,049
Glenmark Pharmaceuticals, Ltd.	10,152	245,077
GMR Airports, Ltd. (A)	178,093	182,975
Godrej Consumer Products, Ltd.	30,449	437,624
Godrej Industries, Ltd. (A)	2,478	32,053
Godrej Properties, Ltd. (A)	6,920	166,059
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Grasim Industries, Ltd.	38,254	$1,205,280
Gujarat Fluorochemicals, Ltd.	986	40,240
Havells India, Ltd.	30,922	529,106
HCL Technologies, Ltd.	97,623	1,632,868
HDFC Asset Management Company, Ltd. (B)	8,805	566,101
HDFC Bank, Ltd.	358,495	8,258,599
HDFC Life Insurance Company, Ltd. (B)	52,572	454,310
Hero MotoCorp, Ltd.	19,326	938,052
Hindalco Industries, Ltd.	198,085	1,546,035
Hindustan Aeronautics, Ltd.	11,008	569,597
Hindustan Petroleum Corp., Ltd.	109,442	521,356
Hindustan Unilever, Ltd.	74,742	2,153,556
Hitachi Energy India, Ltd.	552	126,943
ICICI Bank, Ltd.	467,083	7,918,663
ICICI Lombard General Insurance Company, Ltd. (B)	19,173	421,768
ICICI Prudential Life Insurance Company, Ltd. (B)	23,515	165,413
IDFC First Bank, Ltd.	201,940	158,534
Indian Bank	30,921	219,556
Indian Oil Corp., Ltd.	520,341	863,208
Indian Railway Catering & Tourism Corp., Ltd.	23,381	193,990
Indian Renewable Energy Development Agency, Ltd. (A)	32,571	54,825
Indus Towers, Ltd. (A)	194,865	803,941
IndusInd Bank, Ltd. (A)	47,063	428,731
Info Edge India, Ltd.	34,116	542,164
Infosys, Ltd.	254,712	4,387,448
InterGlobe Aviation, Ltd. (A)(B)	10,611	714,133
ITC Hotels, Ltd. (A)	31,235	82,225
ITC, Ltd.	281,309	1,322,107
Jindal Stainless, Ltd.	45,852	362,215
Jindal Steel & Power, Ltd.	49,880	549,485
Jio Financial Services, Ltd. (A)	124,365	467,085
JSW Energy, Ltd.	37,098	219,267
JSW Steel, Ltd.	88,052	1,063,374
Jubilant Foodworks, Ltd.	24,001	178,229
Kalyan Jewellers India, Ltd.	19,098	129,219
Kotak Mahindra Bank, Ltd.	68,797	1,555,023
KPIT Technologies, Ltd.	9,488	132,271
L&T Finance, Ltd.	46,770	107,850
L&T Technology Services, Ltd. (B)	2,442	119,989
Larsen & Toubro, Ltd.	34,743	1,439,118
Linde India, Ltd.	1,052	78,841
Lloyds Metals & Energy, Ltd.	5,800	99,383
Lodha Developers, Ltd. (B)	11,873	167,661
LTIMindtree, Ltd. (B)	8,042	468,756
Lupin, Ltd.	18,530	407,200
Mahindra & Mahindra Financial Services, Ltd.	34,018	99,687
Mahindra & Mahindra, Ltd.	87,523	3,194,735
Mankind Pharma, Ltd. (A)	3,900	113,961
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Marico, Ltd.	66,741	$540,869
Maruti Suzuki India, Ltd.	7,570	1,082,024
Max Healthcare Institute, Ltd.	39,354	561,566
Motilal Oswal Financial Services, Ltd.	9,640	100,275
Mphasis, Ltd.	9,418	300,391
MRF, Ltd.	294	496,686
Muthoot Finance, Ltd.	20,222	604,429
Nestle India, Ltd.	34,500	884,567
NHPC, Ltd.	231,696	219,850
Nippon Life India Asset Management, Ltd. (B)	5,952	55,104
NMDC, Ltd.	549,939	443,850
NTPC, Ltd.	440,857	1,679,407
Oberoi Realty, Ltd.	10,130	188,136
Oil & Natural Gas Corp., Ltd.	359,466	985,919
Oil India, Ltd.	54,101	270,632
One 97 Communications, Ltd. (A)	15,696	195,486
Oracle Financial Services Software, Ltd.	1,856	179,109
Page Industries, Ltd.	550	306,397
Patanjali Foods, Ltd.	4,067	86,541
PB Fintech, Ltd. (A)	15,705	324,144
Persistent Systems, Ltd.	9,296	546,944
Petronet LNG, Ltd.	135,989	446,861
PI Industries, Ltd.	5,885	284,849
Pidilite Industries, Ltd.	15,024	491,374
Polycab India, Ltd.	3,976	309,642
Power Finance Corp., Ltd.	188,024	880,785
Power Grid Corp. of India, Ltd.	653,105	2,171,456
Prestige Estates Projects, Ltd.	11,476	212,885
Procter & Gamble Hygiene & Health Care, Ltd.	1,161	182,237
Punjab National Bank	205,655	246,696
Rail Vikas Nigam, Ltd.	23,052	91,578
REC, Ltd.	151,813	684,728
Reliance Industries, Ltd.	475,443	7,544,237
Samvardhana Motherson International, Ltd.	623,357	691,466
SBI Cards & Payment Services, Ltd.	18,836	173,526
SBI Life Insurance Company, Ltd. (B)	39,813	836,267
Schaeffler India, Ltd.	3,262	153,272
Shree Cement, Ltd.	838	293,304
Shriram Finance, Ltd.	125,740	906,891
Siemens Energy India, Ltd. (A)	4,122	151,566
Siemens, Ltd.	4,611	159,756
Solar Industries India, Ltd.	2,084	335,063
SRF, Ltd.	11,375	394,235
State Bank of India	161,856	1,470,767
Steel Authority of India, Ltd.	150,186	212,578
Sun Pharmaceutical Industries, Ltd.	56,396	1,094,459
Sundaram Finance, Ltd.	4,898	259,721
Supreme Industries, Ltd.	4,910	241,642
Suzlon Energy, Ltd. (A)	780,426	547,642
Tata Communications, Ltd.	10,916	213,289
Tata Consultancy Services, Ltd.	74,212	2,569,670
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Tata Consumer Products, Ltd.	50,217	$614,995
Tata Elxsi, Ltd.	3,014	209,331
Tata Motors, Ltd.	178,508	1,358,086
Tata Steel, Ltd.	1,007,184	1,808,588
Tech Mahindra, Ltd.	49,616	829,211
The Indian Hotels Company, Ltd.	43,696	369,800
The Phoenix Mills, Ltd.	7,445	126,210
The Tata Power Company, Ltd.	152,895	693,623
Thermax, Ltd.	1,242	55,862
Titan Company, Ltd.	33,041	1,259,800
Torrent Pharmaceuticals, Ltd.	10,549	452,192
Torrent Power, Ltd.	12,407	185,399
Trent, Ltd.	15,412	883,915
Tube Investments of India, Ltd.	8,009	259,382
TVS Motor Company, Ltd.	19,086	612,024
UltraTech Cement, Ltd.	5,929	829,124
Union Bank of India, Ltd.	117,310	175,566
United Breweries, Ltd.	5,655	125,748
United Spirits, Ltd.	26,815	409,271
UNO Minda, Ltd.	13,772	163,568
UPL, Ltd.	74,508	597,604
Varun Beverages, Ltd.	95,215	566,298
Vedanta, Ltd.	272,343	1,320,230
Vodafone Idea, Ltd. (A)	579,727	45,730
Voltas, Ltd.	8,598	129,580
Wipro, Ltd.	260,018	736,877
Yes Bank, Ltd. (A)	1,092,475	235,833
Zydus Lifesciences, Ltd.	41,602	457,819
Indonesia - 1.4%		8,603,963
Alamtri Resources Indonesia Tbk PT	2,287,500	257,179
Amman Mineral Internasional PT (A)	368,200	187,960
Astra International Tbk PT	2,031,100	629,511
Bank Central Asia Tbk PT	3,593,700	1,807,224
Bank Mandiri Persero Tbk PT	3,986,900	1,092,733
Bank Negara Indonesia Persero Tbk PT	2,009,900	489,802
Bank Rakyat Indonesia Persero Tbk PT	4,223,350	952,211
Barito Pacific Tbk PT (A)	1,800,855	287,830
Charoen Pokphand Indonesia Tbk PT	518,600	155,375
Dayamitra Telekomunikasi PT	1,371,900	48,356
Dian Swastatika Sentosa Tbk PT (A)	125,800	495,402
Indofood CBP Sukses Makmur Tbk PT	179,800	107,082
Indofood Sukses Makmur Tbk PT	570,500	295,564
Indosat Tbk PT	733,000	98,001
Kalbe Farma Tbk PT	1,417,700	123,203
Mayora Indah Tbk PT	547,500	74,198
Sumber Alfaria Trijaya Tbk PT	1,569,500	221,285
Telkom Indonesia Persero Tbk PT	4,945,400	865,558
United Tractors Tbk PT	283,100	415,489
Ireland - 1.3%		8,170,102
PDD Holdings, Inc., ADR (A)	72,015	8,170,102
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Luxembourg - 0.0%		$95,965
Zabka Group SA (A)	17,269	95,965
Malaysia - 1.8%		11,019,906
AMMB Holdings BHD	140,300	166,123
Axiata Group BHD	474,095	300,130
CELCOMDIGI BHD	333,300	300,087
CIMB Group Holdings BHD	746,824	1,146,940
Gamuda BHD	207,339	251,821
Genting BHD	315,100	231,246
Genting Malaysia BHD	427,100	196,276
Hong Leong Bank BHD	60,900	271,301
Hong Leong Financial Group BHD	36,500	138,127
IHH Healthcare BHD	163,500	254,930
IOI Corp. BHD	242,000	213,913
Kuala Lumpur Kepong BHD	49,776	228,514
Malayan Banking BHD	524,022	1,153,708
Maxis BHD	197,200	159,055
MISC BHD	129,100	225,811
Mr. DIY Group M BHD (B)	191,900	74,240
Nestle Malaysia BHD	5,100	105,324
Petronas Chemicals Group BHD	154,600	140,644
Petronas Dagangan BHD	49,400	249,954
Petronas Gas BHD	62,400	263,060
PPB Group BHD	83,300	184,178
Press Metal Aluminium Holdings BHD	326,700	409,045
Public Bank BHD	962,200	949,792
QL Resources BHD	123,500	123,066
RHB Bank BHD	181,616	261,033
SD Guthrie BHD	268,038	299,775
Sime Darby BHD	581,900	222,391
Sunway BHD	97,200	107,797
Telekom Malaysia BHD	162,870	257,766
Tenaga Nasional BHD	477,100	1,456,469
Westports Holdings BHD	132,800	174,368
YTL Corp. BHD	203,100	118,574
YTL Power International BHD	399,920	384,448
Mexico - 2.3%		14,181,893
America Movil SAB de CV, Series B	1,802,588	1,633,277
Arca Continental SAB de CV	37,564	392,389
Cemex SAB de CV (C)	1,839,688	1,608,267
Coca-Cola Femsa SAB de CV	29,100	242,339
El Puerto de Liverpool SAB de CV, Series C1	17,471	85,441
Fomento Economico Mexicano SAB de CV	124,748	1,129,977
Gruma SAB de CV, Class B	17,215	297,122
Grupo Aeroportuario del Pacifico SAB de CV, Series B (C)	38,633	890,989
Grupo Aeroportuario del Sureste SAB de CV, Series B	18,194	552,734
Grupo Bimbo SAB de CV, Series A (C)	136,700	397,645
Grupo Carso SAB de CV, Series A1 (C)	41,504	295,599
Grupo Comercial Chedraui SA de CV (C)	18,018	146,079
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Series O	204,204	$1,822,148
Grupo Financiero Inbursa SAB de CV, Series O (C)	252,840	652,360
Grupo Mexico SAB de CV, Series B	329,308	2,058,383
Industrias Penoles SAB de CV (A)	13,700	360,500
Kimberly-Clark de Mexico SAB de CV, Class A (C)	134,000	251,368
Wal-Mart de Mexico SAB de CV	462,340	1,365,276
Netherlands - 0.1%		409,378
NEPI Rockcastle NV (A)	53,168	409,378
Philippines - 0.7%		4,209,976
Aboitiz Equity Ventures, Inc.	315,380	171,389
Aboitiz Power Corp.	112,000	82,945
Ayala Corp.	23,550	238,195
Ayala Land, Inc.	553,800	237,346
Bank of the Philippine Islands	279,161	565,668
BDO Unibank, Inc.	257,364	629,595
Emperador, Inc.	42,700	11,859
Globe Telecom, Inc.	4,349	124,507
International Container Terminal Services, Inc.	78,850	605,577
Jollibee Foods Corp.	43,660	162,418
Manila Electric Company	27,130	249,755
Metropolitan Bank & Trust Company	246,552	313,619
PLDT, Inc.	11,650	263,027
SM Investments Corp.	22,945	320,972
SM Prime Holdings, Inc.	586,100	233,104
Poland - 1.4%		8,455,299
Alior Bank SA	6,432	174,408
Allegro.eu SA (A)(B)	26,389	261,593
Bank Handlowy w Warszawie SA	2,634	77,172
Bank Polska Kasa Opieki SA	25,920	1,420,949
Budimex SA	724	109,085
CD Projekt SA	3,048	205,050
Dino Polska SA (A)(B)	45,605	605,909
ING Bank Slaski SA	1,966	175,592
KGHM Polska Miedz SA (A)	13,913	476,187
LPP SA	127	567,657
mBank SA (A)	840	199,899
ORLEN SA	54,172	1,213,720
PGE Polska Grupa Energetyczna SA (A)	105,255	341,360
Powszechna Kasa Oszczednosci Bank Polski SA	58,257	1,285,274
Powszechny Zaklad Ubezpieczen SA	53,616	904,896
Santander Bank Polska SA	2,967	436,548
Russia - 0.0%		0
Gazprom PJSC, ADR (A)(D)	4,562	0
LUKOIL PJSC, ADR (A)(D)	472	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	780	0
Novatek PJSC, GDR (A)(D)	50	0
Sberbank of Russia PJSC, ADR (A)(D)	263,203	0
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia - 3.4%		$20,621,981
ACWA Power Company (A)	6,308	369,961
Ades Holding Company	10,085	33,876
Al Rajhi Bank	131,628	3,324,826
Al Rajhi Company for Co-operative Insurance (A)	2,856	90,452
Aldrees Petroleum and Transport Services Company	2,118	67,417
Alinma Bank	129,426	890,880
Almarai Company JSC	49,884	636,998
Arabian Internet & Communications Services Company	1,971	125,424
Astra Industrial Group Company	2,242	83,737
Bank AlBilad	54,158	375,963
Bank Al-Jazira (A)	56,175	188,243
Banque Saudi Fransi	116,468	532,801
Bupa Arabia for Cooperative Insurance Company	2,521	113,311
Dallah Healthcare Company	1,495	54,203
Dar Al Arkan Real Estate Development Company (A)	44,502	226,597
Dr Sulaiman Al Habib Medical Services Group Company	8,145	569,331
Elm Company	2,468	598,726
Etihad Etisalat Company	69,143	1,128,083
Jarir Marketing Company	61,081	209,243
Mouwasat Medical Services Company	8,912	180,564
Nahdi Medical Company	3,207	105,843
Power & Water Utility Company for Jubail & Yanbu	7,912	84,623
Riyad Bank	129,086	970,442
Riyadh Cables Group Company	3,481	121,753
SABIC Agri-Nutrients Company	28,022	890,465
Sahara International Petrochemical Company	52,813	252,020
SAL Saudi Logistics Services	1,685	77,487
Saudi Arabian Mining Company (A)	69,100	957,906
Saudi Aramco Base Oil Company	3,738	104,035
Saudi Awwal Bank	35,304	304,937
Saudi Basic Industries Corp.	61,448	895,240
Saudi Electricity Company	113,227	445,833
Saudi Industrial Investment Group (A)	23,132	110,878
Saudi Research & Media Group (A)	2,571	126,182
Saudi Tadawul Group Holding Company	2,339	102,075
Saudi Telecom Company	198,383	2,223,354
The Company for Cooperative Insurance	6,576	235,439
The Saudi Investment Bank	56,210	215,633
The Saudi National Bank	224,390	2,243,242
The Savola Group (A)	11,566	76,498
Yanbu National Petrochemical Company	34,124	277,460
Singapore - 0.5%		3,227,771
Trip.com Group, Ltd.	51,500	3,227,771
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa - 3.5%		$21,581,511
Absa Group, Ltd.	78,842	786,785
Aspen Pharmacare Holdings, Ltd.	38,121	247,288
Bid Corp., Ltd.	32,023	811,090
Capitec Bank Holdings, Ltd.	8,560	1,672,032
Clicks Group, Ltd.	26,918	568,519
Discovery, Ltd.	45,478	543,095
Exxaro Resources, Ltd.	24,937	219,658
FirstRand, Ltd.	480,132	2,056,741
Gold Fields, Ltd.	78,736	1,919,360
Harmony Gold Mining Company, Ltd.	40,773	545,218
Impala Platinum Holdings, Ltd. (A)	106,494	1,012,437
Investec, Ltd.	20,658	153,497
Kumba Iron Ore, Ltd.	5,186	86,389
Mr. Price Group, Ltd.	9,518	111,221
MTN Group, Ltd.	147,682	1,252,428
Naspers, Ltd., N Shares	10,808	3,374,296
Nedbank Group, Ltd.	61,619	847,042
Old Mutual, Ltd.	232,913	164,485
OUTsurance Group, Ltd.	63,022	269,235
Pepkor Holdings, Ltd. (B)	148,827	225,432
Sanlam, Ltd.	128,012	620,433
Sasol, Ltd. (A)	61,708	319,827
Shoprite Holdings, Ltd.	49,220	722,710
Standard Bank Group, Ltd.	137,399	1,781,153
The Bidvest Group, Ltd.	32,813	431,754
Valterra Platinum, Ltd.	3,093	140,520
Vodacom Group, Ltd.	56,777	436,695
Woolworths Holdings, Ltd.	94,814	262,171
South Korea - 12.6%		77,032,304
Alteogen, Inc. (A)	1,329	435,078
AMOREPACIFIC Corp.	2,031	197,271
Celltrion, Inc.	8,327	1,074,200
CJ CheilJedang Corp.	1,377	249,723
Coway Company, Ltd.	7,111	558,399
DB Insurance Company, Ltd.	7,458	688,365
Doosan Bobcat, Inc. (A)	5,522	220,593
Doosan Enerbility Company, Ltd. (A)	28,089	1,328,698
Ecopro BM Company, Ltd. (A)	3,848	308,273
Ecopro Company, Ltd.	6,641	236,084
Ecopro Materials Company, Ltd. (A)	739	27,177
GS Holdings Corp.	10,171	361,574
Hana Financial Group, Inc.	40,095	2,469,075
Hanjin Kal Corp.	1,018	80,160
Hankook Tire & Technology Company, Ltd.	12,343	395,620
Hanmi Semiconductor Company, Ltd.	2,557	169,446
Hanwha Aerospace Company, Ltd.	2,342	1,682,025
Hanwha Ocean Company, Ltd. (A)	4,438	359,379
Hanwha Systems Company, Ltd.	1,395	59,751
HD Hyundai Company, Ltd.	5,629	578,811
HD Hyundai Electric Company, Ltd.	1,597	576,938
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
HD Hyundai Heavy Industries Company, Ltd.	812	$287,198
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	3,308	856,340
HLB, Inc. (A)	6,031	208,745
HMM Company, Ltd.	26,675	451,059
HYBE Company, Ltd. (A)	1,036	193,858
Hyundai Autoever Corp.	244	27,113
Hyundai Engineering & Construction Company, Ltd.	10,448	508,538
Hyundai Glovis Company, Ltd.	6,218	661,346
Hyundai Mobis Company, Ltd.	5,721	1,214,908
Hyundai Motor Company	12,962	1,990,847
Hyundai Rotem Company, Ltd.	4,087	595,309
Hyundai Steel Company	9,289	239,124
Industrial Bank of Korea	37,785	529,121
Kakao Corp.	17,373	726,589
KakaoBank Corp.	15,031	304,565
Kangwon Land, Inc.	8,310	111,994
KB Financial Group, Inc.	33,301	2,663,023
Kia Corp.	29,781	2,196,853
Korea Aerospace Industries, Ltd.	5,487	373,898
Korea Electric Power Corp.	40,399	1,123,004
Korea Investment Holdings Company, Ltd.	6,221	641,479
Korea Zinc Company, Ltd.	864	498,414
Korean Air Lines Company, Ltd.	26,069	445,511
Krafton, Inc. (A)	2,401	568,740
KT&G Corp.	7,717	727,294
LG Chem, Ltd.	2,715	590,260
LG Corp.	13,328	761,161
LG Display Company, Ltd. (A)	42,425	331,617
LG Electronics, Inc.	18,893	1,054,455
LG Energy Solution, Ltd. (A)	1,631	449,854
LG H&H Company, Ltd.	747	170,213
LG Innotek Company, Ltd.	1,532	172,886
LG Uplus Corp.	54,708	577,140
LIG Nex1 Company, Ltd.	419	189,740
LS Electric Company, Ltd.	873	195,462
Macquarie Korea Infrastructure Fund	28,229	240,195
Meritz Financial Group, Inc.	7,802	651,479
Mirae Asset Securities Company, Ltd.	34,634	476,754
NAVER Corp.	7,307	1,238,207
NCSoft Corp.	1,267	176,967
Netmarble Corp. (B)	2,453	105,422
NH Investment & Securities Company, Ltd.	4,547	66,231
Orion Corp.	2,432	195,184
Posco DX Company, Ltd.	1,611	27,822
POSCO Future M Company, Ltd. (A)	2,298	236,130
POSCO Holdings, Inc.	6,168	1,372,100
Posco International Corp.	4,079	143,536
Rainbow Robotics (A)	161	32,158
Samsung Biologics Company, Ltd. (A)(B)	940	723,233
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Samsung C&T Corp.	6,748	$819,900
Samsung Card Company, Ltd.	3,499	125,649
Samsung Electro-Mechanics Company, Ltd.	4,314	462,570
Samsung Electronics Company, Ltd.	372,957	19,201,853
Samsung Fire & Marine Insurance Company, Ltd.	2,587	821,729
Samsung Heavy Industries Company, Ltd. (A)	54,577	749,312
Samsung Life Insurance Company, Ltd.	10,615	963,678
Samsung SDI Company, Ltd.	3,355	486,267
Samsung SDS Company, Ltd.	2,939	338,447
Samyang Foods Company, Ltd.	171	177,806
Shinhan Financial Group Company, Ltd.	43,740	2,144,736
SK Biopharmaceuticals Company, Ltd. (A)	1,882	133,944
SK Bioscience Company, Ltd. (A)	1,130	37,278
SK Hynix, Inc.	31,878	6,286,871
SK Innovation Company, Ltd.	5,202	404,742
SK Telecom Company, Ltd.	15,013	607,319
SK, Inc.	3,928	574,981
SKC Company, Ltd. (A)	870	63,487
S-Oil Corp.	6,057	273,849
Woori Financial Group, Inc.	96,081	1,711,278
Yuhan Corp.	3,134	266,892
Taiwan - 18.3%		111,824,051
Accton Technology Corp.	40,000	1,195,410
Acer, Inc.	209,000	225,123
Advantech Company, Ltd.	47,981	539,329
Airtac International Group	13,743	394,137
Alchip Technologies, Ltd.	6,000	780,970
ASE Technology Holding Company, Ltd.	349,000	1,783,148
Asia Cement Corp.	334,000	453,204
Asia Vital Components Company, Ltd.	25,000	773,097
ASMedia Technology, Inc.	3,000	191,976
ASPEED Technology, Inc.	3,000	458,330
Asustek Computer, Inc.	95,000	2,107,044
AUO Corp. (A)	1,025,600	412,336
Caliway Biopharmaceuticals Company, Ltd. (A)	30,000	124,131
Catcher Technology Company, Ltd.	97,000	688,969
Cathay Financial Holding Company, Ltd.	876,513	1,788,412
Chailease Holding Company, Ltd.	166,510	647,128
Chang Hwa Commercial Bank, Ltd.	1,008,293	624,958
Cheng Shin Rubber Industry Company, Ltd.	276,000	370,805
Chicony Electronics Company, Ltd.	41,000	179,948
China Airlines, Ltd.	487,000	336,115
China Steel Corp.	1,258,000	819,771
Chroma ATE, Inc.	32,000	461,546
Chunghwa Telecom Company, Ltd.	326,000	1,408,962
Compal Electronics, Inc.	599,000	592,026
CTBC Financial Holding Company, Ltd.	1,867,000	2,580,241
Delta Electronics, Inc.	125,000	2,374,571
E Ink Holdings, Inc.	73,000	503,828
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
E.Sun Financial Holding Company, Ltd.	1,577,939	$1,694,378
Eclat Textile Company, Ltd.	20,000	270,039
Elite Material Company, Ltd.	26,000	962,560
eMemory Technology, Inc.	6,266	427,215
Eva Airways Corp.	435,000	551,629
Evergreen Marine Corp. Taiwan, Ltd.	143,000	948,622
Far Eastern New Century Corp.	534,000	513,470
Far EasTone Telecommunications Company, Ltd.	202,000	552,924
Feng TAY Enterprise Company, Ltd.	86,601	345,272
First Financial Holding Company, Ltd.	1,607,003	1,593,677
Formosa Chemicals & Fibre Corp.	416,000	402,097
Formosa Petrochemical Corp.	162,000	237,728
Formosa Plastics Corp.	437,000	624,443
Fortune Electric Company, Ltd.	14,080	314,645
Fubon Financial Holding Company, Ltd.	758,171	2,093,083
Gigabyte Technology Company, Ltd.	39,000	359,327
Global Unichip Corp.	7,000	284,948
Globalwafers Company, Ltd.	34,000	390,150
Gold Circuit Electronics, Ltd.	21,000	263,489
Hon Hai Precision Industry Company, Ltd.	872,800	5,205,072
Hotai Motor Company, Ltd.	32,820	606,973
Hua Nan Financial Holdings Company, Ltd.	1,466,908	1,410,512
Innolux Corp.	1,001,055	387,375
International Games System Company, Ltd.	20,000	526,677
Inventec Corp.	411,000	612,765
Jentech Precision Industrial Company, Ltd.	4,000	192,981
KGI Financial Holding Company, Ltd.	2,459,159	1,252,340
King Slide Works Company, Ltd.	3,000	267,862
King Yuan Electronics Company, Ltd.	99,000	391,390
Largan Precision Company, Ltd.	10,000	792,361
Lite-On Technology Corp.	308,000	1,227,976
Lotes Company, Ltd.	8,000	380,601
MediaTek, Inc.	115,537	5,303,147
Mega Financial Holding Company, Ltd.	1,131,288	1,614,637
Micro-Star International Company, Ltd.	98,000	472,803
Nan Ya Plastics Corp.	576,000	790,257
Nanya Technology Corp. (A)	171,000	255,232
Nien Made Enterprise Company, Ltd.	16,000	230,237
Novatek Microelectronics Corp.	87,850	1,398,065
Pegatron Corp.	289,000	774,604
PharmaEssentia Corp. (A)	14,307	237,751
Phison Electronics Corp.	14,000	248,597
Pou Chen Corp.	340,000	322,372
President Chain Store Corp.	86,000	737,616
Quanta Computer, Inc.	200,000	1,886,255
Realtek Semiconductor Corp.	46,000	886,171
Ruentex Development Company, Ltd.	155,250	155,783
SinoPac Financial Holdings Company, Ltd.	1,784,662	1,479,869
Synnex Technology International Corp.	106,000	235,812
Taishin Financial Holding Company, Ltd.	3,499,923	1,917,204
Taiwan Business Bank	624,288	336,746
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Taiwan Cooperative Financial Holding Company, Ltd.	1,072,720	$912,877
Taiwan High Speed Rail Corp.	294,000	268,414
Taiwan Mobile Company, Ltd.	249,000	880,124
Taiwan Semiconductor Manufacturing Company, Ltd.	722,000	28,059,975
Tatung Company, Ltd.	105,300	126,124
TCC Group Holdings Company, Ltd.	832,117	677,459
Teco Electric & Machinery Company, Ltd.	106,000	181,121
The Shanghai Commercial & Savings Bank, Ltd.	458,265	660,203
Tripod Technology Corp.	36,000	337,717
Unimicron Technology Corp.	184,000	847,642
Uni-President Enterprises Corp.	441,000	1,170,188
United Microelectronics Corp.	1,109,000	1,543,813
Vanguard International Semiconductor Corp.	148,643	465,140
Voltronic Power Technology Corp.	6,000	237,206
Walsin Lihwa Corp.	275,400	207,605
Wan Hai Lines, Ltd.	127,950	380,238
Wistron Corp.	251,000	1,034,358
Wiwynn Corp.	17,064	1,580,768
WPG Holdings, Ltd.	99,000	220,571
WT Microelectronics Company, Ltd.	34,000	157,199
Yageo Corp.	57,471	1,020,509
Yang Ming Marine Transport Corp.	249,000	507,218
Yuanta Financial Holding Company, Ltd.	1,720,553	1,798,518
Zhen Ding Technology Holding, Ltd.	87,000	365,810
Thailand - 1.6%		9,566,590
Advanced Info Service PCL, NVDR	99,700	887,782
Airports of Thailand PCL, NVDR	240,400	301,603
Asset World Corp. PCL, NVDR	694,000	44,596
Bangkok Bank PCL, NVDR	57,500	260,404
Bangkok Dusit Medical Services PCL, NVDR	420,000	276,316
Bangkok Expressway & Metro PCL, NVDR	581,600	98,772
Berli Jucker PCL, NVDR	123,100	72,323
Bumrungrad Hospital PCL, NVDR	36,800	191,432
Central Pattana PCL, NVDR	141,200	225,756
Central Retail Corp. PCL, NVDR	415,600	273,421
Charoen Pokphand Foods PCL, NVDR	475,600	331,814
CP ALL PCL, NVDR	230,700	333,555
Delta Electronics Thailand PCL, NVDR	322,400	1,440,343
Global Power Synergy PCL, NVDR	84,386	86,503
Gulf Development PCL, NVDR (A)	402,322	581,693
Home Product Center PCL, NVDR	401,100	87,756
Indorama Ventures PCL, NVDR	243,500	172,119
Kasikornbank PCL, NVDR	52,700	261,242
Krung Thai Bank PCL, NVDR	328,600	221,212
Krungthai Card PCL, NVDR	103,500	90,262
Minor International PCL, NVDR	381,329	291,714
Muangthai Capital PCL, NVDR	74,200	85,711
PTT Exploration & Production PCL, NVDR	221,800	855,165
PTT Oil & Retail Business PCL, NVDR	251,000	106,759
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
PTT PCL, NVDR	822,500	$836,846
SCB X PCL, NVDR	74,600	288,767
Thai Beverage PCL	802,700	287,706
The Siam Cement PCL, NVDR	25,500	156,839
TMBThanachart Bank PCL, NVDR	2,182,085	128,869
True Corp. PCL, NVDR (A)	909,100	289,310
Turkey - 0.6%		3,665,754
Akbank TAS	271,261	451,066
Anadolu Efes Biracilik Ve Malt Sanayii AS	27,070	10,110
Arcelik AS (A)	4,749	14,636
Aselsan Elektronik Sanayi Ve Ticaret AS	55,088	253,774
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	10,134	26,113
BIM Birlesik Magazalar AS	24,784	323,896
Coca-Cola Icecek AS	40,084	50,163
Enka Insaat ve Sanayi AS	142,789	244,823
Eregli Demir ve Celik Fabrikalari TAS	217,460	143,141
Ford Otomotiv Sanayi AS	37,238	87,286
KOC Holding AS	116,619	515,108
Oyak Cimento Fabrikalari AS (A)	39,440	23,241
Pegasus Hava Tasimaciligi AS (A)	12,417	77,084
Tofas Turk Otomobil Fabrikasi AS	3,254	18,501
Turk Hava Yollari AO (A)	48,483	343,978
Turkcell Iletisim Hizmetleri AS	109,802	252,237
Turkiye Is Bankasi AS, Class C	770,609	281,340
Turkiye Petrol Rafinerileri AS	73,707	306,681
Turkiye Sise ve Cam Fabrikalari AS	55,343	50,117
Yapi ve Kredi Bankasi AS (A)	232,100	192,459
United Kingdom - 0.1%		599,518
Anglogold Ashanti PLC	13,137	599,518
United States - 0.2%		1,125,373

BeOne Medicines, Ltd., H Shares (A)	48,700	1,125,373

PREFERRED SECURITIES - 1.3%		$7,995,406
(Cost $8,485,466)
Brazil - 1.2%		7,550,111
Banco Bradesco SA	416,447	1,155,196
Centrais Eletricas Brasileiras SA, B Shares	27,060	197,686
Cia Energetica de Minas Gerais	265,526	489,928
Cia Paranaense de Energia, B Shares	135,900	287,891
Gerdau SA	184,996	556,453
Itau Unibanco Holding SA	267,465	1,679,733
Petroleo Brasileiro SA	546,000	3,183,224
Chile - 0.1%		316,825
Sociedad Quimica y Minera de Chile SA, B Shares	8,672	316,825
Taiwan - 0.0%		128,470

Taishin Financial Holding Company, Ltd.	429,397	128,470
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.0%		$8,431
(Cost $0)
YTL Corp. BHD (Expiration Date: 6-2-28) (A)(E)	36,320	$8,431

SHORT-TERM INVESTMENTS - 0.2%		$1,257,511
(Cost $1,257,516)
Short-term funds - 0.2%		1,257,511
John Hancock Collateral Trust, 4.2650% (F)(G)	40,489	404,967

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2386% (F)	852,544	852,544
Total investments (Multifactor Emerging Markets ETF) (Cost $455,427,080) - 100.6%		$615,790,024
Other assets and liabilities, net - (0.6%)		(3,717,592)
Total net assets - 100.0%		$612,072,432

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $14,102,559. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $14,510,212 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 7-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of total investments on 7-31-25:
Financials	25.2%
Information technology	19.4%
Consumer discretionary	13.9%
Communication services	9.4%
Materials	7.5%
Industrials	7.1%
Energy	5.3%
Consumer staples	5.1%
Health care	3.0%
Utilities	2.9%
Real estate	1.0%
Short-term investments	0.2%
TOTAL	100.0%
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF

As of 7-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$1,001,004,492
(Cost $713,039,171)
Communication services – 7.7%		77,530,786
Diversified telecommunication services – 0.6%
AT&T, Inc.	109,791	3,009,371
Frontier Communications Parent, Inc. (A)	1,672	61,429
GCI Liberty, Inc. (A)(B)	3,760	0
Verizon Communications, Inc.	78,957	3,376,201
Entertainment – 1.3%
Electronic Arts, Inc.	8,702	1,326,968
Live Nation Entertainment, Inc. (A)	4,589	677,795
Netflix, Inc. (A)	4,174	4,839,336
ROBLOX Corp., Class A (A)	4,727	651,333
Roku, Inc. (A)	3,208	302,065
Take-Two Interactive Software, Inc. (A)	5,130	1,142,605
The Walt Disney Company	22,219	2,646,505
TKO Group Holdings, Inc.	1,036	174,058
Warner Brothers Discovery, Inc. (A)	65,898	867,877
Warner Music Group Corp., Class A	3,982	116,513
Interactive media and services – 4.9%
Alphabet, Inc., Class A	103,000	19,765,700
Alphabet, Inc., Class C	27,298	5,264,692
Match Group, Inc.	6,405	219,499
Meta Platforms, Inc., Class A	29,752	23,011,387
Pinterest, Inc., Class A (A)	12,236	472,310
Reddit, Inc., Class A (A)	404	64,878
Snap, Inc., Class A (A)	19,887	187,534
Media – 0.7%
Charter Communications, Inc., Class A (A)(C)	2,027	545,993
Comcast Corp., Class A	67,126	2,230,597
EchoStar Corp., Class A (A)(C)	756	24,638
Fox Corp., Class A	11,792	657,522
Fox Corp., Class B	4,437	226,908
Liberty Broadband Corp., Series A (A)	497	30,382
Liberty Broadband Corp., Series C (A)	6,386	391,590
News Corp., Class A	13,678	401,039
News Corp., Class B	3,895	130,171
Omnicom Group, Inc.	10,917	786,570
Paramount Global, Class A	239	4,563
Paramount Global, Class B	17,295	217,398
Sirius XM Holdings, Inc.	2,749	58,059
The Interpublic Group of Companies, Inc.	20,089	494,189
The New York Times Company, Class A	2,099	108,917
The Trade Desk, Inc., Class A (A)	9,477	824,120
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	9,312	2,220,074
Consumer discretionary – 10.2%		101,853,250
Automobile components – 0.1%
Aptiv PLC (A)	8,354	573,419
Autoliv, Inc.	3,850	429,468
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobile components (continued)
Mobileye Global, Inc., Class A (A)	994	$14,155
Automobiles – 0.9%
Ford Motor Company	75,508	835,874
General Motors Company	32,303	1,723,042
Rivian Automotive, Inc., Class A (A)(C)	11,646	149,884
Tesla, Inc. (A)	21,148	6,519,294
Broadline retail – 3.2%
Amazon.com, Inc. (A)	125,162	29,301,676
Coupang, Inc. (A)	9,499	279,556
eBay, Inc.	25,339	2,324,853
Distributors – 0.2%
Genuine Parts Company	7,169	923,941
LKQ Corp.	10,603	312,470
Pool Corp.	1,355	417,530
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	386	43,657
Duolingo, Inc. (A)	380	131,689
H&R Block, Inc.	942	51,188
Service Corp. International	8,024	612,311
Hotels, restaurants and leisure – 2.2%
Airbnb, Inc., Class A (A)	2,036	269,587
Aramark	10,892	463,564
Booking Holdings, Inc.	455	2,504,347
Carnival Corp. (A)	30,007	893,308
Cava Group, Inc. (A)(C)	525	46,205
Chipotle Mexican Grill, Inc. (A)	31,340	1,343,859
Churchill Downs, Inc.	2,458	263,104
Darden Restaurants, Inc.	6,091	1,228,372
Domino’s Pizza, Inc.	1,191	551,683
DoorDash, Inc., Class A (A)	4,616	1,155,154
DraftKings, Inc., Class A (A)	8,334	375,363
Dutch Bros, Inc., Class A (A)	460	27,264
Expedia Group, Inc.	5,239	944,173
Hilton Worldwide Holdings, Inc.	4,939	1,324,047
Hyatt Hotels Corp., Class A	1,515	213,570
Las Vegas Sands Corp.	7,577	397,035
Light & Wonder, Inc. (A)	2,706	260,642
Marriott International, Inc., Class A	4,652	1,227,337
McDonald’s Corp.	9,466	2,840,463
Norwegian Cruise Line Holdings, Ltd. (A)	4,218	107,812
Royal Caribbean Cruises, Ltd.	8,893	2,826,818
Starbucks Corp.	15,519	1,383,674
Texas Roadhouse, Inc.	2,094	387,662
Wyndham Hotels & Resorts, Inc.	511	43,946
Wynn Resorts, Ltd. (C)	3,091	337,012
Yum! Brands, Inc.	7,782	1,121,775
Household durables – 0.7%
D.R. Horton, Inc.	9,328	1,332,412
Garmin, Ltd.	5,781	1,264,652
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Lennar Corp., A Shares	6,235	$699,442
Lennar Corp., B Shares (C)	403	43,194
Mohawk Industries, Inc. (A)	353	40,422
NVR, Inc. (A)	186	1,404,205
PulteGroup, Inc.	11,039	1,246,524
SharkNinja, Inc. (A)	1,076	124,924
Somnigroup International, Inc. (C)	4,455	322,453
Toll Brothers, Inc.	2,570	304,185
TopBuild Corp. (A)	797	295,233
Leisure products – 0.1%
Hasbro, Inc.	6,533	491,020
Specialty retail – 2.2%
AutoZone, Inc. (A)	348	1,311,396
Best Buy Company, Inc.	13,939	906,871
Burlington Stores, Inc. (A)	2,301	628,081
CarMax, Inc. (A)	7,453	421,914
Carvana Company (A)	2,272	886,466
Chewy, Inc., Class A (A)	2,122	77,877
Dick’s Sporting Goods, Inc.	3,222	681,485
Floor & Decor Holdings, Inc., Class A (A)	3,619	277,360
GameStop Corp., Class A (A)	5,457	122,510
Lithia Motors, Inc.	1,100	316,800
Lowe’s Companies, Inc.	7,867	1,758,825
Murphy USA, Inc.	474	171,816
O’Reilly Automotive, Inc. (A)	17,838	1,753,832
Penske Automotive Group, Inc.	664	111,160
Ross Stores, Inc.	10,595	1,446,641
The Gap, Inc.	5,097	99,188
The Home Depot, Inc.	12,227	4,493,545
The TJX Companies, Inc.	19,512	2,429,829
Tractor Supply Company	29,243	1,665,389
Ulta Beauty, Inc. (A)	2,611	1,344,691
Williams-Sonoma, Inc.	7,413	1,386,602
Textiles, apparel and luxury goods – 0.5%
Amer Sports, Inc. (A)	1,042	39,117
Birkenstock Holding PLC (A)	634	31,757
Deckers Outdoor Corp. (A)	6,819	723,973
Lululemon Athletica, Inc. (A)	3,483	698,446
NIKE, Inc., Class B	18,438	1,377,134
Ralph Lauren Corp.	1,574	470,233
Skechers USA, Inc., Class A (A)	3,831	242,311
Tapestry, Inc.	11,090	1,198,053
VF Corp.	2,517	29,499
Consumer staples – 5.4%		53,679,168
Beverages – 1.0%
Brown-Forman Corp., Class A	2,123	60,803
Brown-Forman Corp., Class B	8,057	232,444
Coca-Cola Consolidated, Inc.	1,389	155,221
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Beverages (continued)
Constellation Brands, Inc., Class A	4,823	$805,634
Keurig Dr. Pepper, Inc.	19,246	628,382
Molson Coors Beverage Company, Class B	6,936	337,922
Monster Beverage Corp. (A)	15,553	913,739
PepsiCo, Inc.	19,413	2,677,441
Primo Brands Corp.	912	25,180
The Coca-Cola Company	52,134	3,539,377
Consumer staples distribution and retail – 2.2%
Albertsons Companies, Inc., Class A	13,163	252,993
BJ’s Wholesale Club Holdings, Inc. (A)	5,055	535,325
Casey’s General Stores, Inc.	1,099	571,623
Costco Wholesale Corp.	5,139	4,828,810
Dollar General Corp.	6,507	682,584
Dollar Tree, Inc. (A)	9,644	1,095,076
Maplebear, Inc. (A)(C)	1,868	89,608
Performance Food Group Company (A)	4,935	495,474
Sprouts Farmers Market, Inc. (A)	1,188	180,030
Sysco Corp.	16,851	1,341,340
Target Corp.	11,916	1,197,558
The Kroger Company	41,672	2,921,207
U.S. Foods Holding Corp. (A)	8,974	747,803
Walgreens Boots Alliance, Inc.	19,824	230,751
Walmart, Inc.	70,444	6,902,103
Food products – 0.8%
Archer-Daniels-Midland Company	14,406	780,517
Bunge Global SA	6,184	493,236
Conagra Brands, Inc.	18,335	334,797
General Mills, Inc.	18,994	930,326
Hormel Foods Corp.	9,768	274,383
Ingredion, Inc.	1,270	167,056
Lamb Weston Holdings, Inc.	5,470	312,173
McCormick & Company, Inc.	10,019	707,642
Mondelez International, Inc., Class A	23,299	1,507,212
Pilgrim’s Pride Corp.	788	37,343
The Campbell’s Company	9,037	288,461
The Hershey Company	4,492	836,096
The J.M. Smucker Company	4,044	434,083
The Kraft Heinz Company	19,844	544,916
Tyson Foods, Inc., Class A	10,413	544,600
Household products – 0.9%
Church & Dwight Company, Inc.	8,928	837,179
Colgate-Palmolive Company	14,193	1,190,083
Kimberly-Clark Corp.	8,177	1,019,018
The Clorox Company	5,127	643,746
The Procter & Gamble Company	33,402	5,025,999
Personal care products – 0.1%
BellRing Brands, Inc. (A)	647	35,313
Kenvue, Inc.	35,389	758,740
The Estee Lauder Companies, Inc., Class A	2,929	273,393
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Tobacco – 0.4%
Altria Group, Inc.	25,012	$1,549,243
Philip Morris International, Inc.	16,490	2,705,185
Energy – 3.5%		35,338,034
Energy equipment and services – 0.3%
Baker Hughes Company	27,518	1,239,686
Halliburton Company	25,718	576,083
Schlumberger, Ltd.	17,061	576,662
TechnipFMC PLC	8,070	293,506
Oil, gas and consumable fuels – 3.2%
Antero Midstream Corp.	1,850	33,948
Antero Resources Corp. (A)	5,694	198,891
APA Corp. (C)	7,386	142,476
Cheniere Energy, Inc.	7,082	1,670,502
Chevron Corp.	33,206	5,035,358
ConocoPhillips	25,798	2,459,581
Coterra Energy, Inc.	30,464	743,017
Devon Energy Corp.	13,591	451,493
Diamondback Energy, Inc.	8,086	1,202,065
DT Midstream, Inc.	438	44,996
EOG Resources, Inc.	14,903	1,788,658
EQT Corp.	12,908	693,805
Expand Energy Corp.	4,648	487,017
Exxon Mobil Corp.	57,549	6,424,770
Kinder Morgan, Inc.	34,772	975,702
Kinetik Holdings, Inc.	289	12,537
Marathon Petroleum Corp.	9,055	1,541,070
Occidental Petroleum Corp.	17,309	760,557
ONEOK, Inc.	11,481	942,705
Ovintiv, Inc.	8,843	364,155
Permian Resources Corp.	4,028	57,036
Phillips 66	8,495	1,049,812
Range Resources Corp.	4,550	167,076
Targa Resources Corp.	6,910	1,149,893
Texas Pacific Land Corp.	542	524,726
The Williams Companies, Inc.	25,212	1,511,459
Valero Energy Corp.	16,159	2,218,792
Financials – 16.0%		160,363,658
Banks – 3.9%
Bank of America Corp.	97,410	4,604,571
Citigroup, Inc.	32,679	3,062,022
Citizens Financial Group, Inc.	19,161	914,363
Comerica, Inc.	1,055	71,286
Commerce Bancshares, Inc.	1,686	103,183
Cullen/Frost Bankers, Inc.	431	54,914
East West Bancorp, Inc.	6,141	615,635
Fifth Third Bancorp	33,968	1,412,050
First Citizens BancShares, Inc., Class A	478	953,495
First Horizon Corp.	17,716	386,386
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc.	58,800	$966,084
JPMorgan Chase & Co.	42,210	12,504,290
KeyCorp	44,025	788,928
M&T Bank Corp.	6,607	1,246,741
Pinnacle Financial Partners, Inc.	611	53,701
Regions Financial Corp.	51,341	1,300,468
SouthState Corp.	726	68,367
The PNC Financial Services Group, Inc.	8,363	1,591,228
Truist Financial Corp.	35,753	1,562,764
U.S. Bancorp	31,710	1,425,682
Webster Financial Corp.	5,559	320,476
Wells Fargo & Company	64,692	5,216,116
Western Alliance Bancorp	1,597	123,863
Wintrust Financial Corp.	531	67,957
Capital markets – 4.2%
Ameriprise Financial, Inc.	2,578	1,335,894
Ares Management Corp., Class A	4,557	845,460
BlackRock, Inc.	1,602	1,771,828
Cboe Global Markets, Inc.	2,675	644,782
CME Group, Inc.	5,149	1,432,864
Coinbase Global, Inc., Class A (A)	2,418	913,424
Evercore, Inc., Class A	472	142,138
FactSet Research Systems, Inc.	1,438	579,370
Franklin Resources, Inc.	11,909	285,816
Hamilton Lane, Inc., Class A	360	54,828
Houlihan Lokey, Inc.	1,191	227,076
Interactive Brokers Group, Inc., Class A	8,487	556,408
Intercontinental Exchange, Inc.	10,216	1,888,223
Jefferies Financial Group, Inc.	4,884	281,611
KKR & Company, Inc.	9,596	1,406,582
LPL Financial Holdings, Inc.	3,011	1,191,543
MarketAxess Holdings, Inc.	1,306	268,383
Moody’s Corp.	3,570	1,841,156
Morgan Stanley	23,070	3,286,552
Morningstar, Inc.	864	238,861
MSCI, Inc.	1,875	1,052,550
Nasdaq, Inc.	14,341	1,379,891
Northern Trust Corp.	8,922	1,159,860
Raymond James Financial, Inc.	8,105	1,354,589
Robinhood Markets, Inc., Class A (A)	15,348	1,581,611
S&P Global, Inc.	4,490	2,474,439
SEI Investments Company	5,840	514,621
State Street Corp.	13,144	1,468,842
Stifel Financial Corp.	2,656	303,103
T. Rowe Price Group, Inc.	8,560	868,412
The Bank of New York Mellon Corp.	23,750	2,409,438
The Blackstone Group, Inc.	7,614	1,316,917
The Carlyle Group, Inc.	5,804	352,071
The Charles Schwab Corp.	21,460	2,097,286
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	5,491	$3,973,233
Tradeweb Markets, Inc., Class A	2,636	365,218
Consumer finance – 1.1%
Ally Financial, Inc.	17,597	666,046
American Express Company	10,280	3,076,907
Capital One Financial Corp.	25,738	5,533,670
SoFi Technologies, Inc. (A)	11,938	269,560
Synchrony Financial	25,147	1,751,991
Financial services – 3.4%
Affirm Holdings, Inc. (A)	3,122	214,044
Apollo Global Management, Inc.	9,580	1,392,166
Berkshire Hathaway, Inc., Class B (A)	21,337	10,068,504
Block, Inc. (A)	8,859	684,446
Corebridge Financial, Inc.	8,411	299,095
Corpay, Inc. (A)	3,194	1,031,822
Equitable Holdings, Inc.	16,489	846,710
Fidelity National Information Services, Inc.	15,124	1,200,997
Fiserv, Inc. (A)	10,664	1,481,656
Global Payments, Inc.	8,210	656,390
Jack Henry & Associates, Inc.	2,881	489,237
Mastercard, Inc., Class A	11,318	6,411,307
PayPal Holdings, Inc. (A)	16,058	1,104,148
Rocket Companies, Inc., Class A (C)	2,202	32,524
Shift4 Payments, Inc., Class A (A)(C)	373	38,419
Toast, Inc., Class A (A)	6,016	293,821
UWM Holdings Corp.	12	48
Visa, Inc., Class A	21,957	7,585,485
Insurance – 3.4%
Aflac, Inc.	14,079	1,398,889
American Financial Group, Inc.	3,164	395,184
American International Group, Inc.	25,438	1,974,752
Aon PLC, Class A	4,038	1,436,357
Arch Capital Group, Ltd.	15,248	1,312,243
Arthur J. Gallagher & Company	5,483	1,574,992
Assurant, Inc.	1,908	357,368
Brown & Brown, Inc.	8,788	802,960
Chubb, Ltd.	6,139	1,633,220
Cincinnati Financial Corp.	6,383	941,556
CNA Financial Corp. (C)	1,169	51,822
Erie Indemnity Company, Class A	865	308,148
Everest Group, Ltd.	1,741	584,628
Fidelity National Financial, Inc.	12,758	719,934
Globe Life, Inc.	4,602	646,443
Kinsale Capital Group, Inc.	529	233,125
Loews Corp.	11,366	1,029,078
Markel Group, Inc. (A)	535	1,074,435
Marsh & McLennan Companies, Inc.	7,932	1,580,054
MetLife, Inc.	13,444	1,021,072
Old Republic International Corp.	9,399	339,962
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Primerica, Inc.	1,031	$273,865
Principal Financial Group, Inc.	10,701	832,859
Prudential Financial, Inc.	16,058	1,663,288
Reinsurance Group of America, Inc.	2,782	535,396
RenaissanceRe Holdings, Ltd.	1,689	411,677
The Allstate Corp.	8,725	1,773,356
The Hartford Financial Services Group, Inc.	19,189	2,386,920
The Progressive Corp.	7,470	1,808,039
The Travelers Companies, Inc.	7,705	2,005,149
Unum Group	6,579	472,438
W.R. Berkley Corp.	14,042	966,230
Willis Towers Watson PLC	4,464	1,409,776
Health care – 9.1%		91,457,819
Biotechnology – 1.6%
AbbVie, Inc.	21,814	4,123,282
Alnylam Pharmaceuticals, Inc. (A)	2,442	957,850
Amgen, Inc.	9,208	2,717,281
Biogen, Inc. (A)	5,008	641,024
BioMarin Pharmaceutical, Inc. (A)	5,957	344,612
Exact Sciences Corp. (A)	3,859	181,180
Exelixis, Inc. (A)	2,340	84,755
Gilead Sciences, Inc.	23,809	2,673,513
Incyte Corp. (A)	4,828	361,569
Insmed, Inc. (A)	1,219	130,774
Moderna, Inc. (A)	5,697	168,403
Natera, Inc. (A)	1,495	199,822
Neurocrine Biosciences, Inc. (A)	2,624	336,476
Regeneron Pharmaceuticals, Inc.	1,705	930,009
Roivant Sciences, Ltd. (A)(C)	2,902	32,967
Sarepta Therapeutics, Inc. (A)	1,514	24,860
Summit Therapeutics, Inc. (A)(C)	660	17,404
United Therapeutics Corp. (A)	1,576	432,927
Vaxcyte, Inc. (A)	1,819	61,755
Vertex Pharmaceuticals, Inc. (A)	3,063	1,399,393
Health care equipment and supplies – 2.1%
Abbott Laboratories	24,568	3,100,236
ABIOMED, Inc. (A)(B)	1,170	18,158
Align Technology, Inc. (A)	1,219	157,263
Baxter International, Inc.	15,111	328,815
Becton, Dickinson and Company	5,481	976,988
Boston Scientific Corp. (A)	22,989	2,412,006
DexCom, Inc. (A)	9,726	785,569
Edwards Lifesciences Corp. (A)	11,329	898,503
GE HealthCare Technologies, Inc.	14,731	1,050,615
Globus Medical, Inc., Class A (A)	1,431	75,314
Hologic, Inc. (A)	11,277	753,529
IDEXX Laboratories, Inc. (A)	2,220	1,186,168
Insulet Corp. (A)	1,694	488,550
Intuitive Surgical, Inc. (A)	4,055	1,950,820
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Masimo Corp. (A)	245	$37,679
Medtronic PLC	16,969	1,531,283
Penumbra, Inc. (A)	430	108,476
ResMed, Inc.	5,383	1,463,853
Solventum Corp. (A)	3,615	257,966
STERIS PLC	3,541	802,001
Stryker Corp.	4,564	1,792,420
The Cooper Companies, Inc. (A)	7,026	496,668
Zimmer Biomet Holdings, Inc.	7,428	680,776
Health care providers and services – 2.0%
Cardinal Health, Inc.	10,032	1,557,167
Cencora, Inc.	6,301	1,802,590
Centene Corp. (A)	17,242	449,499
Chemed Corp.	435	179,351
CVS Health Corp.	23,779	1,476,676
DaVita, Inc. (A)	1,960	275,125
Elevance Health, Inc.	4,456	1,261,404
Encompass Health Corp.	2,521	277,587
HCA Healthcare, Inc.	2,615	925,684
HealthEquity, Inc. (A)	498	48,306
Henry Schein, Inc. (A)	6,575	444,799
Hims & Hers Health, Inc. (A)(C)	978	64,724
Humana, Inc.	3,456	863,551
Labcorp Holdings, Inc.	4,490	1,167,759
McKesson Corp.	2,572	1,783,785
Molina Healthcare, Inc. (A)	2,559	403,989
Quest Diagnostics, Inc.	7,135	1,194,470
Tenet Healthcare Corp. (A)	2,866	462,228
The Cigna Corp.	5,706	1,525,670
The Ensign Group, Inc.	409	61,350
UnitedHealth Group, Inc.	12,278	3,064,098
Universal Health Services, Inc., Class B	3,729	620,692
Health care technology – 0.1%
Doximity, Inc., Class A (A)	606	35,603
Veeva Systems, Inc., Class A (A)	3,099	880,736
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	9,724	1,116,412
Avantor, Inc. (A)	21,265	285,802
Bio-Rad Laboratories, Inc., Class A (A)	742	179,527
Bio-Techne Corp.	4,116	225,269
Charles River Laboratories International, Inc. (A)	1,807	306,539
Danaher Corp.	8,732	1,721,601
ICON PLC (A)	603	102,022
Illumina, Inc. (A)	2,587	265,711
IQVIA Holdings, Inc. (A)	6,513	1,210,506
Medpace Holdings, Inc. (A)	533	227,698
Mettler-Toledo International, Inc. (A)	861	1,062,198
Repligen Corp. (A)	1,213	142,006
Revvity, Inc. (C)	4,791	421,129
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Tempus AI, Inc. (A)(C)	330	$18,675
Thermo Fisher Scientific, Inc.	5,606	2,621,814
Waters Corp. (A)	2,539	733,162
West Pharmaceutical Services, Inc.	2,423	579,727
Pharmaceuticals – 2.2%
Bristol-Myers Squibb Company	35,097	1,520,051
Eli Lilly & Company	10,824	8,010,518
Jazz Pharmaceuticals PLC (A)	565	64,766
Johnson & Johnson	35,991	5,929,157
Merck & Company, Inc.	34,998	2,734,044
Pfizer, Inc.	91,424	2,129,265
Royalty Pharma PLC, Class A	9,844	362,259
Viatris, Inc.	39,863	348,403
Zoetis, Inc.	7,814	1,139,203
Industrials – 12.4%		124,688,692
Aerospace and defense – 2.2%
ATI, Inc. (A)	1,917	147,494
Axon Enterprise, Inc. (A)	1,262	953,428
BWX Technologies, Inc.	1,684	255,850
Curtiss-Wright Corp.	993	486,788
General Dynamics Corp.	4,798	1,495,105
General Electric Company	12,669	3,434,313
HEICO Corp.	1,109	362,421
HEICO Corp., Class A	2,043	527,278
Howmet Aerospace, Inc.	8,374	1,505,394
L3Harris Technologies, Inc.	5,702	1,567,024
Lockheed Martin Corp.	3,624	1,525,632
Northrop Grumman Corp.	2,596	1,496,880
Rocket Lab Corp. (A)(C)	1,706	78,340
RTX Corp.	23,072	3,635,455
StandardAero, Inc. (A)	525	14,989
Textron, Inc.	10,074	783,455
The Boeing Company (A)	6,499	1,441,738
TransDigm Group, Inc.	1,128	1,814,343
Woodward, Inc.	1,443	370,966
Air freight and logistics – 0.4%
C.H. Robinson Worldwide, Inc.	5,727	660,438
Expeditors International of Washington, Inc.	7,092	824,374
FedEx Corp.	5,495	1,228,078
United Parcel Service, Inc., Class B	9,421	811,713
Building products – 1.1%
A.O. Smith Corp.	4,870	344,747
Advanced Drainage Systems, Inc.	2,251	258,302
Allegion PLC	4,831	801,560
Builders FirstSource, Inc. (A)	6,602	839,312
Carlisle Companies, Inc.	2,549	904,156
Carrier Global Corp.	19,268	1,322,170
Fortune Brands Innovations, Inc.	5,879	320,641
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Johnson Controls International PLC	16,333	$1,714,965
Lennox International, Inc.	1,283	781,347
Masco Corp.	8,835	601,929
Owens Corning	5,258	733,123
Trane Technologies PLC	5,438	2,382,279
Commercial services and supplies – 0.8%
Cintas Corp.	8,175	1,819,346
Clean Harbors, Inc. (A)	1,578	372,108
Copart, Inc. (A)	18,850	854,471
Republic Services, Inc.	5,931	1,367,985
Rollins, Inc.	9,539	546,299
Tetra Tech, Inc.	7,438	273,272
Veralto Corp.	5,328	558,534
Waste Management, Inc.	10,880	2,493,261
Construction and engineering – 0.4%
AECOM	4,915	554,117
API Group Corp. (A)	7,244	261,291
Comfort Systems USA, Inc.	723	508,486
EMCOR Group, Inc.	1,387	870,329
MasTec, Inc. (A)	810	153,260
Quanta Services, Inc.	5,034	2,044,458
Electrical equipment – 1.3%
Acuity, Inc.	464	144,466
AMETEK, Inc.	8,814	1,629,268
Eaton Corp. PLC	6,688	2,573,007
Emerson Electric Company	13,214	1,922,769
GE Vernova, Inc.	3,305	2,182,258
Generac Holdings, Inc. (A)	786	153,026
Hubbell, Inc.	2,119	927,020
nVent Electric PLC	3,937	308,740
Regal Rexnord Corp.	1,875	286,650
Rockwell Automation, Inc.	4,820	1,695,242
Vertiv Holdings Company, Class A	10,151	1,477,986
Ground transportation – 1.0%
CSX Corp.	48,469	1,722,588
J.B. Hunt Transport Services, Inc.	4,748	683,949
Knight-Swift Transportation Holdings, Inc.	5,350	227,375
Norfolk Southern Corp.	6,497	1,806,166
Old Dominion Freight Line, Inc.	4,774	712,520
Saia, Inc. (A)	533	161,094
Uber Technologies, Inc. (A)	19,178	1,682,870
U-Haul Holding Company (A)(C)	403	23,318
U-Haul Holding Company, Series N	3,868	201,136
Union Pacific Corp.	10,468	2,323,582
XPO, Inc. (A)	2,731	328,512
Industrial conglomerates – 0.4%
3M Company	9,860	1,471,309
Honeywell International, Inc.	10,305	2,291,317
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 2.6%
Allison Transmission Holdings, Inc.	1,658	$149,336
Caterpillar, Inc.	9,511	4,166,008
Chart Industries, Inc. (A)	364	72,374
CNH Industrial NV	15,486	200,699
Crane Company	613	120,007
Cummins, Inc.	6,054	2,225,571
Deere & Company	5,212	2,733,016
Donaldson Company, Inc.	3,562	256,357
Dover Corp.	6,534	1,183,569
Fortive Corp.	12,031	576,646
Graco, Inc.	5,781	485,488
IDEX Corp.	2,831	462,897
Illinois Tool Works, Inc.	6,708	1,717,047
Ingersoll Rand, Inc.	13,021	1,101,967
ITT, Inc.	2,232	379,351
Lincoln Electric Holdings, Inc.	2,196	534,726
Mueller Industries, Inc.	1,635	139,580
Nordson Corp.	1,842	394,575
Otis Worldwide Corp.	11,174	957,500
PACCAR, Inc.	16,625	1,641,885
Parker-Hannifin Corp.	3,222	2,358,182
Pentair PLC	6,348	648,766
RBC Bearings, Inc. (A)	461	178,564
Snap-on, Inc.	2,315	743,555
Stanley Black & Decker, Inc.	6,465	437,357
Symbotic, Inc. (A)	334	18,019
The Middleby Corp. (A)	352	51,110
The Toro Company	4,016	298,188
Wabtec Corp.	6,133	1,177,843
Xylem, Inc.	7,762	1,122,540
Passenger airlines – 0.1%
Alaska Air Group, Inc. (A)	278	14,723
American Airlines Group, Inc. (A)	1,354	15,557
Delta Air Lines, Inc.	8,121	432,118
Southwest Airlines Company	6,805	210,479
United Airlines Holdings, Inc. (A)	4,368	385,738
Professional services – 1.1%
Amentum Holdings, Inc. (A)(C)	186	4,644
Automatic Data Processing, Inc.	6,650	2,058,175
Booz Allen Hamilton Holding Corp.	5,542	594,823
Broadridge Financial Solutions, Inc.	4,350	1,076,669
CACI International, Inc., Class A (A)	555	255,616
Dayforce, Inc. (A)	4,635	267,300
Equifax, Inc.	4,686	1,125,718
Genpact, Ltd.	1,256	55,327
Jacobs Solutions, Inc.	3,085	437,669
Leidos Holdings, Inc.	5,627	898,351
Paychex, Inc.	7,702	1,111,630
Paycom Software, Inc.	1,720	398,249
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Paylocity Holding Corp. (A)	1,093	$202,074
SS&C Technologies Holdings, Inc.	8,496	726,238
TransUnion	6,764	643,865
UL Solutions, Inc., Class A	708	51,769
Verisk Analytics, Inc.	5,559	1,549,349
Trading companies and distributors – 1.0%
Applied Industrial Technologies, Inc.	271	73,577
Core & Main, Inc., Class A (A)	3,931	250,169
Fastenal Company	42,770	1,972,980
Ferguson Enterprises, Inc.	5,371	1,199,505
FTAI Aviation, Ltd.	1,243	171,049
United Rentals, Inc.	4,181	3,691,572
W.W. Grainger, Inc.	1,349	1,402,339
Watsco, Inc. (C)	1,116	503,182
WESCO International, Inc.	1,624	336,103
Information technology – 25.7%		257,809,993
Communications equipment – 0.9%
Arista Networks, Inc. (A)	16,604	2,045,945
Ciena Corp. (A)	2,637	244,819
Cisco Systems, Inc.	58,020	3,950,002
F5, Inc. (A)	2,546	797,967
Motorola Solutions, Inc.	3,523	1,546,527
Ubiquiti, Inc. (C)	158	68,804
Electronic equipment, instruments and components – 1.6%
Amphenol Corp., Class A	34,494	3,673,956
CDW Corp.	5,224	910,961
Coherent Corp. (A)	2,820	303,432
Corning, Inc.	34,062	2,154,081
Flex, Ltd. (A)	20,416	1,018,146
Jabil, Inc.	5,899	1,316,480
Keysight Technologies, Inc. (A)	7,420	1,216,212
Ralliant Corp. (A)	4,018	183,703
TD SYNNEX Corp.	1,553	224,238
TE Connectivity PLC	11,828	2,433,611
Teledyne Technologies, Inc. (A)	1,567	863,448
Trimble, Inc. (A)	8,842	741,755
Zebra Technologies Corp., Class A (A)	1,970	667,869
IT services – 1.5%
Accenture PLC, Class A	9,372	2,503,261
Akamai Technologies, Inc. (A)	6,757	515,627
Amdocs, Ltd.	6,036	515,233
Cloudflare, Inc., Class A (A)	5,811	1,206,828
Cognizant Technology Solutions Corp., Class A	18,585	1,333,660
EPAM Systems, Inc. (A)	1,666	262,745
Gartner, Inc. (A)	3,216	1,089,098
GoDaddy, Inc., Class A (A)	4,630	748,115
IBM Corp.	16,649	4,214,694
Kyndryl Holdings, Inc. (A)	2,716	102,583
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
MongoDB, Inc. (A)	1,353	$321,865
Okta, Inc. (A)	3,834	374,965
Snowflake, Inc., Class A (A)	3,090	690,615
Twilio, Inc., Class A (A)	4,654	600,366
VeriSign, Inc.	3,353	901,521
Semiconductors and semiconductor equipment – 9.0%
Advanced Micro Devices, Inc. (A)	21,362	3,766,334
Analog Devices, Inc.	8,860	1,990,222
Applied Materials, Inc.	16,554	2,980,713
Astera Labs, Inc. (A)	735	100,497
Broadcom, Inc.	55,433	16,280,672
Credo Technology Group Holding, Ltd. (A)	858	95,710
Enphase Energy, Inc. (A)	3,284	106,270
Entegris, Inc.	5,087	399,126
First Solar, Inc. (A)	3,320	580,104
GlobalFoundries, Inc. (A)	1,828	68,349
Intel Corp.	69,413	1,374,377
KLA Corp.	3,023	2,657,308
Lam Research Corp.	25,563	2,424,395
MACOM Technology Solutions Holdings, Inc. (A)	406	55,679
Marvell Technology, Inc.	23,195	1,864,182
Microchip Technology, Inc.	22,948	1,551,055
Micron Technology, Inc.	19,920	2,174,069
Monolithic Power Systems, Inc.	1,369	973,688
NVIDIA Corp.	234,929	41,786,821
NXP Semiconductors NV	5,713	1,221,268
ON Semiconductor Corp. (A)	15,015	846,245
Qualcomm, Inc.	19,469	2,857,270
Skyworks Solutions, Inc.	7,353	503,975
Teradyne, Inc.	7,162	769,414
Texas Instruments, Inc.	15,258	2,762,613
Universal Display Corp.	910	131,404
Software – 8.8%
Adobe, Inc. (A)	5,111	1,828,154
Appfolio, Inc., Class A (A)	216	57,754
AppLovin Corp., Class A (A)	3,957	1,546,000
Atlassian Corp., Class A (A)	1,703	326,601
Aurora Innovation, Inc. (A)(C)	11,564	67,187
Autodesk, Inc. (A)	3,821	1,158,183
Bentley Systems, Inc., Class B	4,425	256,562
Cadence Design Systems, Inc. (A)	5,823	2,122,891
Confluent, Inc., Class A (A)	1,331	23,592
Crowdstrike Holdings, Inc., Class A (A)	3,104	1,410,985
Datadog, Inc., Class A (A)	5,678	794,806
DocuSign, Inc. (A)	4,404	333,119
Dropbox, Inc., Class A (A)	7,230	196,439
Dynatrace, Inc. (A)	7,545	396,942
Elastic NV (A)	851	71,229
Fair Isaac Corp. (A)	860	1,235,579
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Fortinet, Inc. (A)	14,007	$1,399,299
Gen Digital, Inc.	25,493	751,789
Gitlab, Inc., Class A (A)(C)	1,773	77,675
Guidewire Software, Inc. (A)	1,764	399,052
HubSpot, Inc. (A)	1,217	632,414
Intuit, Inc.	3,946	3,098,123
Klaviyo, Inc., Class A (A)	434	13,497
Manhattan Associates, Inc. (A)	1,907	418,892
Microsoft Corp.	85,348	45,533,153
Nutanix, Inc., Class A (A)	3,188	239,642
Oracle Corp.	22,754	5,774,283
Palantir Technologies, Inc., Class A (A)	24,203	3,832,545
Palo Alto Networks, Inc. (A)	8,511	1,477,510
Procore Technologies, Inc. (A)	2,137	153,073
PTC, Inc. (A)	3,707	796,301
Roper Technologies, Inc.	2,220	1,221,888
Rubrik, Inc., Class A (A)	423	40,164
Salesforce, Inc.	10,972	2,834,397
Samsara, Inc., Class A (A)	3,980	151,359
ServiceNow, Inc. (A)	1,906	1,797,587
Synopsys, Inc. (A)	4,493	2,846,181
Tyler Technologies, Inc. (A)	1,456	851,119
Unity Software, Inc. (A)	2,451	81,765
Workday, Inc., Class A (A)	3,228	740,439
Zoom Communications, Inc., Class A (A)	5,993	443,782
Zscaler, Inc. (A)	2,002	571,691
Technology hardware, storage and peripherals – 3.9%
Apple, Inc.	157,982	32,792,324
Dell Technologies, Inc., Class C	5,176	686,803
Hewlett Packard Enterprise Company	46,529	962,685
HP, Inc.	34,032	843,994
NetApp, Inc.	11,331	1,179,897
Pure Storage, Inc., Class A (A)	6,818	405,807
Seagate Technology Holdings PLC	8,099	1,271,624
Super Micro Computer, Inc. (A)(C)	8,856	522,238
Western Digital Corp.	13,675	1,076,086
Materials – 3.1%		30,925,279
Chemicals – 1.6%
Air Products & Chemicals, Inc.	4,347	1,251,414
Albemarle Corp.	3,606	244,667
Axalta Coating Systems, Ltd. (A)	1,791	50,721
CF Industries Holdings, Inc.	9,369	869,724
Corteva, Inc.	21,180	1,527,713
Dow, Inc.	28,016	652,493
DuPont de Nemours, Inc.	14,821	1,065,630
Eastman Chemical Company	6,055	439,654
Ecolab, Inc.	4,954	1,296,759
International Flavors & Fragrances, Inc.	8,058	572,360
Linde PLC	6,026	2,773,527
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	12,689	$735,074
PPG Industries, Inc.	9,548	1,007,314
RPM International, Inc.	5,310	623,447
The Mosaic Company	15,127	544,723
The Sherwin-Williams Company	5,612	1,856,899
Westlake Corp.	1,712	135,762
Construction materials – 0.3%
CRH PLC	2,630	251,034
Eagle Materials, Inc.	473	106,089
Martin Marietta Materials, Inc.	2,257	1,297,504
Vulcan Materials Company	4,616	1,267,877
Containers and packaging – 0.5%
Amcor PLC	77,321	722,951
AptarGroup, Inc.	2,462	386,879
Avery Dennison Corp.	3,124	524,113
Ball Corp.	13,471	771,349
Crown Holdings, Inc.	5,688	565,160
Graphic Packaging Holding Company	10,345	231,314
International Paper Company	18,819	879,600
Packaging Corp. of America	4,493	870,519
Smurfit WestRock PLC	7,050	312,879
Metals and mining – 0.7%
Alcoa Corp.	3,072	92,068
Carpenter Technology Corp.	252	62,846
Freeport-McMoRan, Inc.	31,901	1,283,696
Newmont Corp.	27,240	1,691,604
Nucor Corp.	10,904	1,560,035
Reliance, Inc.	3,016	875,032
Royal Gold, Inc.	742	112,354
Southern Copper Corp.	2,329	219,299
Steel Dynamics, Inc.	9,354	1,193,196
Real estate – 2.6%		26,360,071
Diversified REITs – 0.0%
WP Carey, Inc.	5,070	325,291
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	4,053	309,771
Healthpeak Properties, Inc.	15,184	257,217
Omega Healthcare Investors, Inc.	4,994	194,267
Ventas, Inc.	10,704	719,095
Welltower, Inc.	9,867	1,628,746
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	19,034	299,214
Industrial REITs – 0.2%
EastGroup Properties, Inc.	1,055	172,218
Lineage, Inc.	255	11,003
Prologis, Inc.	12,172	1,299,726
Rexford Industrial Realty, Inc.	4,003	146,230
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Office REITs – 0.0%
BXP, Inc.	4,086	$267,347
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	15,853	2,468,946
CoStar Group, Inc. (A)	10,941	1,041,474
Jones Lang LaSalle, Inc. (A)	2,335	631,291
Zillow Group, Inc., Class A (A)(C)	849	65,161
Zillow Group, Inc., Class C (A)	5,159	410,398
Residential REITs – 0.4%
American Homes 4 Rent, Class A	7,968	276,410
AvalonBay Communities, Inc.	3,717	692,403
Camden Property Trust	2,730	298,116
Equity LifeStyle Properties, Inc.	4,511	270,299
Equity Residential	9,486	599,515
Essex Property Trust, Inc.	1,728	449,591
Invitation Homes, Inc.	14,781	453,038
Mid-America Apartment Communities, Inc.	3,058	435,551
Sun Communities, Inc.	3,169	393,051
UDR, Inc.	8,333	327,404
Retail REITs – 0.3%
Brixmor Property Group, Inc.	2,732	71,387
Federal Realty Investment Trust	2,173	200,264
Kimco Realty Corp.	15,447	327,940
NNN REIT, Inc.	4,646	191,694
Realty Income Corp.	15,946	895,049
Regency Centers Corp.	4,567	326,084
Simon Property Group, Inc.	6,147	1,006,817
Specialized REITs – 0.9%
American Tower Corp.	5,561	1,158,857
Crown Castle, Inc.	7,680	807,091
CubeSmart	5,430	211,281
Digital Realty Trust, Inc.	6,535	1,153,035
Equinix, Inc.	1,240	973,611
Extra Space Storage, Inc.	4,979	668,978
Gaming and Leisure Properties, Inc.	6,456	294,264
Iron Mountain, Inc.	7,696	749,283
Lamar Advertising Company, Class A	2,230	272,618
Public Storage	2,071	563,188
SBA Communications Corp.	2,662	598,205
VICI Properties, Inc.	24,637	803,166
Weyerhaeuser Company	25,728	644,486
Utilities – 4.1%		40,997,742
Electric utilities – 2.3%
Alliant Energy Corp.	10,032	652,180
American Electric Power Company, Inc.	15,736	1,780,371
Constellation Energy Corp.	6,295	2,189,653
Duke Energy Corp.	16,186	1,968,865
Edison International	18,077	942,173
Entergy Corp.	23,212	2,099,061
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Evergy, Inc.	11,305	$800,394
Eversource Energy	14,585	964,069
Exelon Corp.	43,064	1,935,296
FirstEnergy Corp.	22,214	948,760
NextEra Energy, Inc.	19,633	1,395,121
NRG Energy, Inc.	6,540	1,093,488
OGE Energy Corp.	2,926	132,899
PG&E Corp.	76,864	1,077,633
Pinnacle West Capital Corp.	6,146	556,951
PPL Corp.	36,038	1,286,196
The Southern Company	20,102	1,899,237
Xcel Energy, Inc.	22,148	1,626,549
Gas utilities – 0.1%
Atmos Energy Corp.	4,968	774,611
Independent power and renewable electricity producers – 0.4%
The AES Corp.	31,250	410,938
Vistra Corp.	14,827	3,092,023
Multi-utilities – 1.2%
Ameren Corp.	11,685	1,181,704
CenterPoint Energy, Inc.	28,806	1,118,249
CMS Energy Corp.	11,738	866,264
Consolidated Edison, Inc.	15,816	1,636,956
Dominion Energy, Inc.	18,920	1,105,874
DTE Energy Company	8,731	1,208,458
NiSource, Inc.	20,198	857,405
Public Service Enterprise Group, Inc.	21,415	1,922,853
Sempra	14,191	1,159,121
WEC Energy Group, Inc.	11,297	1,232,277
Water utilities – 0.1%
American Water Works Company, Inc.	5,746	805,819
Essential Utilities, Inc.	7,508	276,294

SHORT-TERM INVESTMENTS – 0.2%		$1,834,016
(Cost $1,834,015)
Short-term funds – 0.2%		1,834,016
John Hancock Collateral Trust, 4.2650% (D)(E)	6,310	63,113

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2386% (D)	1,770,903	1,770,903
Total investments (Multifactor Large Cap ETF) (Cost $714,873,186) 100.0%		$1,002,838,508
Other assets and liabilities, net 0.0%		219,922
Total net assets 100.0%		$1,003,058,430

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

(C)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $3,456,875. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,471,898 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 7-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 7-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$4,173,653,721
(Cost $3,310,108,995)
Communication services – 3.1%		129,633,631
Diversified telecommunication services – 0.2%
AST SpaceMobile, Inc. (A)(B)	36,667	1,949,584
Frontier Communications Parent, Inc. (A)	192,542	7,073,993
GCI Liberty, Inc. (A)(C)	32,082	0
Entertainment – 1.3%
Live Nation Entertainment, Inc. (A)	42,900	6,336,330
ROBLOX Corp., Class A (A)	82,237	11,331,436
Roku, Inc. (A)	55,335	5,210,344
Take-Two Interactive Software, Inc. (A)	72,228	16,087,342
TKO Group Holdings, Inc.	22,651	3,805,595
Warner Brothers Discovery, Inc. (A)	679,561	8,949,818
Warner Music Group Corp., Class A	44,956	1,315,413
Interactive media and services – 0.3%
Match Group, Inc.	109,802	3,762,915
Pinterest, Inc., Class A (A)	166,135	6,412,811
Reddit, Inc., Class A (A)	12,093	1,942,015
Snap, Inc., Class A (A)	202,891	1,913,262
Media – 1.3%
EchoStar Corp., Class A (A)(B)	64,622	2,106,031
Fox Corp., Class A	141,606	7,895,951
Fox Corp., Class B	87,332	4,466,158
Liberty Broadband Corp., Series A (A)	8,574	524,129
Liberty Broadband Corp., Series C (A)	73,032	4,478,322
News Corp., Class A	229,693	6,734,599
News Corp., Class B	91,103	3,044,662
Omnicom Group, Inc.	105,816	7,624,043
Paramount Global, Class A	2,157	41,177
Paramount Global, Class B	256,606	3,225,537
Sirius XM Holdings, Inc.	19,650	415,008
The Interpublic Group of Companies, Inc.	312,191	7,679,899
The New York Times Company, Class A	102,279	5,307,257
Consumer discretionary – 11.4%		474,600,153
Automobile components – 0.7%
Aptiv PLC (A)	106,734	7,326,222
Autoliv, Inc.	68,020	7,587,631
BorgWarner, Inc.	186,643	6,868,462
Gentex Corp.	171,746	4,537,529
Mobileye Global, Inc., Class A (A)	30,786	438,393
Automobiles – 0.1%
Lucid Group, Inc. (A)	396,500	975,390
Rivian Automotive, Inc., Class A (A)(B)	279,072	3,591,657
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Broadline retail – 0.6%
Dillard’s, Inc., Class A (B)	2,618	$1,222,423
eBay, Inc.	210,500	19,313,375
Etsy, Inc. (A)	44,371	2,585,498
Ollie’s Bargain Outlet Holdings, Inc. (A)	18,116	2,475,189
Distributors – 0.5%
Genuine Parts Company	65,066	8,385,706
LKQ Corp.	173,857	5,123,566
Pool Corp.	19,391	5,975,143
Diversified consumer services – 0.7%
ADT, Inc.	411,954	3,439,816
Bright Horizons Family Solutions, Inc. (A)	30,601	3,460,973
Duolingo, Inc. (A)	11,896	4,122,559
H&R Block, Inc.	78,169	4,247,703
Service Corp. International	145,933	11,136,147
Stride, Inc. (A)	14,974	1,920,116
Hotels, restaurants and leisure – 2.6%
Aramark	189,221	8,053,246
Brinker International, Inc. (A)	14,420	2,272,592
Caesars Entertainment, Inc. (A)	80,365	2,144,138
Carnival Corp. (A)	301,708	8,981,847
Cava Group, Inc. (A)(B)	24,354	2,143,396
Choice Hotels International, Inc.	17,332	2,213,470
Churchill Downs, Inc.	41,239	4,414,223
Darden Restaurants, Inc.	57,005	11,496,198
Domino’s Pizza, Inc.	13,372	6,194,044
DraftKings, Inc., Class A (A)	96,837	4,361,538
Dutch Bros, Inc., Class A (A)	24,641	1,460,472
Expedia Group, Inc.	46,977	8,466,195
Hyatt Hotels Corp., Class A	20,858	2,940,352
Las Vegas Sands Corp.	16,133	845,369
Life Time Group Holdings, Inc. (A)	30,453	874,610
Light & Wonder, Inc. (A)	56,391	5,431,581
MGM Resorts International (A)	4,088	149,008
Norwegian Cruise Line Holdings, Ltd. (A)	297,689	7,608,931
Planet Fitness, Inc., Class A (A)	38,284	4,180,230
Texas Roadhouse, Inc.	38,030	7,040,494
Vail Resorts, Inc.	25,566	3,841,547
Wingstop, Inc.	10,112	3,815,662
Wyndham Hotels & Resorts, Inc.	59,827	5,145,122
Wynn Resorts, Ltd. (B)	43,663	4,760,577
Household durables – 2.0%
Garmin, Ltd.	59,464	13,008,345
Lennar Corp., A Shares	26,120	2,930,142
Mohawk Industries, Inc. (A)	34,210	3,917,387
NVR, Inc. (A)	1,669	12,600,099
PulteGroup, Inc.	131,841	14,887,486
SharkNinja, Inc. (A)	30,657	3,559,278
Somnigroup International, Inc. (B)	105,598	7,643,183
Taylor Morrison Home Corp. (A)	65,388	3,876,201
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Toll Brothers, Inc.	85,947	$10,172,687
TopBuild Corp. (A)	22,775	8,436,543
Whirlpool Corp. (B)	42,887	3,561,336
Leisure products – 0.3%
Hasbro, Inc.	97,393	7,320,058
Mattel, Inc. (A)	240,835	4,096,603
Specialty retail – 2.9%
AutoNation, Inc. (A)	39,800	7,667,072
Bath & Body Works, Inc.	101,990	2,953,630
Best Buy Company, Inc.	116,463	7,577,083
Burlington Stores, Inc. (A)	33,113	9,038,524
CarMax, Inc. (A)	92,705	5,248,030
Carvana Company (A)	29,404	11,472,559
Chewy, Inc., Class A (A)	40,871	1,499,966
Dick’s Sporting Goods, Inc.	36,407	7,700,445
Floor & Decor Holdings, Inc., Class A (A)	61,963	4,748,844
GameStop Corp., Class A (A)	172,846	3,880,393
Group 1 Automotive, Inc.	5,137	2,117,215
Lithia Motors, Inc.	21,525	6,199,200
Murphy USA, Inc.	11,248	4,077,175
Penske Automotive Group, Inc.	17,230	2,884,474
RH (A)	3,940	810,143
The Gap, Inc.	176,969	3,443,817
Tractor Supply Company	265,151	15,100,349
Ulta Beauty, Inc. (A)	23,366	12,033,724
Williams-Sonoma, Inc.	72,050	13,476,953
Textiles, apparel and luxury goods – 1.0%
Amer Sports, Inc. (A)	20,334	763,338
Birkenstock Holding PLC (A)	17,772	890,199
Crocs, Inc. (A)	42,547	4,243,212
Deckers Outdoor Corp. (A)	74,166	7,874,204
Levi Strauss & Company, Class A	59,666	1,174,824
Ralph Lauren Corp.	21,972	6,564,135
Skechers USA, Inc., Class A (A)	92,907	5,876,368
Tapestry, Inc.	129,672	14,008,466
VF Corp.	144,891	1,698,123
Consumer staples – 4.3%		180,313,924
Beverages – 0.3%
Brown-Forman Corp., Class A	8,320	238,285
Brown-Forman Corp., Class B	50,836	1,466,619
Celsius Holdings, Inc. (A)	39,681	1,799,137
Coca-Cola Consolidated, Inc.	30,376	3,394,518
Molson Coors Beverage Company, Class B	111,531	5,433,790
Primo Brands Corp.	41,983	1,159,151
Consumer staples distribution and retail – 2.0%
Albertsons Companies, Inc., Class A	246,013	4,728,370
BJ’s Wholesale Club Holdings, Inc. (A)	90,636	9,598,352
Casey’s General Stores, Inc.	19,699	10,246,041
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
Dollar Tree, Inc. (A)	102,285	$11,614,462
Maplebear, Inc. (A)(B)	63,198	3,031,608
Performance Food Group Company (A)	104,755	10,517,402
Sprouts Farmers Market, Inc. (A)	52,528	7,960,093
The Kroger Company	188,353	13,203,545
U.S. Foods Holding Corp. (A)	149,091	12,423,753
Food products – 1.6%
Archer-Daniels-Midland Company	94,954	5,144,608
Bunge Global SA	92,634	7,388,488
Conagra Brands, Inc.	217,732	3,975,786
Darling Ingredients, Inc. (A)	116,733	3,779,815
General Mills, Inc.	81,698	4,001,568
Hormel Foods Corp.	99,824	2,804,056
Ingredion, Inc.	53,125	6,988,063
Lamb Weston Holdings, Inc.	74,998	4,280,136
McCormick & Company, Inc.	81,466	5,753,944
Pilgrim’s Pride Corp.	33,553	1,590,077
Post Holdings, Inc. (A)	45,008	4,762,296
The Campbell’s Company	133,675	4,266,906
The J.M. Smucker Company	59,732	6,411,633
Tyson Foods, Inc., Class A	106,551	5,572,617
Household products – 0.3%
Church & Dwight Company, Inc.	85,983	8,062,626
The Clorox Company	45,476	5,709,967
Personal care products – 0.1%
BellRing Brands, Inc. (A)	55,079	3,006,212
Energy – 3.8%		159,332,031
Energy equipment and services – 0.7%
Baker Hughes Company	290,836	13,102,162
Halliburton Company	259,539	5,813,674
NOV, Inc.	203,869	2,564,672
TechnipFMC PLC	191,871	6,978,348
Oil, gas and consumable fuels – 3.1%
Antero Midstream Corp.	141,988	2,605,480
Antero Resources Corp. (A)	162,143	5,663,655
APA Corp. (B)	162,690	3,138,290
Cheniere Energy, Inc.	70,949	16,735,450
Chord Energy Corp.	26,648	2,940,074
Coterra Energy, Inc.	343,040	8,366,746
Diamondback Energy, Inc.	78,789	11,712,773
DT Midstream, Inc.	43,582	4,477,179
EQT Corp.	188,734	10,144,453
Expand Energy Corp.	91,123	9,547,868
HF Sinclair Corp.	100,142	4,400,239
Kinetik Holdings, Inc.	14,018	608,101
Matador Resources Company	72,309	3,606,773
Ovintiv, Inc.	228,284	9,400,735
Permian Resources Corp.	435,213	6,162,616
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Range Resources Corp.	150,588	$5,529,591
Targa Resources Corp.	95,228	15,846,891
Texas Pacific Land Corp.	10,315	9,986,261
Financials – 16.7%		696,780,924
Banks – 4.1%
BOK Financial Corp.	16,819	1,707,633
Cadence Bank	59,663	2,079,256
Citizens Financial Group, Inc.	210,873	10,062,860
Comerica, Inc.	104,782	7,080,120
Commerce Bancshares, Inc.	85,045	5,204,754
Cullen/Frost Bankers, Inc.	36,758	4,683,337
East West Bancorp, Inc.	108,629	10,890,057
Fifth Third Bancorp	322,294	13,397,762
First Citizens BancShares, Inc., Class A	6,351	12,668,721
First Horizon Corp.	303,096	6,610,524
Huntington Bancshares, Inc.	627,691	10,312,963
KeyCorp	432,667	7,753,393
M&T Bank Corp.	72,651	13,709,244
Old National Bancorp	171,489	3,620,133
Pinnacle Financial Partners, Inc.	43,865	3,855,295
Popular, Inc.	48,033	5,503,621
Prosperity Bancshares, Inc.	54,179	3,609,405
Regions Financial Corp.	475,570	12,046,188
SouthState Corp.	48,106	4,530,142
Synovus Financial Corp.	52,333	2,472,211
UMB Financial Corp.	18,861	2,074,521
Webster Financial Corp.	116,326	6,706,194
Western Alliance Bancorp	81,674	6,334,635
Wintrust Financial Corp.	42,323	5,416,498
Zions Bancorp NA	122,828	6,586,037
Capital markets – 4.8%
Cboe Global Markets, Inc.	35,916	8,657,193
Evercore, Inc., Class A	19,882	5,987,265
FactSet Research Systems, Inc.	18,653	7,515,294
Franklin Resources, Inc.	167,715	4,025,160
Hamilton Lane, Inc., Class A	19,745	3,007,164
Houlihan Lokey, Inc.	31,269	5,961,748
Interactive Brokers Group, Inc., Class A	190,352	12,479,477
Invesco, Ltd.	292,841	6,152,589
Janus Henderson Group PLC	36,939	1,599,459
Jefferies Financial Group, Inc.	114,626	6,609,335
LPL Financial Holdings, Inc.	36,776	14,553,366
MarketAxess Holdings, Inc.	21,569	4,432,430
Morningstar, Inc.	15,395	4,256,102
Nasdaq, Inc.	158,097	15,212,093
Northern Trust Corp.	81,742	10,626,460
PJT Partners, Inc., Class A	6,352	1,134,594
Raymond James Financial, Inc.	85,823	14,343,598
Robinhood Markets, Inc., Class A (A)	232,978	24,008,383
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
SEI Investments Company	82,475	$7,267,697
State Street Corp.	128,070	14,311,823
StepStone Group, Inc., Class A	15,452	917,231
Stifel Financial Corp.	75,537	8,620,282
T. Rowe Price Group, Inc.	84,237	8,545,844
The Carlyle Group, Inc.	90,741	5,504,349
Tradeweb Markets, Inc., Class A	30,842	4,273,159
Consumer finance – 1.1%
Ally Financial, Inc.	285,728	10,814,805
Credit Acceptance Corp. (A)(B)	3,976	1,949,353
OneMain Holdings, Inc.	66,961	3,869,676
SLM Corp.	82,836	2,634,185
SoFi Technologies, Inc. (A)	344,654	7,782,287
Synchrony Financial	256,700	17,884,289
Upstart Holdings, Inc. (A)(B)	14,909	1,218,662
Financial services – 1.8%
Affirm Holdings, Inc. (A)	70,488	4,832,657
Block, Inc. (A)	38,595	2,981,850
Corebridge Financial, Inc.	119,084	4,234,627
Corpay, Inc. (A)	30,024	9,699,253
Equitable Holdings, Inc.	160,606	8,247,118
Essent Group, Ltd.	65,446	3,664,322
Global Payments, Inc.	86,812	6,940,619
Jack Henry & Associates, Inc.	42,067	7,143,608
Jackson Financial, Inc., Class A	58,536	5,125,412
MGIC Investment Corp.	150,680	3,902,612
Rocket Companies, Inc., Class A (B)	24,530	362,308
Shift4 Payments, Inc., Class A (A)(B)	33,476	3,448,028
Toast, Inc., Class A (A)	126,346	6,170,739
UWM Holdings Corp.	29,476	118,494
Voya Financial, Inc.	67,012	4,690,840
WEX, Inc. (A)	27,294	4,631,246
Insurance – 4.9%
American Financial Group, Inc.	54,858	6,851,764
Arch Capital Group, Ltd.	140,821	12,119,055
Assurant, Inc.	36,853	6,902,567
Axis Capital Holdings, Ltd.	29,700	2,787,048
Brown & Brown, Inc.	90,976	8,312,477
Cincinnati Financial Corp.	59,784	8,818,738
CNA Financial Corp. (B)	15,776	699,350
Erie Indemnity Company, Class A	11,905	4,241,037
Everest Group, Ltd.	25,079	8,421,528
Fidelity National Financial, Inc.	128,652	7,259,832
First American Financial Corp.	77,758	4,669,368
Globe Life, Inc.	68,101	9,566,147
Kinsale Capital Group, Inc.	12,583	5,545,202
Lincoln National Corp.	56,087	2,137,476
Loews Corp.	98,644	8,931,228
Markel Group, Inc. (A)	5,806	11,660,132
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Old Republic International Corp.	195,870	$7,084,618
Primerica, Inc.	22,878	6,077,083
Principal Financial Group, Inc.	91,200	7,098,096
Reinsurance Group of America, Inc.	44,291	8,523,803
RenaissanceRe Holdings, Ltd.	44,362	10,812,794
RLI Corp.	51,354	3,388,850
The Hanover Insurance Group, Inc.	11,669	2,002,750
The Hartford Financial Services Group, Inc.	157,610	19,605,108
Unum Group	122,829	8,820,350
W.R. Berkley Corp.	139,126	9,573,260
Willis Towers Watson PLC	43,085	13,606,674
Health care – 9.6%		400,703,900
Biotechnology – 1.8%
Alnylam Pharmaceuticals, Inc. (A)	32,830	12,877,239
BioMarin Pharmaceutical, Inc. (A)	75,200	4,350,320
Blueprint Medicines Corp. (A)(C)	17,937	8,251
BridgeBio Pharma, Inc. (A)	28,494	1,346,911
Cytokinetics, Inc. (A)	29,774	1,120,693
Exact Sciences Corp. (A)	77,862	3,655,621
Exelixis, Inc. (A)	231,447	8,383,010
Halozyme Therapeutics, Inc. (A)	72,026	4,319,399
Incyte Corp. (A)	71,955	5,388,710
Insmed, Inc. (A)	44,471	4,770,849
Madrigal Pharmaceuticals, Inc. (A)	3,769	1,140,160
Natera, Inc. (A)	36,188	4,836,888
Neurocrine Biosciences, Inc. (A)	58,665	7,522,613
REVOLUTION Medicines, Inc. (A)	52,773	1,966,850
Roivant Sciences, Ltd. (A)(B)	200,688	2,279,816
Sarepta Therapeutics, Inc. (A)	38,005	624,042
Summit Therapeutics, Inc. (A)(B)	18,837	496,732
United Therapeutics Corp. (A)	34,925	9,593,898
Vaxcyte, Inc. (A)	49,889	1,693,732
Health care equipment and supplies – 2.3%
ABIOMED, Inc. (A)(C)	18,321	284,342
Align Technology, Inc. (A)	20,086	2,591,295
Baxter International, Inc.	188,338	4,098,235
Glaukos Corp. (A)	15,379	1,323,978
Globus Medical, Inc., Class A (A)	78,140	4,112,508
Hologic, Inc. (A)	150,235	10,038,703
Insulet Corp. (A)	30,407	8,769,379
Lantheus Holdings, Inc. (A)(B)	36,632	2,607,832
Masimo Corp. (A)	29,631	4,556,951
Merit Medical Systems, Inc. (A)	17,781	1,508,896
Penumbra, Inc. (A)	14,666	3,699,792
ResMed, Inc.	59,042	16,055,881
Solventum Corp. (A)	73,931	5,275,716
STERIS PLC	44,501	10,079,031
Teleflex, Inc.	29,320	3,503,740
The Cooper Companies, Inc. (A)	91,822	6,490,897
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	97,610	$8,945,957
Health care providers and services – 3.0%
Cardinal Health, Inc.	96,785	15,022,968
Cencora, Inc.	57,218	16,368,925
Centene Corp. (A)	129,836	3,384,825
Chemed Corp.	10,212	4,210,408
DaVita, Inc. (A)	35,851	5,032,405
Encompass Health Corp.	85,343	9,397,118
HealthEquity, Inc. (A)	46,053	4,467,141
Henry Schein, Inc. (A)	108,461	7,337,387
Hims & Hers Health, Inc. (A)(B)	38,864	2,572,020
Labcorp Holdings, Inc.	52,577	13,674,226
Molina Healthcare, Inc. (A)	30,822	4,865,869
Quest Diagnostics, Inc.	71,713	12,005,473
Tenet Healthcare Corp. (A)	69,171	11,155,899
The Ensign Group, Inc.	37,821	5,673,150
Universal Health Services, Inc., Class B	53,195	8,854,308
Health care technology – 0.2%
Doximity, Inc., Class A (A)	48,532	2,851,255
Veeva Systems, Inc., Class A (A)	17,180	4,882,556
Waystar Holding Corp. (A)	24,724	914,294
Life sciences tools and services – 1.7%
Agilent Technologies, Inc.	34,289	3,936,720
Avantor, Inc. (A)	311,708	4,189,356
Bio-Rad Laboratories, Inc., Class A (A)	13,302	3,218,419
Bio-Techne Corp.	87,781	4,804,254
Bruker Corp.	75,560	2,903,771
Charles River Laboratories International, Inc. (A)	39,737	6,740,985
ICON PLC (A)	16,714	2,827,842
Illumina, Inc. (A)	21,010	2,157,937
Medpace Holdings, Inc. (A)	14,183	6,058,978
Mettler-Toledo International, Inc. (A)	8,407	10,371,548
Repligen Corp. (A)	28,406	3,325,490
Revvity, Inc. (B)	75,593	6,644,625
Tempus AI, Inc. (A)(B)	19,322	1,093,432
Waters Corp. (A)	23,839	6,883,750
West Pharmaceutical Services, Inc.	30,665	7,336,908
Pharmaceuticals – 0.6%
Axsome Therapeutics, Inc. (A)	7,425	752,747
Corcept Therapeutics, Inc. (A)	26,564	1,784,304
Elanco Animal Health, Inc. (A)	319,718	4,373,742
Jazz Pharmaceuticals PLC (A)	51,034	5,850,027
Royalty Pharma PLC, Class A	127,186	4,680,445
Viatris, Inc.	890,106	7,779,526
Industrials – 21.0%		876,994,913
Aerospace and defense – 1.9%
ATI, Inc. (A)	64,560	4,967,246
Axon Enterprise, Inc. (A)	19,124	14,447,991
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
BWX Technologies, Inc.	46,714	$7,097,258
Curtiss-Wright Corp.	20,525	10,061,766
HEICO Corp.	13,396	4,377,813
HEICO Corp., Class A	21,337	5,506,866
Huntington Ingalls Industries, Inc.	26,764	7,463,409
Leonardo DRS, Inc.	30,013	1,248,541
Loar Holdings, Inc. (A)	9,375	692,906
Moog, Inc., Class A	8,532	1,651,625
Rocket Lab Corp. (A)(B)	74,068	3,401,203
StandardAero, Inc. (A)	13,303	379,801
Textron, Inc.	109,829	8,541,401
Woodward, Inc.	36,374	9,351,028
Air freight and logistics – 0.4%
C.H. Robinson Worldwide, Inc.	68,859	7,940,820
Expeditors International of Washington, Inc.	76,572	8,900,729
Building products – 2.3%
A.O. Smith Corp.	80,955	5,730,804
AAON, Inc.	32,881	2,745,564
Advanced Drainage Systems, Inc.	43,905	5,038,099
Allegion PLC	59,381	9,852,496
Armstrong World Industries, Inc.	14,267	2,684,621
Builders FirstSource, Inc. (A)	79,116	10,058,017
Carlisle Companies, Inc.	28,655	10,164,215
Fortune Brands Innovations, Inc.	103,696	5,655,580
Lennox International, Inc.	16,761	10,207,449
Masco Corp.	85,976	5,857,545
Owens Corning	85,022	11,854,617
Simpson Manufacturing Company, Inc.	25,462	4,568,647
Trex Company, Inc. (A)	64,534	4,145,664
UFP Industries, Inc.	41,052	4,023,096
Zurn Elkay Water Solutions Corp.	53,112	2,350,206
Commercial services and supplies – 0.8%
Casella Waste Systems, Inc., Class A (A)	21,506	2,338,347
Clean Harbors, Inc. (A)	35,218	8,304,757
MSA Safety, Inc.	20,934	3,723,531
Rollins, Inc.	94,892	5,434,465
Tetra Tech, Inc.	138,108	5,074,088
Veralto Corp.	71,399	7,484,757
Construction and engineering – 2.1%
AECOM	86,190	9,717,061
API Group Corp. (A)	213,943	7,716,924
Comfort Systems USA, Inc.	17,567	12,354,871
EMCOR Group, Inc.	25,660	16,101,393
Fluor Corp. (A)	83,965	4,766,693
MasTec, Inc. (A)	37,750	7,142,678
Quanta Services, Inc.	55,510	22,544,276
Valmont Industries, Inc.	5,813	2,115,641
WillScot Holdings Corp.	131,373	3,855,798
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment – 2.3%
Acuity, Inc.	21,614	$6,729,519
AMETEK, Inc.	96,536	17,844,680
Generac Holdings, Inc. (A)	35,224	6,857,761
Hubbell, Inc.	29,200	12,774,416
NEXTracker, Inc., Class A (A)	110,933	6,462,957
nVent Electric PLC	100,775	7,902,776
Regal Rexnord Corp.	38,333	5,860,349
Rockwell Automation, Inc.	47,205	16,602,471
Vertiv Holdings Company, Class A	111,371	16,215,618
Ground transportation – 0.9%
J.B. Hunt Transport Services, Inc.	41,464	5,972,889
Knight-Swift Transportation Holdings, Inc.	117,016	4,973,180
Landstar System, Inc.	24,382	3,251,827
Ryder System, Inc.	32,205	5,723,151
Saia, Inc. (A)	14,305	4,323,543
U-Haul Holding Company (A)	8,084	467,740
U-Haul Holding Company, Series N	72,433	3,766,516
XPO, Inc. (A)	62,610	7,531,357
Machinery – 4.9%
AGCO Corp.	58,604	6,913,514
Allison Transmission Holdings, Inc.	61,791	5,565,515
Chart Industries, Inc. (A)	18,811	3,740,191
CNH Industrial NV	412,774	5,349,551
Crane Company	26,238	5,136,613
Cummins, Inc.	21,280	7,822,954
Donaldson Company, Inc.	89,828	6,464,921
Dover Corp.	65,144	11,800,184
Esab Corp.	33,430	4,485,303
Flowserve Corp.	71,897	4,029,108
Fortive Corp.	110,385	5,290,753
Graco, Inc.	94,612	7,945,516
IDEX Corp.	36,911	6,035,318
Ingersoll Rand, Inc.	129,176	10,932,165
ITT, Inc.	56,974	9,683,301
JBT Marel Corp.	15,936	2,195,981
Lincoln Electric Holdings, Inc.	33,566	8,173,321
Mueller Industries, Inc.	54,349	4,639,774
Nordson Corp.	28,713	6,150,612
Oshkosh Corp.	52,393	6,629,286
Pentair PLC	93,534	9,559,175
RBC Bearings, Inc. (A)	12,766	4,944,782
Snap-on, Inc.	31,772	10,204,849
SPX Technologies, Inc. (A)	16,433	2,997,215
Stanley Black & Decker, Inc.	84,251	5,699,580
Symbotic, Inc. (A)	3,681	198,590
The Middleby Corp. (A)	38,639	5,610,383
The Timken Company	45,308	3,447,486
The Toro Company	65,924	4,894,857
Wabtec Corp.	77,847	14,950,516
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Watts Water Technologies, Inc., Class A	15,003	$3,935,587
Xylem, Inc.	78,186	11,307,259
Marine transportation – 0.0%
Kirby Corp. (A)	6,493	618,848
Passenger airlines – 0.3%
Alaska Air Group, Inc. (A)	12,223	647,330
American Airlines Group, Inc. (A)	75,247	864,588
Delta Air Lines, Inc.	89,588	4,766,977
Southwest Airlines Company	52,679	1,629,361
United Airlines Holdings, Inc. (A)	67,713	5,979,735
Professional services – 2.9%
Amentum Holdings, Inc. (A)(B)	2,338	58,380
Booz Allen Hamilton Holding Corp.	66,835	7,173,401
Broadridge Financial Solutions, Inc.	55,041	13,623,198
CACI International, Inc., Class A (A)	15,398	7,091,857
Dayforce, Inc. (A)	91,776	5,292,722
Equifax, Inc.	41,992	10,087,738
ExlService Holdings, Inc. (A)	65,199	2,831,593
FTI Consulting, Inc. (A)	21,412	3,561,886
Genpact, Ltd.	126,500	5,572,325
Jacobs Solutions, Inc.	38,391	5,446,531
KBR, Inc.	77,791	3,635,951
Leidos Holdings, Inc.	56,204	8,972,969
Parsons Corp. (A)	19,345	1,435,399
Paycom Software, Inc.	29,520	6,835,061
Paylocity Holding Corp. (A)	27,057	5,002,298
Robert Half, Inc.	85,061	3,139,602
SS&C Technologies Holdings, Inc.	122,722	10,490,277
TransUnion	63,601	6,054,179
UL Solutions, Inc., Class A	25,105	1,835,678
Verisk Analytics, Inc.	52,228	14,556,466
Trading companies and distributors – 2.2%
Air Lease Corp.	1,298	71,909
Applied Industrial Technologies, Inc.	23,195	6,297,443
Core & Main, Inc., Class A (A)	112,951	7,188,202
Fastenal Company	443,288	20,448,875
FTAI Aviation, Ltd.	44,905	6,179,377
GATX Corp.	16,425	2,507,933
SiteOne Landscape Supply, Inc. (A)	24,281	3,346,650
United Rentals, Inc.	33,171	29,288,003
Watsco, Inc.	12,963	5,844,757
WESCO International, Inc.	43,391	8,980,201
Information technology – 13.6%		570,500,550
Communications equipment – 0.6%
Ciena Corp. (A)	128,400	11,920,656
F5, Inc. (A)	37,317	11,695,894
Ubiquiti, Inc. (B)	2,060	897,068
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components – 3.7%
Arrow Electronics, Inc. (A)	45,093	$5,230,788
Badger Meter, Inc.	15,962	3,012,987
CDW Corp.	63,286	11,035,813
Cognex Corp.	105,397	4,297,036
Coherent Corp. (A)	105,447	11,346,097
Corning, Inc.	283,155	17,906,722
Fabrinet (A)	16,049	5,195,543
Flex, Ltd. (A)	461,724	23,026,176
Jabil, Inc.	65,543	14,627,231
Keysight Technologies, Inc. (A)	86,422	14,165,430
Littelfuse, Inc.	21,094	5,428,119
Ralliant Corp. (A)	36,979	1,690,680
TD SYNNEX Corp.	35,621	5,143,316
Teledyne Technologies, Inc. (A)	20,419	11,251,277
Trimble, Inc. (A)	136,764	11,473,132
Zebra Technologies Corp., Class A (A)	29,347	9,949,220
IT services – 2.0%
Akamai Technologies, Inc. (A)	94,823	7,235,943
Amdocs, Ltd.	106,677	9,105,949
Cloudflare, Inc., Class A (A)	52,203	10,841,519
EPAM Systems, Inc. (A)	33,075	5,216,258
Gartner, Inc. (A)	31,395	10,631,917
Globant SA (A)	27,994	2,358,774
GoDaddy, Inc., Class A (A)	59,057	9,542,430
Kyndryl Holdings, Inc. (A)	91,612	3,460,185
MongoDB, Inc. (A)	12,445	2,960,541
Okta, Inc. (A)	51,054	4,993,081
Twilio, Inc., Class A (A)	72,530	9,356,370
VeriSign, Inc.	32,846	8,831,304
Semiconductors and semiconductor equipment – 2.0%
Astera Labs, Inc. (A)	30,281	4,140,321
Cirrus Logic, Inc. (A)	21,420	2,157,208
Credo Technology Group Holding, Ltd. (A)	26,403	2,945,255
Enphase Energy, Inc. (A)	46,492	1,504,481
Entegris, Inc.	71,659	5,622,365
First Solar, Inc. (A)	56,549	9,880,807
Lattice Semiconductor Corp. (A)	73,049	3,640,032
MACOM Technology Solutions Holdings, Inc. (A)	31,311	4,293,991
MKS, Inc.	54,300	5,168,274
Monolithic Power Systems, Inc.	18,964	13,487,955
Onto Innovation, Inc. (A)	28,203	2,672,234
Qorvo, Inc. (A)	77,103	6,445,811
Rambus, Inc. (A)	38,321	2,833,072
Skyworks Solutions, Inc.	89,471	6,132,342
Teradyne, Inc.	87,067	9,353,608
Universal Display Corp.	32,026	4,624,554
Software – 3.6%
ACI Worldwide, Inc. (A)	36,865	1,568,974
Appfolio, Inc., Class A (A)	10,926	2,921,394
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Aurora Innovation, Inc. (A)(B)	350,775	$2,038,003
Bentley Systems, Inc., Class B	83,696	4,852,694
BILL Holdings, Inc. (A)	44,815	1,920,323
CCC Intelligent Solutions Holdings, Inc. (A)	188,833	1,826,015
Clearwater Analytics Holdings, Inc., Class A (A)	49,734	1,007,611
CommVault Systems, Inc. (A)	17,961	3,411,692
Confluent, Inc., Class A (A)	77,443	1,372,677
DocuSign, Inc. (A)	83,688	6,330,160
Dolby Laboratories, Inc., Class A	48,474	3,652,031
Dropbox, Inc., Class A (A)	145,575	3,955,273
Dynatrace, Inc. (A)	90,491	4,760,732
Elastic NV (A)	29,264	2,449,397
Fair Isaac Corp. (A)	8,620	12,384,526
Gen Digital, Inc.	337,609	9,956,089
Gitlab, Inc., Class A (A)(B)	38,508	1,687,035
Guidewire Software, Inc. (A)	24,112	5,454,617
HubSpot, Inc. (A)	13,522	7,026,707
Informatica, Inc., Class A (A)	35,520	877,344
Klaviyo, Inc., Class A (A)	25,079	779,957
Manhattan Associates, Inc. (A)	31,832	6,992,217
Nutanix, Inc., Class A (A)	57,101	4,292,282
Pegasystems, Inc.	49,543	2,908,670
Pivotal Software, Inc. (A)(C)	9,845	0
Procore Technologies, Inc. (A)	38,066	2,726,668
PTC, Inc. (A)	52,607	11,300,510
Rubrik, Inc., Class A (A)	19,744	1,874,693
Samsara, Inc., Class A (A)	43,526	1,655,294
SentinelOne, Inc., Class A (A)	129,446	2,374,040
Synopsys, Inc. (A)	13,215	8,371,306
Tyler Technologies, Inc. (A)	18,147	10,608,010
UiPath, Inc., Class A (A)	145,559	1,710,318
Unity Software, Inc. (A)	132,483	4,419,633
Zoom Communications, Inc., Class A (A)	93,819	6,947,297
Zscaler, Inc. (A)	18,176	5,190,339
Technology hardware, storage and peripherals – 1.7%
Hewlett Packard Enterprise Company	639,291	13,226,931
HP, Inc.	197,688	4,902,662
NetApp, Inc.	104,927	10,926,049
Pure Storage, Inc., Class A (A)	135,944	8,091,387
Seagate Technology Holdings PLC	78,328	12,298,279
Super Micro Computer, Inc. (A)(B)	106,408	6,274,880
Western Digital Corp.	183,582	14,446,068
Materials – 5.0%		210,045,537
Chemicals – 1.6%
Albemarle Corp.	34,080	2,312,328
Axalta Coating Systems, Ltd. (A)	148,768	4,213,110
Celanese Corp.	56,634	2,957,994
CF Industries Holdings, Inc.	105,788	9,820,300
DuPont de Nemours, Inc.	64,639	4,647,544
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Eastman Chemical Company	81,235	$5,898,473
Element Solutions, Inc.	90,903	2,145,311
International Flavors & Fragrances, Inc.	82,512	5,860,827
LyondellBasell Industries NV, Class A	111,708	6,471,244
NewMarket Corp.	1,979	1,359,573
PPG Industries, Inc.	68,682	7,245,951
RPM International, Inc.	60,751	7,132,775
The Mosaic Company	187,523	6,752,703
Westlake Corp.	18,689	1,482,038
Construction materials – 0.6%
Eagle Materials, Inc.	18,491	4,147,346
Martin Marietta Materials, Inc.	21,193	12,183,432
Vulcan Materials Company	38,422	10,553,371
Containers and packaging – 1.8%
Amcor PLC	1,665,609	15,573,426
AptarGroup, Inc.	43,306	6,805,105
Avery Dennison Corp.	43,466	7,292,291
Ball Corp.	153,685	8,800,003
Crown Holdings, Inc.	79,456	7,894,748
Graphic Packaging Holding Company	231,124	5,167,933
International Paper Company	180,950	8,457,603
Packaging Corp. of America	41,330	8,007,688
Smurfit WestRock PLC	155,930	6,920,173
Metals and mining – 0.9%
Alcoa Corp.	100,299	3,005,961
Carpenter Technology Corp.	18,971	4,731,178
Commercial Metals Company	84,937	4,404,833
Reliance, Inc.	29,415	8,534,174
Royal Gold, Inc.	35,151	5,322,564
Steel Dynamics, Inc.	83,276	10,622,687
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	36,731	3,320,850
Real estate – 5.5%		227,980,201
Diversified REITs – 0.2%
Essential Properties Realty Trust, Inc.	45,622	1,391,015
WP Carey, Inc.	84,804	5,441,025
Health care REITs – 0.5%
Alexandria Real Estate Equities, Inc.	43,609	3,333,036
Healthcare Realty Trust, Inc.	156,514	2,404,055
Healthpeak Properties, Inc.	252,838	4,283,076
Omega Healthcare Investors, Inc.	115,091	4,477,040
Ventas, Inc.	108,661	7,299,846
Hotel and resort REITs – 0.2%
Host Hotels & Resorts, Inc.	291,078	4,575,746
Ryman Hospitality Properties, Inc.	18,447	1,753,572
Industrial REITs – 0.4%
Americold Realty Trust, Inc.	121,230	1,949,378
EastGroup Properties, Inc.	21,247	3,468,360
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Industrial REITs (continued)
First Industrial Realty Trust, Inc.	57,041	$2,779,038
Lineage, Inc.	14,471	624,424
Rexford Industrial Realty, Inc.	94,380	3,447,701
STAG Industrial, Inc.	78,812	2,705,616
Terreno Realty Corp.	38,520	2,137,475
Office REITs – 0.1%
BXP, Inc.	61,335	4,013,149
Vornado Realty Trust	58,728	2,256,330
Real estate management and development – 1.1%
CBRE Group, Inc., Class A (A)	121,003	18,845,007
CoStar Group, Inc. (A)	70,483	6,709,277
Jones Lang LaSalle, Inc. (A)	42,763	11,561,405
Zillow Group, Inc., Class A (A)(B)	15,914	1,221,400
Zillow Group, Inc., Class C (A)	76,012	6,046,755
Residential REITs – 1.1%
American Homes 4 Rent, Class A	135,102	4,686,688
AvalonBay Communities, Inc.	28,932	5,389,453
Camden Property Trust	44,872	4,900,022
Equity LifeStyle Properties, Inc.	73,088	4,379,433
Equity Residential	90,633	5,728,006
Essex Property Trust, Inc.	16,609	4,321,330
Invitation Homes, Inc.	156,529	4,797,614
Mid-America Apartment Communities, Inc.	30,330	4,319,902
Sun Communities, Inc.	32,036	3,973,425
UDR, Inc.	138,875	5,456,399
Retail REITs – 0.6%
Agree Realty Corp.	42,300	3,032,910
Brixmor Property Group, Inc.	129,803	3,391,752
Federal Realty Investment Trust	36,066	3,323,843
Kimco Realty Corp.	270,295	5,738,363
NNN REIT, Inc.	79,224	3,268,782
Regency Centers Corp.	76,880	5,489,232
Specialized REITs – 1.3%
CubeSmart	96,690	3,762,208
Extra Space Storage, Inc.	72,917	9,797,128
Gaming and Leisure Properties, Inc.	111,597	5,086,591
Iron Mountain, Inc.	110,563	10,764,414
Lamar Advertising Company, Class A	41,966	5,130,344
SBA Communications Corp.	24,770	5,566,314
VICI Properties, Inc.	231,959	7,561,863
Weyerhaeuser Company	215,188	5,390,459
Utilities – 5.9%		246,767,957
Electric utilities – 2.8%
Alliant Energy Corp.	89,345	5,808,318
Edison International	215,854	11,250,310
Entergy Corp.	196,891	17,804,853
Evergy, Inc.	164,417	11,640,724
Eversource Energy	144,512	9,552,243
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	235,513	$10,058,760
IDACORP, Inc.	13,914	1,743,842
NRG Energy, Inc.	102,075	17,066,940
OGE Energy Corp.	152,775	6,939,041
PG&E Corp.	505,016	7,080,324
Pinnacle West Capital Corp.	101,247	9,175,003
PPL Corp.	262,115	9,354,884
Gas utilities – 0.4%
Atmos Energy Corp.	55,458	8,647,011
National Fuel Gas Company	19,811	1,719,397
UGI Corp.	128,027	4,632,017
Independent power and renewable electricity producers – 0.8%
The AES Corp.	375,109	4,932,683
Vistra Corp.	148,159	30,897,078
Multi-utilities – 1.6%
Ameren Corp.	110,133	11,137,750
CenterPoint Energy, Inc.	354,389	13,757,381
CMS Energy Corp.	122,107	9,011,497
DTE Energy Company	76,294	10,559,853
NiSource, Inc.	229,264	9,732,257
WEC Energy Group, Inc.	100,869	11,002,791
Water utilities – 0.3%
American Water Works Company, Inc.	59,527	8,348,066
Essential Utilities, Inc.	133,558	4,914,934

SHORT-TERM INVESTMENTS – 0.2%		$6,644,620
(Cost $6,644,576)
Short-term funds – 0.2%		6,644,620
John Hancock Collateral Trust, 4.2650% (D)(E)	188,829	1,888,647

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2386% (D)	4,755,973	4,755,973
Total investments (Multifactor Mid Cap ETF) (Cost $3,316,753,571) 100.1%		$4,180,298,341
Other assets and liabilities, net (0.1%)		(2,297,726)
Total net assets 100.0%		$4,178,000,615

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $55,918,974. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $55,494,069 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 7-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR SMALL CAP ETF

As of 7-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$547,700,361
(Cost $507,606,503)
Communication services – 1.9%		10,291,118
Diversified telecommunication services – 0.6%
Iridium Communications, Inc.	20,795	508,646
Liberty Global, Ltd., Class A (A)	68,256	683,925
Liberty Global, Ltd., Class C (A)	65,145	666,433
Lumen Technologies, Inc. (A)	352,612	1,569,123
Entertainment – 0.4%
Cinemark Holdings, Inc.	23,812	639,828
Madison Square Garden Sports Corp. (A)	7,457	1,507,060
Interactive media and services – 0.2%
CarGurus, Inc. (A)	17,554	576,122
ZoomInfo Technologies, Inc. (A)	59,810	647,742
Media – 0.5%
Nexstar Media Group, Inc.	10,733	2,008,252
TEGNA, Inc.	33,622	561,487
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	18,328	715,525
United States Cellular Corp. (A)(B)	2,838	206,975
Consumer discretionary – 13.9%		76,437,811
Automobile components – 1.7%
BorgWarner, Inc.	49,958	1,838,454
Dorman Products, Inc. (A)	5,324	642,181
Gentex Corp.	53,288	1,407,869
Lear Corp.	21,006	1,980,656
Modine Manufacturing Company (A)	21,509	2,894,251
Patrick Industries, Inc. (B)	6,773	658,607
Automobiles – 0.6%
Harley-Davidson, Inc.	48,143	1,171,319
Lucid Group, Inc. (A)	262,475	645,689
Thor Industries, Inc. (B)	18,943	1,723,624
Broadline retail – 1.2%
Dillard’s, Inc., Class A (B)	1,246	581,795
Etsy, Inc. (A)	38,671	2,253,359
Macy’s, Inc.	57,566	727,059
Ollie’s Bargain Outlet Holdings, Inc. (A)	21,478	2,934,539
Diversified consumer services – 1.3%
ADT, Inc.	169,976	1,419,300
Adtalem Global Education, Inc. (A)	7,463	852,797
Bright Horizons Family Solutions, Inc. (A)	1,855	209,801
frontdoor, Inc. (A)	16,405	959,693
Graham Holdings Company, Class B	659	628,805
Grand Canyon Education, Inc. (A)	5,755	970,466
H&R Block, Inc.	6,225	338,267
Laureate Education, Inc., Class A (A)	25,704	580,910
Stride, Inc. (A)	8,460	1,084,826
Hotels, restaurants and leisure – 2.3%
Brinker International, Inc. (A)	5,237	825,351
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Caesars Entertainment, Inc. (A)	48,833	$1,302,864
Choice Hotels International, Inc.	10,196	1,302,131
Churchill Downs, Inc.	1,325	141,828
Global Business Travel Group I (A)	21,447	137,904
Hilton Grand Vacations, Inc. (A)(B)	14,995	672,076
Life Time Group Holdings, Inc. (A)	29,522	847,872
Planet Fitness, Inc., Class A (A)	27,265	2,977,065
Shake Shack, Inc., Class A (A)	8,396	1,010,375
The Wendy’s Company	35,339	348,089
Travel + Leisure Company	13,739	814,036
Vail Resorts, Inc.	13,458	2,022,199
Wyndham Hotels & Resorts, Inc.	2,961	254,646
Household durables – 1.6%
Cavco Industries, Inc. (A)	1,631	658,386
Champion Homes, Inc. (A)	20,814	1,267,573
Installed Building Products, Inc.	9,575	1,936,927
Mohawk Industries, Inc. (A)	1,093	125,159
Taylor Morrison Home Corp. (A)	35,766	2,120,208
Tri Pointe Homes, Inc. (A)	18,322	564,318
Whirlpool Corp. (B)	22,214	1,844,651
Leisure products – 1.0%
Acushnet Holdings Corp.	5,426	432,018
Brunswick Corp.	28,469	1,659,458
Mattel, Inc. (A)	116,562	1,982,720
Peloton Interactive, Inc., Class A (A)	81,825	584,231
YETI Holdings, Inc. (A)	17,190	631,561
Specialty retail – 3.4%
Abercrombie & Fitch Company, Class A (A)	19,594	1,881,416
Academy Sports & Outdoors, Inc.	14,498	736,353
Asbury Automotive Group, Inc. (A)	7,522	1,670,787
AutoNation, Inc. (A)	12,306	2,370,628
Bath & Body Works, Inc.	76,055	2,202,553
Boot Barn Holdings, Inc. (A)	6,750	1,160,325
Five Below, Inc. (A)	2,346	320,276
Group 1 Automotive, Inc.	4,784	1,971,726
RH (A)	3,491	717,819
Urban Outfitters, Inc. (A)	14,115	1,062,577
Valvoline, Inc. (A)	49,910	1,759,328
Wayfair, Inc., Class A (A)(B)	45,481	2,985,373
Textiles, apparel and luxury goods – 0.8%
Columbia Sportswear Company	6,298	356,278
Crocs, Inc. (A)	10,935	1,090,548
Kontoor Brands, Inc.	11,657	648,829
Levi Strauss & Company, Class A	40,672	800,832
PVH Corp.	23,170	1,701,141
VF Corp.	2,825	33,109
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 2.1%		$11,330,608
Beverages – 0.1%
National Beverage Corp. (A)	4,672	214,071
Food products – 1.6%
Cal-Maine Foods, Inc.	8,259	917,905
Darling Ingredients, Inc. (A)	61,361	1,986,869
Flowers Foods, Inc.	78,297	1,241,007
Freshpet, Inc. (A)	19,925	1,361,276
Lamb Weston Holdings, Inc.	3,825	218,293
Post Holdings, Inc. (A)	16,789	1,776,444
The Marzetti Company	4,121	732,549
The Simply Good Foods Company (A)	19,682	599,514
Household products – 0.2%
Reynolds Consumer Products, Inc.	21,682	487,628
WD-40 Company	2,734	586,170
Personal care products – 0.2%
BellRing Brands, Inc. (A)	5,598	305,539
e.l.f. Beauty, Inc. (A)	3,558	431,194
Interparfums, Inc.	3,915	472,149
Energy – 3.7%		20,385,141
Energy equipment and services – 1.2%
Archrock, Inc.	37,645	879,387
Cactus, Inc., Class A	14,931	631,731
Kodiak Gas Services, Inc.	10,603	342,795
Noble Corp. PLC	54,525	1,461,815
NOV, Inc.	143,692	1,807,645
Patterson-UTI Energy, Inc.	84,843	501,422
Weatherford International PLC	21,791	1,232,281
Oil, gas and consumable fuels – 2.5%
APA Corp. (B)	13,231	255,226
California Resources Corp.	19,041	917,395
Chord Energy Corp.	7,166	790,625
Civitas Resources, Inc.	41,205	1,250,984
CNX Resources Corp. (A)(B)	27,610	836,859
Comstock Resources, Inc. (A)	14,774	264,011
Core Natural Resources, Inc.	10,726	791,686
Crescent Energy, Inc., Class A	40,160	371,078
Excelerate Energy, Inc., Class A	3,000	76,980
HF Sinclair Corp.	2,650	116,441
Magnolia Oil & Gas Corp., Class A	73,573	1,752,509
Matador Resources Company	46,185	2,303,708
Murphy Oil Corp.	59,837	1,484,556
Northern Oil & Gas, Inc. (B)	21,520	606,003
Sitio Royalties Corp., Class A	16,375	297,534
SM Energy Company	51,195	1,412,470
Financials – 19.8%		108,613,690
Banks – 8.6%
Ameris Bancorp	14,294	976,995
Associated Banc-Corp.	35,304	873,421
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Atlantic Union Bankshares Corp.	18,933	$600,176
Axos Financial, Inc. (A)	11,686	1,009,086
BancFirst Corp.	3,972	494,593
Bank OZK	41,482	2,045,063
BOK Financial Corp.	9,173	931,335
Cadence Bank	67,904	2,366,454
Cathay General Bancorp	14,201	642,169
Columbia Banking System, Inc.	78,982	1,879,772
Community Financial System, Inc.	11,200	590,240
Eastern Bankshares, Inc.	42,440	655,698
First BanCorp	34,284	714,136
First Financial Bankshares, Inc.	46,896	1,623,540
First Hawaiian, Inc.	26,797	649,827
First Interstate BancSystem, Inc., Class A	18,822	541,885
Flagstar Financial, Inc.	68,888	777,746
FNB Corp.	137,771	2,110,652
Fulton Financial Corp.	38,975	699,601
Glacier Bancorp, Inc.	43,202	1,893,544
Hancock Whitney Corp.	18,137	1,083,142
Home BancShares, Inc.	68,435	1,927,130
Independent Bank Corp.	8,974	570,298
International Bancshares Corp.	12,140	827,705
Old National Bancorp	112,404	2,372,848
Popular, Inc.	25,291	2,897,843
Prosperity Bancshares, Inc.	32,431	2,160,553
ServisFirst Bancshares, Inc.	10,625	835,656
Synovus Financial Corp.	48,658	2,298,604
Texas Capital Bancshares, Inc. (A)	9,894	830,799
TFS Financial Corp.	10,344	135,610
UMB Financial Corp.	20,653	2,271,623
United Bankshares, Inc.	53,127	1,887,071
United Community Banks, Inc.	25,945	791,323
Valley National Bancorp	104,452	968,270
WSFS Financial Corp.	12,160	666,854
Zions Bancorp NA	51,357	2,753,762
Capital markets – 3.3%
Affiliated Managers Group, Inc.	11,192	2,348,865
Artisan Partners Asset Management, Inc., Class A	14,727	666,397
BGC Group, Inc., Class A	149,464	1,385,531
Cohen & Steers, Inc.	5,826	428,561
Federated Hermes, Inc.	16,634	824,547
Invesco, Ltd.	45,368	953,182
Janus Henderson Group PLC	48,894	2,117,110
Lazard, Inc.	42,690	2,219,026
Moelis & Company, Class A	15,822	1,109,755
Piper Sandler Companies	7,062	2,226,790
PJT Partners, Inc., Class A	9,273	1,656,343
StoneX Group, Inc. (A)	8,672	843,265
Victory Capital Holdings, Inc., Class A	10,548	726,863
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Virtu Financial, Inc., Class A	16,707	$737,447
Consumer finance – 1.6%
Credit Acceptance Corp. (A)(B)	2,074	1,016,841
FirstCash Holdings, Inc.	15,028	2,003,082
Nelnet, Inc., Class A	2,793	348,483
OneMain Holdings, Inc.	44,725	2,584,658
SLM Corp.	75,257	2,393,173
Upstart Holdings, Inc. (A)(B)	1,066	87,135
Financial services – 2.8%
Enact Holdings, Inc.	11,824	411,002
Essent Group, Ltd.	36,960	2,069,390
Euronet Worldwide, Inc. (A)	17,166	1,668,192
Jackson Financial, Inc., Class A	26,871	2,352,825
MGIC Investment Corp.	88,686	2,296,967
Paymentus Holdings, Inc., Class A (A)	5,727	159,669
Payoneer Global, Inc. (A)	60,605	398,175
PennyMac Financial Services, Inc.	10,930	1,018,020
The Western Union Company	69,203	557,084
Voya Financial, Inc.	33,963	2,377,410
Walker & Dunlop, Inc.	6,780	508,568
WEX, Inc. (A)	8,807	1,494,372
Insurance – 3.5%
Assured Guaranty, Ltd.	9,582	810,446
Axis Capital Holdings, Ltd.	25,189	2,363,736
Brighthouse Financial, Inc. (A)	12,796	612,289
F&G Annuities & Life, Inc.	7,285	232,464
First American Financial Corp.	35,393	2,125,350
Genworth Financial, Inc., Class A (A)	88,805	698,007
Goosehead Insurance, Inc., Class A	4,428	402,549
Hagerty, Inc., Class A (A)	5,982	60,777
Kemper Corp.	12,707	782,624
Lincoln National Corp.	63,543	2,421,624
Mercury General Corp.	5,240	362,870
Palomar Holdings, Inc. (A)	5,335	706,834
RLI Corp.	30,793	2,032,030
Selective Insurance Group, Inc.	22,088	1,722,201
The Baldwin Insurance Group, Inc. (A)(B)	27,333	1,006,948
The Hanover Insurance Group, Inc.	11,744	2,015,623
White Mountains Insurance Group, Ltd.	511	913,566
Health care – 6.4%		35,025,154
Biotechnology – 2.4%
ACADIA Pharmaceuticals, Inc. (A)	27,359	651,965
ADMA Biologics, Inc. (A)	45,287	846,867
Akero Therapeutics, Inc. (A)	16,757	818,579
Alkermes PLC (A)	31,578	836,501
BridgeBio Pharma, Inc. (A)	56,567	2,673,922
Crinetics Pharmaceuticals, Inc. (A)	19,302	551,844
CRISPR Therapeutics AG (A)(B)	17,375	977,518
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Cytokinetics, Inc. (A)	1,345	$50,626
Halozyme Therapeutics, Inc. (A)	14,099	845,517
Ionis Pharmaceuticals, Inc. (A)	4,345	186,748
Krystal Biotech, Inc. (A)	9,900	1,523,313
Madrigal Pharmaceuticals, Inc. (A)	126	38,116
PTC Therapeutics, Inc. (A)	16,865	878,835
REVOLUTION Medicines, Inc. (A)	62,973	2,347,004
Rhythm Pharmaceuticals, Inc. (A)	519	44,234
TG Therapeutics, Inc. (A)	410	14,555
Health care equipment and supplies – 1.4%
Dentsply Sirona, Inc.	83,597	1,196,273
Envista Holdings Corp. (A)	37,752	713,135
Glaukos Corp. (A)	253	21,781
Haemonetics Corp. (A)	9,997	740,178
ICU Medical, Inc. (A)	4,855	623,431
Integer Holdings Corp. (A)	6,981	757,508
Lantheus Holdings, Inc. (A)(B)	22,401	1,594,727
Merit Medical Systems, Inc. (A)	20,442	1,734,708
Teleflex, Inc.	1,461	174,590
Health care providers and services – 1.5%
Acadia Healthcare Company, Inc. (A)	8,325	181,235
Amedisys, Inc. (A)	6,532	644,055
BrightSpring Health Services, Inc. (A)	12,353	255,089
Chemed Corp.	300	123,690
Concentra Group Holdings Parent, Inc.	23,548	470,254
CorVel Corp. (A)	11,489	1,017,925
Guardant Health, Inc. (A)	25,038	1,026,057
Hims & Hers Health, Inc. (A)(B)	2,663	176,237
LifeStance Health Group, Inc. (A)	18,818	74,896
Option Care Health, Inc. (A)	58,121	1,705,851
Privia Health Group, Inc. (A)	20,225	394,792
RadNet, Inc. (A)	28,279	1,547,710
Surgery Partners, Inc. (A)	14,413	316,365
Life sciences tools and services – 0.1%
Repligen Corp. (A)	1,473	172,444
Sotera Health Company (A)	33,432	384,134
Pharmaceuticals – 1.0%
Corcept Therapeutics, Inc. (A)	20,207	1,357,304
Elanco Animal Health, Inc. (A)	114,954	1,572,571
Jazz Pharmaceuticals PLC (A)	2,193	251,384
Organon & Company	107,449	1,042,255
Perrigo Company PLC	27,301	728,118
Prestige Consumer Healthcare, Inc. (A)	10,011	740,313
Industrials – 22.8%		124,970,159
Aerospace and defense – 2.0%
AeroVironment, Inc. (A)	11,561	3,094,194
Archer Aviation, Inc., Class A (A)	5,311	53,269
Hexcel Corp.	32,124	1,924,549
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Huntington Ingalls Industries, Inc.	1,813	$505,573
Kratos Defense & Security Solutions, Inc. (A)	30,516	1,791,289
Loar Holdings, Inc. (A)	8,164	603,401
Moog, Inc., Class A	11,029	2,134,994
Spirit AeroSystems Holdings, Inc., Class A (A)	24,541	966,915
Air freight and logistics – 0.4%
GXO Logistics, Inc. (A)	47,482	2,360,330
Building products – 3.3%
AAON, Inc.	25,382	2,119,397
Armstrong World Industries, Inc.	15,382	2,894,431
AZZ, Inc.	6,357	696,092
CSW Industrials, Inc.	6,235	1,617,858
Fortune Brands Innovations, Inc.	4,362	237,903
Griffon Corp.	9,573	777,998
Hayward Holdings, Inc. (A)	40,514	623,105
Simpson Manufacturing Company, Inc.	8,928	1,601,951
Tecnoglass, Inc.	5,116	399,201
Trex Company, Inc. (A)	39,220	2,519,493
UFP Industries, Inc.	20,109	1,970,682
Zurn Elkay Water Solutions Corp.	54,451	2,409,457
Commercial services and supplies – 1.5%
ABM Industries, Inc.	12,872	593,785
Brady Corp., Class A	9,066	639,788
Casella Waste Systems, Inc., Class A (A)	20,951	2,278,002
Driven Brands Holdings, Inc. (A)	12,191	206,028
MSA Safety, Inc.	13,630	2,424,368
The Brink’s Company	18,327	1,600,680
UniFirst Corp.	3,146	538,060
Construction and engineering – 2.6%
Arcosa, Inc.	10,355	889,287
Dycom Industries, Inc. (A)	11,430	3,072,498
Fluor Corp. (A)	36,198	2,054,960
Granite Construction, Inc. (B)	9,115	861,094
IES Holdings, Inc. (A)(B)	1,852	653,886
Primoris Services Corp.	11,070	1,042,462
Sterling Infrastructure, Inc. (A)	6,310	1,688,493
Valmont Industries, Inc.	7,063	2,570,579
WillScot Holdings Corp.	42,885	1,258,675
Electrical equipment – 1.1%
EnerSys	8,138	751,707
Generac Holdings, Inc. (A)	2,228	433,769
NEXTracker, Inc., Class A (A)	50,283	2,929,488
Sensata Technologies Holding PLC	62,862	1,933,635
Ground transportation – 1.0%
Knight-Swift Transportation Holdings, Inc.	8,036	341,530
Landstar System, Inc.	12,974	1,730,342
Lyft, Inc., Class A (A)	4,802	67,516
RXO, Inc. (A)	33,353	515,304
Ryder System, Inc.	14,587	2,592,256
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Ground transportation (continued)
Saia, Inc. (A)	886	$267,785
Schneider National, Inc., Class B	7,545	184,475
Machinery – 5.0%
AGCO Corp.	13,936	1,644,030
Atmus Filtration Technologies, Inc.	18,144	705,983
Chart Industries, Inc. (A)	1,356	269,613
Enpro, Inc.	4,508	957,544
Esab Corp.	20,659	2,771,818
ESCO Technologies, Inc.	5,311	1,028,741
Federal Signal Corp.	22,791	2,884,657
Flowserve Corp.	48,681	2,728,083
Franklin Electric Company, Inc.	8,248	774,900
Gates Industrial Corp. PLC (A)	52,598	1,304,430
JBT Marel Corp.	1,458	200,912
Kadant, Inc.	2,468	821,276
Mueller Water Products, Inc., Class A	32,596	807,077
Oshkosh Corp.	24,022	3,039,504
SPX Technologies, Inc. (A)	16,649	3,036,611
The Timken Company	25,652	1,951,861
The Toro Company	4,251	315,637
Watts Water Technologies, Inc., Class A	8,485	2,225,785
Marine transportation – 0.1%
Kirby Corp. (A)	6,078	579,294
Matson, Inc.	1,746	186,438
Passenger airlines – 0.2%
Copa Holdings SA, Class A	6,503	719,622
SkyWest, Inc. (A)	2,307	267,520
Professional services – 3.4%
Alight, Inc., Class A	91,925	492,718
CBIZ, Inc. (A)	10,751	657,101
Clarivate PLC (A)	174,810	673,019
Concentrix Corp.	22,953	1,192,867
Dun & Bradstreet Holdings, Inc.	129,647	1,179,788
ExlService Holdings, Inc. (A)	54,254	2,356,251
Exponent, Inc.	19,959	1,376,373
FTI Consulting, Inc. (A)	7,614	1,266,589
Insperity, Inc.	7,127	424,627
KBR, Inc.	26,530	1,240,012
Korn Ferry	10,612	752,072
Maximus, Inc.	21,762	1,607,341
Parsons Corp. (A)	10,421	773,238
Robert Half, Inc.	24,142	891,081
Science Applications International Corp.	17,824	1,987,020
TriNet Group, Inc.	12,360	838,132
Verra Mobility Corp. (A)	31,502	795,741
Trading companies and distributors – 2.2%
Air Lease Corp.	40,121	2,222,703
Boise Cascade Company	15,915	1,333,836
GATX Corp.	13,134	2,005,430
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors (continued)
GMS, Inc. (A)	8,054	$883,041
Herc Holdings, Inc.	7,172	837,761
McGrath RentCorp	5,172	645,414
MSC Industrial Direct Company, Inc., Class A	9,276	803,487
Rush Enterprises, Inc., Class A	13,365	723,581
Rush Enterprises, Inc., Class B	1,507	81,845
SiteOne Landscape Supply, Inc. (A)	16,580	2,285,221
Information technology – 12.8%		69,939,389
Communications equipment – 0.3%
Lumentum Holdings, Inc. (A)(B)	14,866	1,636,449
Electronic equipment, instruments and components – 4.9%
Advanced Energy Industries, Inc.	8,188	1,137,477
Arrow Electronics, Inc. (A)	19,368	2,246,688
Avnet, Inc.	34,750	1,839,665
Badger Meter, Inc.	10,383	1,959,895
Belden, Inc.	8,746	1,081,443
Cognex Corp.	63,933	2,606,548
Crane NXT Company	10,255	608,532
Fabrinet (A)	7,717	2,498,224
Insight Enterprises, Inc. (A)	11,907	1,411,932
Itron, Inc. (A)	9,362	1,165,943
Littelfuse, Inc.	9,466	2,435,886
Mirion Technologies, Inc. (A)	42,561	951,238
Novanta, Inc. (A)	13,655	1,679,838
OSI Systems, Inc. (A)	3,484	769,999
Plexus Corp. (A)	5,702	727,005
Sanmina Corp. (A)	11,772	1,366,023
Vontier Corp.	57,804	2,397,132
IT services – 0.4%
ASGN, Inc. (A)	8,859	444,190
DigitalOcean Holdings, Inc. (A)	11,940	332,648
DXC Technology Company (A)	36,586	497,935
Globant SA (A)	9,120	768,451
Semiconductors and semiconductor equipment – 2.6%
Allegro MicroSystems, Inc. (A)	21,688	681,220
Amkor Technology, Inc.	23,346	526,686
Cirrus Logic, Inc. (A)	19,423	1,956,090
Lattice Semiconductor Corp. (A)	6,560	326,885
MKS, Inc.	16,892	1,607,781
Onto Innovation, Inc. (A)	10,795	1,022,826
Power Integrations, Inc.	11,716	568,460
Qorvo, Inc. (A)	19,940	1,666,984
Rambus, Inc. (A)	39,508	2,920,826
Semtech Corp. (A)	18,970	969,367
Silicon Laboratories, Inc. (A)	6,833	900,384
SiTime Corp. (A)	3,840	778,944
Universal Display Corp.	1,481	213,856
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software – 4.6%
ACI Worldwide, Inc. (A)	39,583	$1,684,652
Alarm.com Holdings, Inc. (A)	9,701	529,966
BILL Holdings, Inc. (A)	39,510	1,693,004
Blackbaud, Inc. (A)	10,302	694,561
Blackline, Inc. (A)(B)	11,946	642,456
Box, Inc., Class A (A)	27,832	893,407
C3.Ai, Inc., Class A (A)(B)	24,821	584,783
CCC Intelligent Solutions Holdings, Inc. (A)	195,277	1,888,329
Clear Secure, Inc., Class A	19,444	571,848
Clearwater Analytics Holdings, Inc., Class A (A)	679	13,757
CommVault Systems, Inc. (A)	15,106	2,869,385
Core Scientific, Inc. (A)	61,886	837,936
Dolby Laboratories, Inc., Class A	22,590	1,701,931
Freshworks, Inc., Class A (A)	49,352	641,082
Gitlab, Inc., Class A (A)	333	14,589
InterDigital, Inc. (B)	5,331	1,376,464
JFrog, Ltd. (A)	19,390	841,720
MARA Holdings, Inc. (A)(B)	5,872	94,422
NCino, Inc. (A)(B)	23,007	642,470
Pegasystems, Inc.	36,996	2,172,035
Pivotal Software, Inc. (A)(C)	33,553	0
Q2 Holdings, Inc. (A)	334	27,121
Qualys, Inc. (A)	7,384	982,589
SentinelOne, Inc., Class A (A)	64,007	1,173,888
SPS Commerce, Inc. (A)	10,315	1,122,942
UiPath, Inc., Class A (A)	5,052	59,361
Varonis Systems, Inc. (A)	295	16,470
Vertex, Inc., Class A (A)	24,337	807,258
Workiva, Inc. (A)	10,301	657,513
Materials – 5.5%		29,902,288
Chemicals – 2.3%
Avient Corp.	19,235	607,249
Axalta Coating Systems, Ltd. (A)	6,755	191,302
Balchem Corp.	11,907	1,815,460
Cabot Corp.	21,484	1,550,715
Element Solutions, Inc.	85,104	2,008,454
FMC Corp.	25,687	1,002,820
HB Fuller Company	11,580	650,796
Huntsman Corp.	34,690	336,493
NewMarket Corp.	2,943	2,021,841
Olin Corp.	49,465	936,867
Sensient Technologies Corp.	8,702	977,148
The Scotts Miracle-Gro Company	11,191	701,228
Construction materials – 0.2%
Eagle Materials, Inc.	1,212	271,839
Knife River Corp. (A)	12,596	1,038,918
Containers and packaging – 1.0%
Graphic Packaging Holding Company	8,956	200,256
Sealed Air Corp.	59,073	1,729,067
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Silgan Holdings, Inc.	34,756	$1,617,197
Sonoco Products Company	38,475	1,734,068
Metals and mining – 1.5%
Alcoa Corp.	12,924	387,332
Cleveland-Cliffs, Inc. (A)(B)	202,937	2,134,897
Coeur Mining, Inc. (A)	115,856	1,006,789
Commercial Metals Company	43,904	2,276,861
Hecla Mining Company	122,543	703,397
MP Materials Corp. (A)	25,731	1,582,457
Paper and forest products – 0.5%
Louisiana-Pacific Corp.	23,101	2,088,561
Sylvamo Corp.	7,169	330,276
Real estate – 6.6%		36,433,225
Diversified REITs – 0.5%
Broadstone Net Lease, Inc.	37,586	610,397
Essential Properties Realty Trust, Inc.	67,023	2,043,531
Health care REITs – 1.1%
American Healthcare REIT, Inc.	31,003	1,197,956
CareTrust REIT, Inc.	37,689	1,198,510
Healthcare Realty Trust, Inc.	127,008	1,950,843
Medical Properties Trust, Inc.	109,666	451,824
National Health Investors, Inc.	8,650	604,289
Sabra Health Care REIT, Inc.	47,042	848,167
Hotel and resort REITs – 0.4%
Apple Hospitality REIT, Inc.	44,110	518,293
Ryman Hospitality Properties, Inc.	21,081	2,003,960
Industrial REITs – 1.0%
Americold Realty Trust, Inc.	64,078	1,030,374
First Industrial Realty Trust, Inc.	15,217	741,372
STAG Industrial, Inc.	48,868	1,677,638
Terreno Realty Corp.	33,941	1,883,386
Office REITs – 1.3%
COPT Defense Properties	23,405	638,488
Cousins Properties, Inc.	35,580	964,218
Douglas Emmett, Inc.	35,287	534,951
Highwoods Properties, Inc.	22,700	658,527
Kilroy Realty Corp.	24,994	921,279
SL Green Realty Corp.	15,348	878,673
Vornado Realty Trust	63,801	2,451,234
Real estate management and development – 0.2%
Howard Hughes Holdings, Inc. (A)	6,545	449,838
Newmark Group, Inc., Class A	28,244	428,461
Residential REITs – 0.1%
Independence Realty Trust, Inc.	48,352	810,863
Retail REITs – 1.4%
Agree Realty Corp.	35,183	2,522,621
Kite Realty Group Trust	81,430	1,789,831
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Retail REITs (continued)
Phillips Edison & Company, Inc.	48,091	$1,624,995
Tanger, Inc.	22,647	679,863
The Macerich Company	52,462	876,640
Specialized REITs – 0.6%
EPR Properties	15,448	850,258
Four Corners Property Trust, Inc.	20,025	505,431
Millrose Properties, Inc., Class A	23,753	712,352
National Storage Affiliates Trust	28,348	835,132
Outfront Media, Inc.	30,749	539,030
Utilities – 4.4%		24,371,778
Electric utilities – 1.3%
ALLETE, Inc.	11,724	772,963
IDACORP, Inc.	19,267	2,414,733
MGE Energy, Inc.	7,523	639,004
Otter Tail Corp.	8,410	649,084
Portland General Electric Company	41,137	1,691,553
TXNM Energy, Inc.	19,155	1,087,812
Gas utilities – 2.1%
Chesapeake Utilities Corp.	4,597	551,088
MDU Resources Group, Inc.	81,703	1,409,377
National Fuel Gas Company	31,026	2,692,747
New Jersey Resources Corp.	20,227	928,622
ONE Gas, Inc.	12,079	878,143
Southwest Gas Holdings, Inc.	23,729	1,854,184
Spire, Inc.	11,533	858,863
UGI Corp.	74,741	2,704,129
Independent power and renewable electricity producers – 0.5%
Clearway Energy, Inc., Class A	15,649	481,676
Clearway Energy, Inc., Class C	31,107	1,015,021
Ormat Technologies, Inc.	11,908	1,064,694
Multi-utilities – 0.4%
Avista Corp.	16,117	601,164
Black Hills Corp.	14,571	841,912
Northwestern Energy Group, Inc.	12,645	679,037
Water utilities – 0.1%
American States Water Company	7,555	555,972

SHORT-TERM INVESTMENTS – 0.4%		$2,211,670
(Cost $2,211,626)
Short-term funds – 0.4%		2,211,670
John Hancock Collateral Trust, 4.2650% (D)(E)	147,691	1,477,192

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.2386% (D)	734,478	734,478
Total investments (Multifactor Small Cap ETF) (Cost $509,818,129) 100.3%		$549,912,031
Other assets and liabilities, net (0.3%)		(1,586,288)
Total net assets 100.0%		$548,325,743

SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR SMALL CAP ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-25. The value of securities on loan amounted to $19,387,436. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $18,604,507 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 7-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$47,789,337	$47,789,337	—	—
Austria	1,894,453	1,894,453	—	—
Belgium	8,384,187	8,384,187	—	—
Chile	463,923	463,923	—	—
Denmark	13,593,067	13,593,067	—	—
Finland	8,616,712	8,616,712	—	—
France	85,742,395	85,742,395	—	—
Germany	71,760,334	71,760,334	—	—
Hong Kong	13,198,311	13,198,311	—	—
Ireland	5,735,540	5,735,540	—	—
Israel	4,823,687	4,823,687	—	—
Italy	22,638,688	22,638,688	—	—
Japan	156,401,596	156,401,596	—	—
Luxembourg	2,252,589	2,252,589	—	—
Macau	85,377	85,377	—	—
Netherlands	27,514,038	27,514,038	—	—
New Zealand	1,879,672	1,879,672	—	—
Norway	3,336,351	3,336,351	—	—
Portugal	1,061,886	1,061,886	—	—
|	43

	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Singapore	$13,401,571	$13,401,571	—	—
South Africa	360,875	360,875	—	—
Spain	24,055,470	24,055,470	—	—
Sweden	20,141,026	20,141,026	—	—
Switzerland	61,839,172	61,839,172	—	—
United Arab Emirates	—	—	—	—
United Kingdom	102,690,860	102,690,860	—	—
United States	3,155,303	3,155,303	—	—
Preferred securities	2,529,395	2,529,395	—	—
Short-term investments	4,522,093	4,522,093	—	—
Total investments in securities	$709,867,908	$709,867,908	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$17,254,020	$17,254,020	—	—
Chile	2,246,874	2,246,874	—	—
China	145,227,222	145,227,222	—	—
Hong Kong	4,972,692	4,972,692	—	—
India	132,436,533	132,436,533	—	—
Indonesia	8,603,963	8,603,963	—	—
Ireland	8,170,102	8,170,102	—	—
Luxembourg	95,965	95,965	—	—
Malaysia	11,019,906	11,019,906	—	—
Mexico	14,181,893	14,181,893	—	—
Netherlands	409,378	409,378	—	—
Philippines	4,209,976	4,209,976	—	—
Poland	8,455,299	8,455,299	—	—
Russia	—	—	—	—
Saudi Arabia	20,621,981	20,621,981	—	—
Singapore	3,227,771	3,227,771	—	—
South Africa	21,581,511	21,581,511	—	—
South Korea	77,032,304	77,032,304	—	—
Taiwan	111,824,051	111,824,051	—	—
Thailand	9,566,590	9,566,590	—	—
Turkey	3,665,754	3,665,754	—	—
United Kingdom	599,518	599,518	—	—
United States	1,125,373	1,125,373	—	—
Preferred securities	7,995,406	7,995,406	—	—
Warrants	8,431	8,431	—	—
Short-term investments	1,257,511	1,257,511	—	—
Total investments in securities	$615,790,024	$615,790,024	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$77,530,786	$77,530,786	—	—
Consumer discretionary	101,853,250	101,853,250	—	—
Consumer staples	53,679,168	53,679,168	—	—
Energy	35,338,034	35,338,034	—	—
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	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Financials	$160,363,658	$160,363,658	—	—
Health care	91,457,819	91,439,661	—	$18,158
Industrials	124,688,692	124,688,692	—	—
Information technology	257,809,993	257,809,993	—	—
Materials	30,925,279	30,925,279	—	—
Real estate	26,360,071	26,360,071	—	—
Utilities	40,997,742	40,997,742	—	—
Short-term investments	1,834,016	1,834,016	—	—
Total investments in securities	$1,002,838,508	$1,002,820,350	—	$18,158
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$129,633,631	$129,633,631	—	—
Consumer discretionary	474,600,153	474,600,153	—	—
Consumer staples	180,313,924	180,313,924	—	—
Energy	159,332,031	159,332,031	—	—
Financials	696,780,924	696,780,924	—	—
Health care	400,703,900	400,411,307	—	$292,593
Industrials	876,994,913	876,994,913	—	—
Information technology	570,500,550	570,500,550	—	—
Materials	210,045,537	210,045,537	—	—
Real estate	227,980,201	227,980,201	—	—
Utilities	246,767,957	246,767,957	—	—
Short-term investments	6,644,620	6,644,620	—	—
Total investments in securities	$4,180,298,341	$4,180,005,748	—	$292,593
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$547,700,361	$547,700,361	—	—
Short-term investments	2,211,670	2,211,670	—	—
Total investments in securities	$549,912,031	$549,912,031	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust	347,711	$16,563,914	$31,548,034	$(44,632,409)	$(349)	$(1,415)	$26,747	—	$3,477,775
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	40,489	$1,690,756	$2,310,813	$(3,596,451)	$(110)	$(41)	$13,348	—	$404,967
|	45

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Large Cap ETF
John Hancock Collateral Trust	6,310	$36,256	$1,890,929	$(1,864,035)	$(35)	$(2)	$2,173	—	$63,113
Multifactor Mid Cap ETF
John Hancock Collateral Trust	188,829	$3,813,897	$24,507,023	$(26,431,770)	$(315)	$(188)	$39,852	—	$1,888,647
Multifactor Small Cap ETF
John Hancock Collateral Trust	147,691	$1,212,438	$9,459,560	$(9,194,592)	$(209)	$(5)	$12,761	—	$1,477,192
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
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